As filed with the Securities and Exchange Commission on August 10, 2021

Securities Act Registration No.	333-[___]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

Ultimus Managers Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

(513) 587-3454

(Registrant's Telephone Number, including Area Code)

David James

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.

Kilpatrick, Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, North Carolina 27609

Title of securities being registered: Shares of seven series of the Registrant – Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

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Westwood Quality Value Fund

Westwood Total Return Fund

Westwood Quality SMidCap Fund

Westwood Quality SmallCap Fund

Westwood Income Opportunity Fund

Westwood High Income Fund

Westwood Alternative Income Fund

Each a Series of:

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Important Proxy Materials

PLEASE CAST YOUR VOTE TODAY

September 10, 2021

Dear Shareholder:

A Combined Special Meeting of Shareholders of the Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund (collectively, the “Existing Funds” and each an “Existing Fund”), each a series of The Advisors’ Inner Circle Fund (the “Trust”) has been scheduled to be held on October 22, 2021, at 10:00 a.m., Eastern Time (the “Special Meeting”), to consider an Agreement and Plan of Reorganization (the “Plan”) by and among Trust, on behalf of the Existing Funds, Ultimus Managers Trust (“UMT”), on behalf of the Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund (collectively, the “New Funds” and each a “New Fund”) and Westwood Management Corp. (“Westwood”), the investment adviser to the Existing Funds. Due to the public health impact of the coronavirus pandemic (“COVID-19”), the Special Meeting will be conducted in virtual conference call format only. Shareholders will be able to listen, vote, and submit questions from their home or any location with internet connectivity.

If the Plan is approved by shareholders of each of the Existing Funds, each Existing Fund will be reorganized into the corresponding New Fund pursuant to the terms of the Plan. Westwood, the investment adviser of each the Existing Funds will continue to serve as investment adviser to each of the New Funds. Each of the New Funds and each of the respective Existing Funds have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and risks. Further, it is expected that each of the New Funds will be managed by the same portfolio managers that currently manage the respective Existing Fund. Each New Fund offers the same share classes as the corresponding Existing Fund.

Westwood made a recommendation to the Trust’s Board of Trustees (the “Existing Funds Board”) to approve the reorganizations based on Westwood’s belief that the reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses. Following careful analysis and consideration, the Existing Funds Board approved the reorganizations and concluded that the implementation of the reorganizations is in the best interests of the Existing Funds and their shareholders.

If the Plan is approved by shareholders of each Existing Fund, the proposed transactions would be effected by (i) the transfer of all of the assets of each Existing Fund to the corresponding New Fund (as set forth below) in exchange for the issuance respectively by each New Fund to the corresponding Existing Fund of Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares (as applicable) of that New Fund, and the New Fund’s assumption of all of the liabilities of the corresponding Existing Fund, followed by (ii) the distribution of such  Shares of each New Fund to the shareholders of Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares (as applicable), respectively, of the corresponding Existing Fund in liquidation of each Existing Fund (“each such transaction, a “Reorganization” and together, the “Reorganizations”).

Existing Fund		New Fund
Westwood Quality Value Fund	→	Westwood Quality Value Fund
Westwood Total Return Fund	→	Westwood Total Return Fund
Westwood Quality SMidCap Fund	→	Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund	→	Westwood Quality SmallCap Fund
Westwood Income Opportunity Fund	→	Westwood Income Opportunity Fund
Westwood High Income Fund	→	Westwood High Income Fund
Westwood Alternative Income Fund	→	Westwood Alternative Income Fund

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The Reorganizations are not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

The Existing Funds Board has approved the Reorganizations and recommends that you vote “FOR” the applicable Reorganizations.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than 11:59 p.m. on October 21, 2021.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

TO VOTE BY TELEPHONE:		TO VOTE BY INTERNET:
1)	Read the Combined Proxy Statement/Prospectus and have the enclosed proxy card at hand	1)	Read the Combined Proxy Statement/Prospectus and have the enclosed proxy card at hand
2)	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	2)	Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Proxy Statement carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposals, please call AST Fund Solutions, LLC the Existing Fund’s proxy solicitor, toll-free at [phone number]. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website. Thank you for your continued support.

Respectfully,

/s/ Michael Beattie

Michael Beattie

President, The Advisors’ Inner Circle Fund

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Westwood Quality Value Fund

Westwood Quality SMidCap Fund

Westwood Quality SmallCap Fund

Westwood Income Opportunity Fund

Westwood High Income Fund

Westwood Alternative Income Fund

Westwood Total Return Fund

Each a Series of:

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

NOTICE OF MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 22, 2021

To Shareholders of Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund:

NOTICE IS HEREBY GIVEN that a special combined meeting of shareholders (the “Meeting”) of Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund (the “Existing Funds”), each a series of The Advisors’ Inner Circle Fund, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), will be held virtually at 10:00 a.m. Eastern Time on October 22, 2021. Due to the public health impact of the coronavirus pandemic (“COVID-19”), the Special Meeting will be conducted in virtual conference call format only. Shareholders will be able to listen, vote, and submit questions from their home or any location with internet connectivity.

The Special Meeting is being held to consider (A) approval of an Agreement and Plan of Reorganization (the “Plan”) by and among Trust, on behalf of each Existing Fund, Ultimus Managers Trust (“UMT”), on behalf of the Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood Total Return Fund (each, a “New Fund,” and together, the “New Funds”) and Westwood Management Corp., the investment adviser to each Existing Fund and New Fund; pursuant to which each Existing Fund will (i) transfer all of its assets to the corresponding New Fund, in exchange solely for Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares (as applicable) of the corresponding New Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of Shares of the Existing Fund, and the assumption by the New Fund of all of the liabilities of the corresponding Existing Fund, and (ii) distribute the Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares (as applicable) of the New Fund to the corresponding class of shareholders of the corresponding Existing Fund on a pro rata basis in redemption of all outstanding Shares of the Existing Fund and in complete liquidation of each Existing Fund (each such transaction a “Reorganization” and collectively, the “Reorganizations”) as set forth in the table below; (B) and any other matters that may properly come before the Meeting or any adjournment or postponement thereof.

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Proposal	Existing Fund	New Fund
1	Westwood Quality Value Fund	Westwood Quality Value Fund
2	Westwood Total Return Fund	Westwood Total Return Fund
3	Westwood Quality SMidCap Fund	Westwood Quality SMidCap Fund
4	Westwood Quality SmallCap Fund	Westwood Quality SmallCap Fund
5	Westwood Income Opportunity Fund	Westwood Income Opportunity Fund
6	Westwood High Income Fund	Westwood High Income Fund
7	Westwood Alternative Income Fund	Westwood Alternative Income Fund

Shareholders of each Existing Fund will vote separately on the Existing Fund’s respective Reorganization.  The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to the other Existing Funds.  Accordingly, if shareholders of one Existing Fund approve its Reorganization, but shareholders of one or more of the other Existing Funds do not approve their respective Reorganizations, the Reorganization of the Existing Fund (that was approved by shareholders) may not take place as described in this Combined Proxy Statement/Prospectus unless that condition is waived by the Trust, Westwood Management Corp., and UMT.

The proposed Reorganizations are described in the attached Combined Proxy Statement/Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A hereto.

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Shareholders of record as of the close of business on August 20, 2021 are entitled to notice of, to vote, and to attend, the Meeting or any adjournment thereof via conference call. If you wish to attend the Virtual Meeting, please send your request via email to attendameeting@astfinancial.com. Please use the e-mail subject line “Westwood Funds” and include in your email your full name, your control number found on your enclosed proxy form along with your intent to attend the meeting. Once approved a registration link will be sent back to you which will finalize your registration allowing you to attend the Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time, on October 21, 2021.

If you attend the Meeting via conference call, you will have the opportunity to (i) join the Meeting on the conference line number that will be provided upon shareholder request, and (ii) vote during the course of the Meeting via the Internet or by telephone only, using the website or phone number provided in the proxy card. If your shares are held of record by a broker-dealer, you may still attend the Meeting via conference call, but if you wish to vote during the course of the Meeting, you must first obtain a “legal proxy” from the applicable nominee/record holder. We note that obtaining a legal proxy may take several days. Legal proxies must be submitted to AST Fund Solutions, LLC by 1:00 p.m., Eastern Time, on October 21, 2021. Only shareholders of the Existing Funds present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Meeting.

Regardless of whether you plan to attend virtually the Meeting, please promptly complete, sign and return the enclosed proxy card to help achieve a quorum and so that a maximum number of shares may be voted. You may also vote by telephone or over the Internet. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. Proxies may be revoked at any time before they are exercised by submitting a revised proxy card, by giving written notice of revocation to the Existing Funds or by voting at the Meeting.

The Meeting conference call will begin promptly at 10:00 a.m. Eastern time. We encourage you to access the Meeting prior to the start time. Because the Meeting will be a completely virtual meeting, there will be no physical location for shareholders to attend.

The Board of Trustees of the Trust has approved the Reorganizations and recommends that you vote “FOR” the applicable Reorganization.

By Order of the Board of Trustees,

/s/ Michael Beattie

Michael Beattie

President, The Advisors’ Inner Circle Fund

September 10, 2021

Your vote is important. Please fill in, date, sign and return the enclosed proxy card promptly in the enclosed postage-paid envelope whether or not you plan to virtually attend the meeting. You can also vote by telephone or through the Internet at the toll-free telephone number or website that appear on the proxy card. you may still vote at the meeting if you attend the meeting virtually.

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INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o John B. Smith, Jr. UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

•	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card. Please make sure to have your proxy card available at the time of the call.

•	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. In order to log on, you will need the control number found on your proxy card. Please make sure to have your proxy card available at the time of the call.

•	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed proxy card in the postage-paid envelope provided.

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

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THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

QUESTIONS AND ANSWERS

Dated: September 10, 2021

The following questions and answers provide an overview of key features of the proposed Reorganizations. Please call [______] with any questions about the Reorganizations or the Combined Proxy Statement/Prospectus generally or to obtain a copy of the Existing Funds’ prospectuses and statement of additional information.

1.	What is this document and why did we send it to you?

The attached document is a Combined Proxy Statement/Prospectus for Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund (each an “Existing Fund” and collectively, the “Existing Funds”), each a series of The Advisors’ Inner Circle Fund, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), and a prospectus for Shares of Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund (each a “New Fund” and collectively, the “New Funds”), each newly created series of Ultimus Managers Trust (“UMT”).

You are receiving this document because you own Shares of one or more Existing Funds as of August 20, 2021 (the “Record Date”). This Combined Proxy Statement/Prospectus contains information the shareholders of the Existing Funds should know before voting on the proposals before them, as described below. This Combined Proxy Statement/Prospectus should be retained for future reference.

2.	What is being proposed?

The purpose of this Combined Proxy Statement/Prospectus is to solicit votes from shareholders of each of the Existing Funds to approve the proposed reorganizations of each of the Existing Funds into the corresponding New Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Funds, UMT, on behalf of the New Funds, and Westwood Management Corp., the investment adviser to the Existing Funds and New Funds (“Westwood”), and as set forth in the table below.

Existing Fund		New Fund
Westwood Quality Value Fund	→	Westwood Quality Value Fund
Westwood Total Return Fund	→	Westwood Total Return Fund
Westwood Quality SMidCap Fund	→	Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund	→	Westwood Quality SmallCap Fund
Westwood Income Opportunity Fund	→	Westwood Income Opportunity Fund
Westwood High Income Fund	→	Westwood High Income Fund
Westwood Alternative Income Fund	→	Westwood Alternative Income Fund

Westwood, investment adviser of each of the Existing Funds, will continue to serve as the investment adviser to each New Fund. Each New Fund and the corresponding Existing Fund have the same fundamental investment policies and investment objective, and substantially similar principal investment strategies and risks. Further, it is expected that each New Fund will be managed by the same portfolio managers that currently manage the corresponding Existing Fund.

Shareholder approval is needed to proceed with the Reorganizations of the Existing Funds, and a special combined meeting of shareholders of the Existing Funds will be held on October 22, 2021 to consider whether to approve the Reorganizations (the “Special Meeting”).

3.	What is the purpose of the Reorganizations?

Westwood has proposed the Reorganizations for the purpose of transitioning each Existing Fund to the corresponding New Fund in UMT.  Each New Fund is a newly created series of UMT that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Existing Fund. Westwood has proposed the Reorganizations because it believes that the Reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses.

4.	Will there be any changes regarding my investment?

The Reorganizations are anticipated to have a limited impact on investments by shareholders of the Existing Funds.  Westwood, the investment adviser to each of the Existing Funds, will continue to serve as the investment adviser to each of the New Funds. It is expected that the current portfolio managers for each Existing Fund will continue to manage the respective New Fund. It is expected that the

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shareholders of each Existing Fund will not experience an increase in fees and expenses with respect to their investment in the corresponding New Fund. Following the Reorganizations, shareholders of an Existing Fund will be shareholders of the corresponding New Fund, which has an identical investment objective and substantially similar principal investment strategies and risks as the corresponding Existing Fund.  No material change in the investment program or change in the day-to-day portfolio management of the Existing Funds is expected as a result of the Reorganization.

The primary differences will be: (1) new service providers will provide administrative, accounting, legal, audit, transfer agent, distribution and other general support services to the New Funds; (2) the New Funds will be series of the Ultimus Managers Trust instead of the Trust; and (3) the New Funds will be governed by a different board of trustees than the Existing Funds.

The service providers of the Existing Funds and the New Funds are listed below. For information on the New Funds’ board of trustees and officers please see the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. The custodian for the New Fund will be the same as the custodian for the Existing Fund.

Service Providers	Existing Fund	New Fund
Legal Counsel	Morgan, Lewis & Bockius LLP	Kilpatrick Townsend & Stockton LLP
Independent Public Accountant	Ernst & Young LLP	BBD, LLP
Fund Administrator and Fund Accountant	SEI Investments Global Funds Services	Ultimus Fund Solutions, LLC
Transfer Agent	DST Systems, Inc.	Ultimus Fund Solutions, LLC
Principal Underwriter/Distributor	SEI Investments Distribution Co.	Ultimus Fund Distributors, LLC
Custodian	U.S. Bank National Association	U.S. Bank National Association

The total net asset value of the Shares of each New Fund you receive will equal the total net asset value of the Shares of the corresponding Existing Fund that you hold at the time of the applicable Reorganization.  The Reorganizations will not affect the value of your investment at the time of the Reorganizations and your interest in the applicable Existing Fund(s) will not be diluted.

5.       How will the Reorganizations affect the fees and expenses I pay as a shareholder of an Existing Fund?

 Following the Reorganizations, the contractual investment management fee rates paid by the New Funds for services provided by Westwood will be the same as those paid by the corresponding Existing Funds. However, the New Funds expect to be able to reduce some of the other Fund operating expense rates. Westwood will benefit from the Reorganizations, because the anticipated lower annual gross operating expenses of the New Funds will reduce the amount of investment management fee waivers and expense reimburses required by Westwood pursuant to the anticipated expense limitation agreements with the New Funds.  Westwood has agreed to enter into expense limitation agreements with the New Funds through March 1, 2024 that will cap investment management fees and other expenses at the same level as exists for the corresponding Existing Funds. Additionally, Westwood has contractually agreed, through March 1, 2024, to waive the investment management fee payable to the Adviser by the Westwood Alternative Income Fund, at an annual rate in the amount of 0.01% of the average daily net assets of the Fund. New Fund total operating expenses may increase if Westwood does not renew the expense limitation agreements after March 1, 2024.

The fees and expenses of the Existing Funds and the New Funds are described further in the “Comparison Fee Tables and Examples” section of this Proxy Statement/Prospectus.

6.       Will the value of the Shares I receive from the New Fund be the same as the value of the Shares I own in the corresponding Existing Fund?

Yes, you will receive Shares of the New Fund with a net asset value equal to the net asset value of your corresponding Existing Fund Shares immediately prior to the Reorganization.

7.       Will I have to pay any sales charge, contingent deferred sales charges or redemption/exchange fees in connection with a Reorganization?

No.  You will not have to pay any front-end sales charges, contingent deferred sales charges or redemption/exchange fees in connection with the applicable Reorganization.

8.       How do the share purchase, redemption and exchange procedures of the New Funds compare to those of the Existing Funds?

The share purchase, redemption and exchange procedures of the New Funds will be substantially the same as those of the Existing Funds.  For more information concerning the share purchase, redemption and exchange procedures of the New Funds, please see the section entitled “Additional Information about the New Funds” below. The Existing Funds’ purchase, redemption and exchange procedures are located in the Existing Funds’ prospectuses dated March 1, 2021.

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9.       Who is paying for the Reorganizations?

Westwood has agreed to pay all of the expenses related to the Reorganizations. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with the preparation and filing of the New Funds’ Registration Statements and printing and distribution of the Combined Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the Special Meeting. Westwood expects the expenses of the Reorganizations to be approximately $471,000. You will not pay any expenses or sales charges in connection with the Reorganizations.

10.    What is the tax impact on my investment?

Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes.  Accordingly, it is expected that Existing Fund shareholders and the Existing Funds will not recognize any gain or loss as a direct result of the Reorganizations.

11.    If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to take place on or about November 1, 2021.

12.	How will the Reorganizations work?

Subject to the approval of the shareholders of each Existing Fund, the Plan provides for, with respect to each Fund: (i) the transfer of all of the assets of the Existing Fund to the corresponding New Fund in exchange solely for (a) Shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of the Existing Fund and (b) the assumption by the New Fund of all of the Existing Fund’s liabilities; (ii) the distribution of the Shares of the New Fund pro rata to the shareholders of the Existing Fund; and (iii) the termination, dissolution and complete liquidation of the Existing Fund as soon as practicable after the closing.

13.	What will happen if a Reorganization is not approved?

The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganization and approval of the Reorganizations by shareholders of the other Existing Funds.  Accordingly, if shareholders of one Existing Fund approve its Reorganization, but shareholders of one or more of the other Existing Funds do not approve that Existing Fund’s Reorganization, the Reorganization of the Existing Fund (that was approved by shareholders) may not take place as described in this Combined Proxy Statement/Prospectus unless that condition of the Plan is waived by the Trust, UMT, and Westwood.  If shareholders of an Existing Fund fail to approve its Reorganization, the Existing Fund will continue to be managed by Westwood and operate in the same manner it is currently being operated.

14.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganizations proposals can be acted upon. Even if you own a small number of Shares, your vote makes a difference. If too few shareholders vote, the Existing Funds may not receive enough votes to go forward with the Special Meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganizations. If necessary, we may ask Existing Funds shareholders to vote on a proposal to adjourn the Special Meeting to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the Reorganizations.

15.	How do the Trustees recommend that I vote?

After careful consideration, the Existing Funds’ Board of Trustees approved each Reorganization and recommends that you vote “FOR” the applicable Reorganizations.

16.	How do I vote?

If you do not plan to attend the Special Meeting via conference call, you may submit your Proxy Ballot in one of three ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

If you plan to attend the Special Meeting via conference call, you will have the opportunity to (i) join the Special Meeting on the conference line number that will be provided upon shareholder request, and (ii) vote during the course of the Special Meeting via the Internet or by telephone only, using the website or phone number provided in the proxy card. If your shares are held of record by a broker-dealer, you may still attend the Special Meeting via conference call, but if you wish to vote during the course of the Special Meeting, you must first obtain a “legal proxy” from the applicable nominee/record holder.

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If you are unable to attend the Special Meeting, we encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

Should shareholders require additional information regarding the Special Meeting, they may contact the proxy solicitor, AST Fund Solutions, LLC, toll-free at the phone number provided in the proxy card. (See “Voting Information” for more information on AST Fund Solutions, LLC, the proxy solicitor.)

1.	When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held on October 22, 2021, at 10:00 a.m. Eastern time, subject to any adjournments or postponements of the Special Meeting.

After considering the continuing health impacts of COVID-19, related governmental orders and guidance, and the wellbeing of shareholders, employees, and communities, the Existing Funds Board has determined to hold the Special Meeting only by means of remote communication through a conference call. An in-person meeting at a physical location will not be held. Any adjournments or postponements would also be held virtually.

2.	What if I have questions?

If you have any questions regarding the proposed Reorganizations or how to vote your shares, please call the Existing Funds’ proxy solicitor, AST Fund Solutions, LLC, toll-free at [phone number].

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COMBINED PROXY STATEMENT/PROSPECTUS

September 10, 2021

FOR THE REORGANIZATION OF

Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund

Each a Series Of

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-932-7781

INTO the corresponding

Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund

Each a Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-833-637-2025

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by The Advisors’ Inner Circle Fund, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), on behalf of Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund, and Westwood Total Return Fund (collectively, the “Existing Funds” and each, an “Existing Fund”), in connection with a special combined meeting of shareholders of the Existing Funds (the “Special Meeting”) to be held at 10:00 a.m. Eastern Time on October 22, 2021. This Combined Proxy Statement/Prospectus will be first sent to shareholders on or about September 10, 2021.

At the Special Meeting, record shareholders of each Existing Fund as of August 20, 2021 will be asked to consider and vote on the applicable Proposal, and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

Proposal 1: To approve the Agreement and Plan of Reorganization (the “Plan”), which provides for the reorganization of the Westwood Quality Value Fund into the Westwood Quality Value Fund, a newly created series of Ultimus Managers Trust (“UMT”).

Proposal 2: To approve the Plan, which provides for the reorganization of the Westwood Quality SMidCap Fund into the Westwood Quality SMidCap Fund, a newly created series of UMT.

Proposal 3: To approve the Plan, which provides for the reorganization of the Westwood Quality SmallCap Fund into the Westwood Quality SmallCap Fund, a newly created series of UMT.

Proposal 4: To approve the Plan, which provides for the reorganization of the Westwood Income Opportunity Fund into the Westwood Income Opportunity Fund, a newly created series of UMT.

Proposal 5: To approve the Plan, which provides for the reorganization of the Westwood High Income Fund into the Westwood High Income Fund, a newly created series of UMT.

Proposal 6: To approve the Plan, which provides for the reorganization of the Westwood Alternative Income Fund into the Westwood Alternative Income Fund, a newly created series of UMT.

Proposal 7: To approve the Plan, which provides for the reorganization of the Westwood Total Return Fund into the Westwood Total Return Fund, a newly created series of UMT.

After careful consideration and upon the recommendation of Westwood Management Corp. (“Westwood” or “Adviser”), the Existing Funds’ and New Funds’ investment adviser, the Existing Funds’ Board of Trustees (the “Existing Funds Board”) unanimously recommends that shareholders of each Existing Fund vote “FOR” the applicable proposal.

A form of the Plan is attached hereto as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Funds, (ii) by properly executing a later-dated proxy, or (iii) by attending the Special Meeting and voting at the Special Meeting as described herein.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement/Prospectus:

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•	the Prospectuses and Statement of Additional Information (“SAI”) of the Existing Funds, dated March 1, 2021, are incorporated by reference to Post-Effective Amendment No. 323 to the Existing Fund’s Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), filed with the SEC on February 28, 2021 and supplemented April 22, 2021, June 8, 2021 and August 3, 2021 (the “Existing Funds’ Prospectuses and SAI”);
•	the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Funds is incorporated by reference to the Annual Report to Shareholders of the Existing Funds for its fiscal year ended October 31, 2020, filed on Form N-CSR (File No. 811-06400) with the SEC on January 11, 2021 (the “Existing Funds’ Annual Report”); and
•	the Semi-Annual Report to Shareholders of the Existing Funds for the period from November 1, 2020 to April 30, 2021, filed on Form N-CSRS (File No. 811-06400) with the SEC on July 9, 2021 (the “Existing Funds’ Semi-Annual Report”).

Copies of the Existing Funds’ documents are available upon request and without charge by writing to the applicable Existing Fund at P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Westwood Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105), or by calling 877-386-3944. Free copies of these Existing Funds documents are also available on Westwood’s website at www.westwoodfunds.com.

Each New Fund has been created in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Existing Fund and will not commence operations until the date of the Reorganization. Because the New Funds have not yet commenced operations as of the date of this Combined Proxy Statement/Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of these documents will be provided upon request and without charge by writing to the applicable New Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-833-637-2025.

Each Existing Funds’ Prospectuses, Annual and Semi-Annual Reports to Shareholders have been previously distributed to its respective shareholders. The principal offices of the Trust and UMT are identified above.

This Combined Proxy Statement/Prospectus includes information about the New Funds that you should know before considering the Plan and resulting Reorganizations, and it should be retained for future reference. Additional information contained in a Statement of Additional Information (the "SAI") relating to this Combined Proxy Statement/Prospectus dated September 10, 2021, as required by the SEC, is on file with the SEC and is incorporated by reference into this Combined Proxy Statement/Prospectus. The SAI is also available without charge, upon request by calling the toll-free number set forth above for the Existing Funds or by writing to the Existing Funds at the address set forth above. The New Funds’ SAI, dated August 23, 2021 (File No. 811-22680), filed with the SEC on August 23, 2021, is incorporated by reference into this Combined Proxy Statement/Prospectus.

No person has been authorized to give any information or make any representation not contained in this Combined Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized.  This Combined Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

I.Contents

I. SYNOPSIS	12
A. Overview	12
B. Reasons for the Reorganization and Board Deliberations	13
C. Comparison of the Existing Funds and the New Funds	14
1. General	14
2. Investment Objectives and Principal Investment Strategies and Risks	14
3. Investment Advisory Services and Portfolio Managers	22
4. Distribution Services	26
5. Distribution Plan	26
6. Purchase and Redemption Procedures	26
D. Federal Tax Consequences of the Proposed Reorganization	27
II. PRINCIPAL RISK FACTORS	27
III. COMPARISON FEE TABLES AND EXAMPLES	55
IV. ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS AND THE NEW FUNDS	72
A. Performance	72
B. Related Performance of the Adviser	94
C. Portfolio Turnover	98
D. Investment Adviser and Portfolio Managers	98

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E. Comparison of Investment Limitations	104
F. Financial Highlights	106
V. ADDITIONAL INFORMATION ABOUT THE NEW FUNDS	107
A. Purchasing, Selling and Exchanging Fund Shares	107
B. Other Policies	121
C. Dividends and Distributions	124
D. Taxes	124
E. Additional Information	126
VI. INFORMATION RELATED TO THE REORGANIZATIONS	126
A. Summary of the Proposed Reorganizations	126
B. Description of the New Fund Shares	127
C. Reasons for the Reorganizations Considered by the Existing Funds Board	127
D. Federal Income Tax Consequences	127
E. Reasons for the Reorganization and Board Deliberations	128
F. The Proposed Plan and Resulting Reorganizations	129
G. Comparison of Shareholder Rights	129
H. Capitalization	131
VII. VOTING INFORMATION	132
VIII. LEGAL MATTERS	135
IX. EXPERTS	135
X. INFORMATION FILED WITH THE SEC	135
APPENDIX A	136
APPENDIX B	151
APPENDIX C	154
APPENDIX D	156

I.       SYNOPSIS

A.                 Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus, including the documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transactions contemplated in the Plan, each a “Reorganization” and collectively the “Reorganizations”). This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectuses and SAI of Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund (each an “Existing Fund” and collectively the “Existing Funds”), each a series of The Advisors’ Inner Circle Fund (the “Trust”), as supplemented to date, which includes information about the Existing Funds, and in the form of Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement/Prospectus carefully.

B.                  Reasons for the Reorganization and Board Deliberations

In late 2020, Westwood Management Corp., the investment adviser to each of the Existing Funds (“Westwood” or the “Adviser”), conducted a thorough review of its long-term growth plans for its business, including its role as the investment adviser to the Existing Funds. As part of this review, Westwood, with the assistance of an independent consultant, conducted a comprehensive evaluation of the various services offered to mutual funds available in the marketplace, such as fund administration and accounting, transfer agency, custody, and distribution services. After analysis of the results, Westwood made a recommendation to the Board of Trustees of the Existing Funds (“Existing Funds Board”) to approve the Reorganizations based on Westwood’s belief that the Reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses. Westwood’s recommendation was also based on its view that the Existing Funds and the New Funds (as defined below) would provide shareholders with continuity in the management of the strategy and that the New Funds would be offered with similar expenses and without a reduction in the quality of services provided to the shareholders.

The Existing Funds Board, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) considered the Reorganizations at the Board’s regular quarterly meeting held on May 19, 2021 and in connection with a written consent dated June 8, 2021 (collectively, the “Existing Funds Board Meeting”). In approving the Reorganization for each Existing Fund, the Existing Funds Board determined that: (i) participation in the Reorganization was in the best interest of the Existing Fund and their shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the respective Reorganization.

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In making these determinations, the Existing Funds Board reviewed and considered information provided to them in advance of the Existing Funds Board Meeting to assist them in evaluating the Reorganizations, such as information relating to: the terms of the Plan; the investment objective, strategies, risks and policies of each of Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund (each a “New Fund” and collectively, the “New Funds”), each a new series of Ultimus Managers Trust (“UMT”) and how those investment objectives, strategies, risks and policies compared to its corresponding Existing Fud; each New Fund’s fee structure, as compared to the applicable Existing Fund’s fee structure; the New Funds’ service providers; the fact that Westwood would continue to serve as investment adviser to each of the New Funds; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that Westwood would pay all such costs; and the recommendations of Westwood, among other relevant information. The Existing Funds Board also received a presentations from Westwood, and Westwood responded to questions raised by the Board.

In their deliberations, the Trustees did not identify any particular factor or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and individual Trustees may have attributed different weights to various factors. Although not meant to be all-inclusive, the following were the material factors considered by the Existing Funds Board in making its determination:

•	each New Fund and the corresponding Existing Fund have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and principal risks;
•	Westwood, the investment adviser to each of the Existing Funds, would continue to serve as the investment adviser to each of the New Funds and the expectation that the existing portfolio managers of each of the Existing Funds will continue to manage the applicable New Fund, providing continuity of management, which, according to Westwood’s representations to the Existing Funds Board, shareholders desire;
•	the current management fee rate for each New Fund is the same as the management fee rate of the corresponding Existing Fund, and the total expenses of each of the New Funds are expected to be no greater than the total expenses of the applicable Existing Fund;
•	Westwood has agreed to contractually limit the New Funds’ total operating expenses for all classes of Shares so that, on a net basis, such expenses are expected to be no greater than the Existing Funds’ current operating expenses after waivers until March 1, 2024 following the closing of the Reorganization, although the Existing Funds Board noted that total operating expenses could increase after that date if the expense limitation agreements for the New Funds are not renewed by Westwood;
•	Westwood’s representation that the Reorganization is not expected to result in diminution in the level or quality of services the Existing Funds shareholders currently receive;
•	the reasonableness of the terms and conditions in the Plan;
•	the Reorganizations are intended to be tax-free for U.S. federal income tax purposes for each Existing Fund and its shareholders (see “Federal Income Tax Consequences”);
•	the Reorganizations are intended to allow each New Fund to assume any capital loss carryforwards of the corresponding Existing Fund;
•	that Westwood will waive any contractual right it may have to recoup any fees waived or to seek reimbursement for expenses paid with respect to the Existing Funds before the Reorganizations occur;
•	that Westwood, not the Existing Funds or the New Funds, would pay all costs associated with the Reorganizations; and
•	that the Reorganizations would not result in the dilution of an Existing Fund’s shareholders’ interests.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Existing Funds Board, the Existing Funds Board concluded that the terms of the Plan were reasonable, and that each Reorganization was in the best interests of the respective Existing Fund and its shareholders. Therefore, the Existing Funds Board determined to approve the Reorganizations and directed that the Plan be submitted to shareholders of the Existing Funds for approval.

Based on the recommendation and request of Westwood, the Existing Funds Board has called the Special Meeting to ask shareholders of each Existing Fund to consider and vote on the proposed Reorganization for the respective Existing Fund.

The Existing Funds Board has approved the Reorganization for each Existing Fund and recommends that you vote “FOR” the Reorganizations.

C.                 Comparison of the Existing Funds and the New Funds

1.                   General

The Trust is registered under the 1940 Act as an open-end management investment company. The Trust was organized on July 18, 1991, as a Massachusetts voluntary association (commonly known as a business trust) and offers Shares in different series of investment portfolios. Each Existing Fund is a series of the Trust and has a fiscal year end of October 31.

UMT is registered under the 1940 Act as an open-end management investment company. UMT was organized on March 6, 2012, as an Ohio business trust and offers Shares in different series of investment portfolios. Each New Fund is a series of UMT and has a fiscal year end of October 31.

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Westwood will remain the investment adviser to each of the New Funds after the Reorganizations.  The investment objective and the investment strategies of the New Funds will be the same or substantially similar to those of the Existing Funds, as described in more detail below.

Shareholders will continue to be able to make additional purchases or sales of Existing Fund Shares through their financial intermediary up to and including the day of the Reorganizations.  If the Reorganizations are approved, Existing Fund Shares will automatically be converted to New Fund Shares at the Closing (as defined in the Plan).

2.                   Investment Objectives and Principal Investment Strategies and Risks

Each Existing Fund and its corresponding New Fund share the same investment objective. The investment objectives of the Westwood Quality Value Fund, the Westwood Quality SMidCap Fund and the Westwood Quality SmallCap Fund are fundamental policies that cannot be changed by a Fund without approval by the vote of a majority of the outstanding Shares of the Fund. The investment objectives of the Westwood Total Return Fund, the Westwood Income Opportunity Fund, the Westwood High Income Fund and the Westwood Alternative Income Fund are non-fundamental policies meaning that they may be changed by the applicable Board of Trustees without shareholder approval, upon 60 days’ prior written notice to shareholders. The investment strategies of each Existing Fund and its corresponding New Fund are substantially similar. The principal risks of each Existing Fund and its corresponding New Fund are substantially similar as described in the “Principal Risk Factors” section. Each Existing Fund and New Fund’s investment strategies are more fully described in the table below:

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)
Investment Objective: Seek long-term capital appreciation.	Investment Objective: Seek long-term capital appreciation.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion at the time of initial purchase. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event that the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion at the time of initial purchase. The equity securities in which the Fund invests are primarily common stocks, but may also include real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event that the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 40-60 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high-quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book values, revenues and cash flow. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

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Westwood Total Return Fund (a series of the Trust)	Westwood Total Return Fund (a series of UMT)
Investment Objective: Seek to provide total return, through a combination of current income and capital appreciation.	Investment Objective: Seek to provide total return, through a combination of current income and capital appreciation.

Principal Investment Strategies: The Fund has significant flexibility to achieve its investment objective and invests in a broad range of securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. “Emerging markets” include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has wide latitude to allocate the Fund’s assets among asset classes. The Adviser buys and sells securities and investments for the Fund based on the Adviser’s view of issuer fundamentals, global economics, sectors and overall portfolio construction, taking into account risk/return analyses and relative value considerations.

Under normal circumstances, the Fund invests at least 60% of its net assets in securities of U.S. issuers. U.S. issuers include the U.S. government and its agencies and instrumentalities. In addition, a company is considered by the Fund to be a U.S. issuer if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S.

The Fund seeks to achieve a neutral allocation of 60% of its total assets in equity securities and 40% of its total assets in debt securities. The Adviser’s bottom-up investment process and top-down macroeconomic views will drive tactical allocation decisions by overweighting/underweighting stocks and bonds to outperform the benchmark.

The Fund may invest up to 50% of its total assets in debt securities, including corporate bonds, mortgage-backed, mortgage-related and asset-backed securities, inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund may invest up to 35% of its total assets in Loans. The Fund may invest in debt securities with any maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”).

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into dollar roll transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

Principal Investment Strategies: The Fund has significant flexibility to achieve its investment objective and invests in a broad range of securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. “Emerging markets” include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has wide latitude to allocate the Fund’s assets among asset classes. The Adviser buys and sells securities and investments for the Fund based on the Adviser’s view of issuer fundamentals, global economics, sectors and overall portfolio construction, taking into account risk/return analyses and relative value considerations.

Under normal circumstances, the Fund invests at least 60% of its net assets in securities of U.S. issuers. U.S. issuers include the U.S. government and its agencies and instrumentalities. In addition, a company is considered by the Fund to be a U.S. issuer if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S.

The Fund seeks to achieve a neutral allocation of 60% of its total assets in equity securities and 40% of its total assets in debt securities. The Adviser's bottom-up investment process and top-down macroeconomic views will drive tactical allocation decisions by overweighting/underweighting stocks and bonds to outperform the benchmark.

The Fund may invest up to 50% of its total assets in debt securities, including corporate bonds, mortgage-backed, mortgage-related and asset-backed securities, inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund may invest up to 35% of its total assets in Loans. The Fund may invest in debt securities with any maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”).

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into dollar roll transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

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The Fund may invest up to 70% of its total assets in equity securities, including common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in REITs. In addition to investments in equity securities, the Fund may also invest up to 50% of its total assets in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund may invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest up to 70% of its total assets in equity securities, including common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in REITs. In addition to investments in equity securities, the Fund may also invest up to 50% of its total assets in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund may invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

Westwood Quality SMidCap Fund (a series of the Trust)	Westwood Quality SMidCap Fund (a series of UMT)
Investment Objective: Seek long-term capital appreciation.	Investment Objective: Seek long-term capital appreciation.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-and mid-cap companies to be those companies within the market capitalization range of the Russell 2500 Index at the time of initial purchase. While the market capitalization range of the Russell 2500 Index changes throughout the year, as of the most recent annual reconstitution of the index on June 30, 2020, the market capitalization range of the companies in the index was between $47.94 million and $14.29 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities or ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 15% of the Fund’s assets.

The Fund invests in approximately 45-75 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-and mid-cap companies to be those companies within the market capitalization range of the Russell 2500® Index at the time of initial purchase. While the market capitalization range of the Russell 2500® Index changes throughout the year, as of the most recent annual reconstitution of the index on June 30, 2021, the market capitalization range of the companies in the index was between $176.7 million and $29.1 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities or ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 15% of the Fund’s assets.

The Fund invests in approximately 45-75 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash

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flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.	flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Westwood Quality SmallCap Fund (a series of the Trust)	Westwood Quality SmallCap Fund (a series of UMT)
Investment Objective: Seek long-term capital appreciation.	Investment Objective: Seek long-term capital appreciation.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of the most recent annual reconstitution of the index on June 29, 2020, the market capitalization range of the companies in the index was between $52.1 million and $5.96 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

Principal Investment Strategies: Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small-cap companies to be those companies within the market capitalization range of the Russell 2000® Index at the time of initial purchase. While the market capitalization range of the Russell 2000® Index changes throughout the year, as of the most recent annual reconstitution of the index on June 30, 2021, the market capitalization range of the companies in the index was between $176.7 million and $29.1 billion. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund generally invests in securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investment in such securities would normally represent less than 25% of the Fund’s assets.

The Fund invests in approximately 50-70 securities that are well diversified among market sectors. The Adviser utilizes a value style of investing to select securities for the Fund that it believes are undervalued, generally maintain high quality characteristics, and offer an attractive opportunity for price appreciation coupled with downside risk limitation. The Fund considers quality characteristics from a quantitative perspective, such as free cash flow generation, attractive returns on capital, and conservative balance sheets. Additionally, from a qualitative perspective, quality characteristics include strong management teams, durable competitive advantages, and reasonable growth prospects. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the Fund’s target capitalization range.

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Westwood Income Opportunity Fund (a series of the Trust)	Westwood Income Opportunity Fund (a series of UMT)
Investment Objective: The primary investment objective is to provide current income. A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.	Investment Objective: The primary investment objective is to provide current income. A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.

Principal Investment Strategies: Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing primarily income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of primarily income-producing asset classes. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in master limited partnerships (“MLPs”), enhanced equipment trust certificates (“EETCs”) and equipment trust certificates (“ETCs”), securities of real estate investment trusts (“REITs”) and shares of exchange-traded funds (“ETFs”). EETCs and ETCs are types of asset-backed securities that generally represent undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund’s fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or “junk” bonds) and unrated securities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser’s investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine

Principal Investment Strategies: Under normal circumstances, the Fund seeks to meet its investment objectives by investing generally more than 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying and/or interest-bearing securities. By utilizing primarily income-producing securities from diverse asset classes, the Fund also seeks to maintain a lower volatility profile than traditional equity-only products. The Fund aims to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses among a diversified group of primarily income-producing asset classes. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Fixed income securities may include bonds and other debt securities, and money market instruments. Other types of income-producing securities may include interests in master limited partnerships (“MLPs”), enhanced equipment trust certificates (“EETCs”) and equipment trust certificates (“ETCs”), securities of real estate investment trusts (“REITs”) and shares of exchange-traded funds (“ETFs”). EETCs and ETCs are types of asset-backed securities that generally represent undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The Fund generally invests in securities of domestic companies, but may also invest in securities of foreign companies and American Depositary Receipts (“ADRs”). In the event the Fund invests in foreign securities and ADRs, the Adviser expects that the Fund’s investments in such securities would normally represent less than 25% of the Fund’s assets.

The Fund is permitted to invest in companies of any capitalization range. The Fund’s fixed income investments are, in the aggregate, of investment grade (i.e., those rated in one of the three highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or “junk” bonds) and unrated securities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund seeks to provide a higher level of current income than that offered by traditional fixed income products such as U.S. government bonds and money market securities. The Adviser’s investment process incorporates relative value analysis among capital instruments, as well as among asset classes, to determine

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where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

where downside potential can be limited to achieve the goal of generating an attractive level of current income along with capital appreciation. Key metrics for evaluating the risk/return profile of an investment may include strong free cash flow, an improving return on equity, a strengthening balance sheet and, in the case of common equities, positive earnings surprises without a corresponding change in the stock price. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target, a change to a company’s fundamentals that makes the risk/return profile unattractive, or a need to improve the overall risk/return profile of the Fund.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

Westwood High Income Fund (a series of the Trust)	Westwood High Income Fund (a series of UMT)
Investment Objective: Seeks to maximize total return through a high level of current income and capital appreciation.	Investment Objective: Seeks to maximize total return through a high level of current income and capital appreciation.

Principal Investment Strategies: The Fund has flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. “Emerging markets” include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has latitude to allocate the Fund’s assets among asset classes. The Adviser buys and sells securities and investments for the Fund based on the Adviser’s view of issuer fundamentals, global economics, sectors and overall portfolio construction, taking into account risk/return analyses and relative value considerations.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers. U.S. issuers include the U.S. government and its agencies and instrumentalities. In addition, a company is considered by the Fund to be a U.S. issuer if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S.

The Fund seeks to achieve a neutral allocation of 80% of its total assets in debt securities and 20% of its total assets in equity securities. The Adviser’s bottom-up investment process and top-down macroeconomic views will drive tactical allocation decisions by overweighting/underweighting stocks and bonds to outperform the benchmark.

The Fund may invest up to 100% of its total assets in debt securities, including corporate bonds, mortgage-backed, mortgage-related and asset-backed securities (including collateralized mortgage obligations), inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund may invest up to 35% of its total assets in Loans. The Fund may invest in debt securities with any maturity, duration or credit

Principal Investment Strategies: The Fund has flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. “Emerging markets” include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has latitude to allocate the Fund’s assets among asset classes. The Adviser buys and sells securities and investments for the Fund based on the Adviser’s view of issuer fundamentals, global economics, sectors and overall portfolio construction, taking into account risk/return analyses and relative value considerations.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers. U.S. issuers include the U.S. government and its agencies and instrumentalities. In addition, a company is considered by the Fund to be a U.S. issuer if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S.

The Fund seeks to achieve a neutral allocation of 80% of its total assets in debt securities and 20% of its total assets in equity securities. The Adviser's bottom-up investment process and top-down macroeconomic views will drive tactical allocation decisions by overweighting/underweighting stocks and bonds to outperform the benchmark.

The Fund may invest up to 100% of its total assets in debt securities, including corporate bonds, mortgage-backed, mortgage-related and asset-backed securities (including collateralized mortgage obligations), inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”)), bank loan assignments and participations (“Loans”). The Fund may invest up to 35% of its total assets in Loans. The Fund may invest in debt securities with any maturity, duration or credit

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quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund currently expects to invest no more than 70% of its total assets in junk bonds.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into dollar roll transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

The Fund may invest up to 30% of its total assets in equity securities, including common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in REITs. In addition to investments in equity securities, the Fund may also invest up to 50% of its total assets in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund may invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund currently expects to invest no more than 70% of its total assets in junk bonds.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The Fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the Fund may extend the settlement by entering into dollar roll transactions in which the Fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date.

The Fund may invest up to 30% of its total assets in equity securities, including common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in REITs. In addition to investments in equity securities, the Fund may also invest up to 50% of its total assets in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Fund may invest in equity securities, preferred stocks and convertible securities of companies of any market capitalization.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives, including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

Westwood Alternative Income Fund (a series of the Trust)	Westwood Alternative Income Fund (a series of UMT)
Investment Objective: Seeks to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.	Investment Objective: Seeks to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

Principal Investment Strategies: The Fund employs an absolute return strategy, which means that the Fund seeks to earn a positive total return through a combination of current income and capital appreciation in all market conditions, by maintaining a portfolio that is designed to have low volatility and low correlations with equity and fixed income markets over a full market cycle.

In seeking to achieve its goals, the Fund invests primarily in income producing convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes

Principal Investment Strategies: The Fund employs an absolute return strategy, which means that the Fund seeks to earn a positive total return through a combination of current income and capital appreciation in all market conditions, by maintaining a portfolio that is designed to have low volatility and low correlations with equity and fixed income markets over a full market cycle.

In seeking to achieve its goals, the Fund invests primarily in income producing convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes

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or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may also invest in equity securities and non-convertible fixed income securities, and may invest in securities of any market capitalization, maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund may invest in foreign companies in both developed and emerging markets.

The Fund may seek to exploit certain arbitrage opportunities by, for example, selling common stocks or bonds short against positions in which the Fund has invested in convertible securities, or establishing short positions in convertible securities with long positions in the corresponding common stock or bond. When the Fund sells a security short, it is selling a security it does not own.

The Fund may invest in derivative instruments, such as futures contracts, forward contracts, options and swaps (including credit default swaps) to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or enhance the returns of the Fund. The Fund may also seek to generate income from option premiums by writing (selling) call and put options on individual securities, broad-based securities indexes or exchange-traded funds (“ETFs”). The Adviser seeks to identify undervalued convertible securities by utilizing quantitative tools and fundamental research to assess a security’s income characteristics, liquidity, credit quality, volatility and equity value. The Adviser seeks to invest in companies with strong business models, quality management, and favorable financial conditions. The Adviser will consider selling a convertible security when it believes that the security is no longer undervalued, or there are unfavorable changes in the fundamentals of the underlying company or the structure of the convertible security. The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity and fixed income securities.

or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Once a convertible security converts to common stock, the Fund would be an equity owner of the particular company as a common stockholder. The Fund may also invest in equity securities and non-convertible fixed income securities, and may invest in securities of any market capitalization, maturity, duration or credit quality, including securities rated below investment grade or, if unrated, deemed by the Adviser to be of comparable quality (“junk bonds”). The Fund may invest in foreign companies in both developed and emerging markets.

The Fund may seek to exploit certain arbitrage opportunities by, for example, selling common stocks or bonds short against positions in which the Fund has invested in convertible securities, or establishing short positions in convertible securities with long positions in the corresponding common stock or bond. When the Fund sells a security short, it is selling a security it does not own.

The Fund may invest in derivative instruments, such as futures contracts, forward contracts, options and swaps (including credit default swaps) to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or enhance the returns of the Fund. The Fund may also seek to generate income from option premiums by writing (selling) call and put options on individual securities, broad-based securities indexes or exchange-traded funds (“ETFs”). The Adviser seeks to identify undervalued convertible securities by utilizing quantitative tools and fundamental research to assess a security’s income characteristics, liquidity, credit quality, volatility and equity value. The Adviser seeks to invest in companies with strong business models, quality management, and favorable financial conditions. The Adviser will consider selling a convertible security when it believes that the security is no longer undervalued, or there are unfavorable changes in the fundamentals of the underlying company or the structure of the convertible security. The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity and fixed income securities.

The Fund invests across various asset classes, sectors and securities, and, from time to time, will engage in frequent trading.

3.                   Investment Advisory Services and Portfolio Managers

Westwood Management Corp., a New York corporation formed in 1983, serves as the investment adviser to the Existing Funds and the New Funds. Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of June 30, 2021, Westwood had approximately $10.87 billion in assets under management. Westwood makes investment decisions for the Existing Funds and New Funds and continuously reviews, supervises and administers each Fund’s investment program. The respective Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

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For its services to each Existing Fund and New Fund, Westwood is entitled to receive a management fee. The following New Funds each pay a management fee calculated daily and paid monthly at an annual rate based on average daily net assets: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund and Westwood Income Opportunity Fund. The following New Funds, the Westwood Total Return Fund, Westwood High Income Fund and Westwood Alternative Income Fund, each pay a management fee consisting of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether, and to what extent, the investment performance of each of the Funds’ share classes exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). The Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of each of the New Funds’ share classes over the Performance Period. The Management Fee is calculated in the same way and is the same rate for each New Fund as its respective Existing Fund.

For the following New Funds: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund and Westwood Total Return Fund, Westwood has contractually agreed, through March 1, 20241, to cap the fees and expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) of the respective New Funds at the levels reflected in the table below. The 75-basis point expense cap for the Institutional Class of the Westwood Total Return Fund shall continue in effect until its termination by shareholders of the New Fund.

For the following New Funds: Westwood Alternative Income Fund, Westwood High Income Fund, and Westwood Total Return Fund, Westwood has contractually agreed, through March 1, 2024, to cap the fees and expenses (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) of the respective New Funds at the levels reflected in the table below.

Additionally, Westwood has contractually agreed, through March 1, 2024, to waive the investment advisory fee payable to the Adviser by the following New Fund, Westwood Alternative Income Fund, at an annual rate in the amount of 0.01% of the average daily net assets of the Fund.

Westwood has agreed to waive certain management fees and cap expenses of both the Existing Funds and the New Funds. The expense limitation agreements for the New Funds are structured in a slightly different way from the Existing Funds (namely, with 12b1 fees and shareholder servicing/administrative service fees being excluded from the caps for the New Funds), but the economic result for each New Fund is expected to be the same as of the corresponding agreements for the corresponding Existing Fund.

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)
Management Fee: 0.60% (calculated daily and paid monthly based on average daily net assets)	Management Fee: 0.60% (calculated daily and paid monthly based on average daily net assets)
Expense Cap: Institutional Shares: 0.65% A Class: 0.90% C Class: 1.65% Ultra Shares: N/A	Expense Cap: Institutional Shares: 0.65% A Class: 0.65% C Class: 0.65% Ultra Shares: N/A
Westwood Total Return Fund (a series of the Trust)	Westwood Total Return Fund (a series of UMT)
Base Management Fee: 0.50% (calculated daily based on average net assets)	Base Management Fee: 0.50% (calculated daily based on average net assets)
Performance Adjustment: The Base Fee is an annual rate of 0.50%. The Index Hurdle is the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0020% of the share class' average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.20% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.30% to a maximum annual rate of 0.70%.	Performance Adjustment: The Base Fee is an annual rate of 0.50%. The Index Hurdle is the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0020% of the share class' average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.20% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.30% to a maximum annual rate of 0.70%.

1 The 75-basis point expense cap for the Institutional Class of the Westwood Total Return Fund does not expire and can only be removed by vote the shareholders.

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Expense Cap: Institutional Shares: 0.05% A Class: 0.30% C Class: 1.05% Ultra Shares: N/A	Expense Cap: Institutional Shares: 0.05% A Class: 0.05% C Class: 0.05% Ultra Shares: N/A
Westwood Quality SMidCap Fund (a series of the Trust)	Westwood Quality SMidCap Fund (a series of UMT)
Management Fee: 0.75% (calculated daily and paid monthly based on average daily net assets)	Management Fee: 0.75% (calculated daily and paid monthly based on average daily net assets)
Expense Cap: Institutional Shares: 0.88% A Class: N/A C Class: N/A Ultra Shares: 0.68%	Expense Cap: Institutional Shares: 0.68% A Class: N/A C Class: N/A Ultra Shares: 0.68%
Westwood Quality SmallCap Fund (a series of the Trust)	Westwood Quality SmallCap Fund (a series of UMT)
Management Fee: 0.85% (calculated daily and paid monthly based on average daily net assets)	Management Fee: 0.85% (calculated daily and paid monthly based on average daily net assets)
Expense Cap: Institutional Shares: 0.99% A Class: 1.04% C Class: 1.79% Ultra Shares: 0.79%	Expense Cap: Institutional Shares: 0.79% A Class: 0.79% C Class: 0.79% Ultra Shares: 0.79%
Westwood Income Opportunity Fund (a series of the Trust)	Westwood Income Opportunity Fund (a series of UMT)
Management Fee: 0.75% (calculated daily and paid monthly based on average daily net assets)	Management Fee: 0.75% (calculated daily and paid monthly based on average daily net assets)
Expense Cap: Institutional Shares: 0.84% A Class: 1.09% C Class: 1.84% Ultra Shares: N/A	Expense Cap: Institutional Shares: 0.84% A Class: 0.84% C Class: 0.84% Ultra Shares: N/A
Westwood High Income Fund (a series of the Trust)	Westwood High Income Fund (a series of UMT)
Base Management Fee: 0.38% (calculated daily based on average net assets)	Base Management Fee: 0.38% (calculated daily based on average net assets)
Performance Adjustment: The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.	Performance Adjustment: The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.
Expense Cap: Institutional Shares: 0.29% A Class: 0.35% C Class: 1.10% Ultra Shares: N/A	Expense Cap: Institutional Shares: 0.10% A Class: 0.10% C Class: 0.10% Ultra Shares: N/A

24

Westwood Alternative Income Fund (a series of the Trust)	Westwood Alternative Income Fund (a series of UMT)
Base Management Fee: 0.53% (calculated daily based on average net assets)	Base Management Fee: 0.53% (calculated daily based on average net assets)
Performance Adjustment: The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.	Performance Adjustment: The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

Expense Cap:

Institutional Shares: 0.14%

A Class: 0.24%

C Class: 0.99%

Ultra Shares: 0.00% (Westwood has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the Ultra Shares’ average daily net assets)

Expense Cap:

Institutional Shares: 0.00%

A Class: 0.00%

C Class: 0.00%

Ultra Shares: 0.00% (Westwood has agreed to waive its management fee at an annual rate in an amount of 0.01% of the Fund’s average daily net assets)

It is expected that each New Fund will be managed by the same portfolio managers that currently mange the applicable Existing Fund. Consequently, the following portfolio managers are expected to be jointly and primarily responsible for the day-to-day management of the New Funds:

Fund	Portfolio Managers
Westwood Quality Value Fund

Ms. Lauren Hill, CFA, Vice President, Research Analyst, has managed the Fund since 2020.*

Mr. Matthew Lockridge, Senior Vice President, Co-Director of Equity Portfolios, has managed the Fund since 2012.*

Mr. William Sheehan, CFA, Vice President, Research Analyst, has managed the Fund since 2019.*

Westwood Quality SMidCap Fund

Mr. Prashant Inamdar, CFA, Senior Vice President, Research Analyst, has managed the Fund since 2013.*

Mr. William Costello, CFA, Senior Vice President, Co-Director of Equity Portfolios, has managed the Fund since 2018.*

Mr. Grant L. Taber, CFA, Senior Vice President, Research Analyst, has managed the Fund since 2008.*

Mr. Kyle Martin, CFA, Vice President, Research Analyst, has managed the Fund since 2021.*

Westwood Quality SmallCap Fund

Mr. William Costello, CFA, Senior Vice President, Co-Director of Equity Portfolios, has managed the Fund since 2010.*

Mr. Matthew Lockridge, Senior Vice President, Co-Director of Equity Portfolios, has managed the Fund since 2010.*

Mr. Frederic G. Rowsey, CFA, Vice President, Research Analyst, has managed the Fund since 2013.*

Westwood Income Opportunity Fund

Mr. Scott Barnard, CFA, Vice President, has managed the Fund since 2020.*

Mr. Adrian Helfert, Senior Vice President and Chief Investment Officer of Multi-Asset Portfolios, has managed the Fund since 2019.*

Westwood High Income Fund

Mr. Adrian Helfert, Senior Vice President and Chief Investment Officer of Multi-Asset Portfolios, has managed the Fund since 2019.*

Mr. Scott Barnard, CFA, Vice President, has managed the Fund since 2020.*

Mr. Hussein Adatia, Vice President, has managed the Fund since 2020.*

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Westwood Alternative Income Fund

Mr. Adrian Helfert, Senior Vice President and Chief Investment Officer of Multi-Asset Portfolios, has managed the Fund since 2020.*

Mr. Christopher Hartman, Vice President Portfolio Manager of the Multi-Asset Portfolios, has managed the Fund since 2021.*

Westwood Total Return Fund	Mr. Adrian Helfert, Senior Vice President and Chief Investment Officer of Multi-Asset Portfolios, has managed the Fund since 2019.*

*Including managing the applicable Existing Fund through Reorganization into the applicable New Fund on November 1, 2021.

4.                   Distribution Services

The Existing Funds’ principal underwriter is SEI Investments Distribution Co. (“SIDCO”), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the New Funds’ distributor and will serve as the principal underwriter, the exclusive agent for the distribution of the New Funds’ shares. The Distributor may sell the New Funds’ shares to or through qualified securities dealers or other approved entities. There is no expected change in services to the Funds between SIDCO and the Distributor.

5.                   Distribution Plan

The Distribution Plan adopted by the New Funds is substantially the same as the plan adopted by the Existing Funds. UMT, on behalf of the New Funds, has adopted a Distribution Plan with respect to the A Class Shares and C Class Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of UMT and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”).

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Class Shares and up to 1.00% of the average daily net assets of the C Class Shares as compensation for distribution and shareholder services. The shareholder services component of the foregoing fee for C Class Shares is limited to 0.25% of the average daily net assets of the class.

6.                   Purchase and Redemption Procedures

The Existing Funds and the New Funds have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Funds and the New Funds are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

The following table highlights and compares the distribution, purchase and redemption procedures, including exchange rights of the Existing Funds and the New Funds (excluding investment minimums, which are highlighted in a separate chart below).  A more complete discussion of the New Funds’ purchase and redemption procedures is located in the section “Additional Information about the New Funds. The Existing Funds’ procedures are located in the Existing Funds’ Prospectuses.

	Existing Funds	New Funds	Differences
Purchases	Investors will ordinarily submit purchase orders through the securities broker or other financial intermediary through which they opened their shareholder account. To purchase shares directly from the Funds through their transfer agent, complete and send in the application.	Investors purchase through a broker or financial intermediary, or directly from the Funds through their Transfer Agent.	There are no material differences.
Redemptions

If an investor owns shares directly, the investor may redeem their shares on any Business Day by contacting the Funds directly by mail or telephone at 1-877-FUND-WHG (1-877-386-3944).

If an investor own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. The broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

		Investors can redeem shares by contacting the applicable Fund directly or contacting their broker or financial intermediary.	There are no material differences.
Exchanges/ Conversions	At no charge, investors may exchange between like share classes or different share classes of any Westwood Fund, where offered, by writing to or calling the	At no charge, investors may exchange between share classes of any New Fund (provided that the investor is eligible to invest in a	There are no material differences.

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Fund. Exchanges are subject to the eligibility requirements and the fees and expenses of the share class an investor exchanges into, as set forth in the applicable prospectus. An investor may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). An exchange between share classes of the same Westwood Fund is not a taxable event. Unless an investor is investing through a tax-deferred arrangement, an exchange between share classes of different Westwood Funds is a taxable event, and the investor may recognize a gain or loss for tax purposes.

C Class Shares automatically convert to A Class Shares in the same Fund after 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the C Class Shares has records verifying that the C Class Shares have been held for at least 10 years.

particular class). C Class Shares automatically convert to A Class Shares in the same Fund after 10 years.
Redemption Fees	The Westwood Alternative Income Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days.	The Westwood Alternative Income Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days.	None.
In-Kind Redemptions	Under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, a Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).	Under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, a Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).	None.
Dividends and Distributions

The Westwood Quality Value Fund, Westwood Quality SMidCap Fund and the Westwood Quality SmallCap Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.

The Westwood Total Return Fund, Westwood Income Opportunity Fund and the Westwood Alternative Income Fund distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually.

The Westwood High Income Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually.

The Westwood Quality Value Fund and the Westwood Quality SmallCap Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.

The Westwood Total Return Fund, Westwood Income Opportunity Fund and the Westwood Alternative Income Fund distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually.

The Westwood High Income Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually.

None.

The following table presented the investment minimums for the Existing Funds and the New Funds, which are identical. UMT reserves the right to waive investment minimums.

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	Existing Funds		New Funds
Minimum Investments (By Share Class)	Initial Investment	Subsequent Investments	Initial Investment	Subsequent Investments
Institutional Shares	$100,000	None.	$100,000	None.
A Class	$1,000	None.	$1,000	None.
C Class	$1,000	None.	$1,000	None.
Ultra Shares	$20,000,000	None.	$20,000,000	None.

D.                 Federal Tax Consequences of the Proposed Reorganization

As a condition to the closing of the Reorganizations, the Existing Funds will have received on the closing date an opinion of Kilpatrick Townsend & Stockton, LLP (“Kilpatrick Townsend”), legal counsel to the New Funds for purposes of the Reorganizations, to the effect that Kilpatrick Townsend believes that the proposed Reorganizations, if carried out as proposed, will each constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by the Existing Funds upon the transfer of assets solely in exchange for shares of the New Funds and its assumption of liabilities, if any, or by shareholders of the Existing Funds upon their receipt of shares of the applicable New Fund; (ii) the tax basis for the shares of a New Fund received by shareholders will be the same as their tax basis for the shares of the corresponding Existing Fund to be surrendered in exchange therefore; and (iii) the holding period of the shares of a New Fund to be received in connection with the Reorganizations will include the period during which the Shares of the applicable Existing Fund to be surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.                  PRINCIPAL RISK FACTORS

The principal risks of each New Fund and corresponding Existing Fund are described more fully below.

As with any mutual fund investment, there is a risk that you could lose money by investing in the New Funds. The success of a New Fund’s investment strategy depends largely upon Westwood’s skill in selecting securities for purchase and sale by the New Fund and there is no assurance that the New Funds will achieve their respective investment objective.

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s

28

assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such

Not Applicable

29

products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in

Not applicable

30

addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Westwood Total Return Fund (a series of the Trust)	Westwood Total Return Fund (a series of UMT)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

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Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans.	Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans.

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Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.	Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

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Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including,	Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including,

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in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.	Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Westwood Quality SMidCap Fund (a series of the Trust)	Westwood Quality SMidCap Fund (a series of UMT)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies

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will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.	will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Combined Proxy Statement/Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Combined Proxy Statement/Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and

37

their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Westwood Quality SmallCap Fund (a series of the Trust)	Westwood Quality SmallCap Fund (a series of UMT)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

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Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Investment Style Risk – The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

Royalty Trust Risk – The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Fund expenses. Royalty trust operating expenses are not reflected in the fee table and example in the Combined Proxy Statement/Prospectus.

Not applicable

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MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject	Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject

40

to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Westwood Income Opportunity Fund (a series of the Trust)	Westwood Income Opportunity Fund (a series of UMT)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from

41

casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

42

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks

43

as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise

44

become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ETC and EETC Risk – ETCs are typically issued by railroads, airlines or other transportation firms, and the proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of ETCs. EETCs are similar to ETCs, except that the security has been divided into two or more classes, each with different payment priorities and asset claims. Holders of ETCs and EETCs must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates. ETCs and EETCs are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue. During periods of deteriorating economic conditions, such as recessions, defaults on payments generally increase, sometimes dramatically.

ETC and EETC Risk – ETCs are typically issued by railroads, airlines or other transportation firms, and the proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of ETCs. EETCs are similar to ETCs, except that the security has been divided into two or more classes, each with different payment priorities and asset claims. Holders of ETCs and EETCs must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates. ETCs and EETCs are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue. During periods of deteriorating economic conditions, such as recessions, defaults on payments generally increase, sometimes dramatically.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Not Applicable

Frequent Trading Risk. The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income and in increased brokerage and other transaction costs.

Westwood High Income Fund (a series of the Trust)	Westwood High Income Fund (a series of UMT)

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

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REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Combined Proxy Statement/Prospectus.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign

47

securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate	Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate

48

of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to

49

credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Collateralized Mortgage Obligations Risk – Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Collateralized Mortgage Obligations Risk – Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the

50

Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.	Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Westwood Alternative Income Fund (a series of the Trust)	Westwood Alternative Income Fund (a series of UMT)

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

51

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is

52

the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.	the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization	Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization

53

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)
companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.	companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Absolute Return Strategy Risk – The Fund’s absolute return strategy may cause the Fund to underperform compared to equity or fixed income markets or other mutual funds that do not utilize an absolute return strategy. For example, in rising markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the absolute return strategy. Additionally, there is a risk that the Adviser will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Absolute Return Strategy Risk – The Fund’s absolute return strategy may cause the Fund to underperform compared to equity or fixed income markets or other mutual funds that do not utilize an absolute return strategy. For example, in rising markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the absolute return strategy. Additionally, there is a risk that the Adviser will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Regional Focus Risk – To the extent that it focuses its investments in a particular geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Regional Focus Risk – To the extent that it focuses its investments in a particular geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF's holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will

54

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)
indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value ("NAV") and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value ("NAV") and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming Shares when the Adviser would otherwise redeem Shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming Shares when the Adviser would otherwise redeem Shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Not applicable

Frequent Trading Risk. The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income and in increased brokerage and other transaction costs.

55

Westwood Quality Value Fund (a series of the Trust)	Westwood Quality Value Fund (a series of UMT)
Not applicable

Quantitative Security Selection Risk. The Adviser uses a quantitative model as a part of the Fund’s investment strategy, and its processes and securities selection could be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

III.               COMPARISON FEE TABLES AND EXAMPLES

If the Reorganizations are approved by shareholders, you, as a shareholder of the New Funds, will pay the fees assessed by the applicable New Fund after the Reorganization takes place. The fees and expenses of the applicable New Fund are substantially similar to those of the corresponding Existing Fund.

Fees and Expenses

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of the Existing Funds and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Funds after giving effect to the Reorganizations.  You may be required to pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Existing Funds or New Funds. More information about these and other discounts is available from your financial intermediary and in “Additional Information About the New Funds” with respect to the New Funds, and in the Existing Funds’ Prospectuses. Investors investing in the New Funds through an intermediary should consult Appendix C - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Westwood Quality Value Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.15%	0.12%(2)
Total Annual Fund Operating Expenses	1.00%	0.97%
Less Fee Reductions and/or Expense Reimbursements	(0.10)%(3)	(0.07)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%	0.90%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $250,000 or more made on or after March 1, 2020 may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for the Existing Fund’s A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the Existing Fund’s A Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Existing Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
56

(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses. (collectively, “excluded expenses”)) from exceeding 0.65% of the New Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the New Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of UMT (the “UMT Board”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to UMT, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality Value Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.13%(2)	0.12%(3)
Total Annual Fund Operating Expenses	1.73%	1.72%
Less Fee Reductions and/or Expense Reimbursements	(0.08)%(4)	(0.07)%(5)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.65%	1.65%

*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	Due to the de minimis asset level of the Existing Fund’s C Class Shares, Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.65% of the Existing Fund’s C Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Existing Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(5)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality Value Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees	0.60%	0.60%
Other Expenses	0.17%	0.12%(1)
Total Annual Fund Operating Expenses	0.77%	0.72%
Less Fee Reductions and/or Expense Reimbursements	(0.12)%(2)	(0.07)%(3)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%	0.65%

*Pro-Forma after giving effect to the Reorganization.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
57

(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Total Return Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(2)	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.40%(3)	0.14%(4)
Total Annual Fund Operating Expenses	1.35%	1.09%
Less Fee Reductions and/or Expense Reimbursements	(0.35)%(5)	(0.09)%(6)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.00%	1.00%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	Management Fees consist of a base fee at an annualized rate of 0.50% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.20% based on the Existing Fund’s and New Fund’s A Class Shares’ performance relative to the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.70%.
(3)	Due to the de minimis asset level of the Existing Fund’s A Class Shares, Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.30% of the Existing Fund’s A Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
58

(6)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.05%] of the New Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Total Return Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(3)	0.70%	0.70%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.40%(4)	0.14%(2)
Total Annual Fund Operating Expenses	2.10%	1.84%
Less Fee Reductions and/or Expense Reimbursements	(0.35)%(5)	(0.09)%(6)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.75%	1.75%

*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	Management Fees consist of a base fee at an annualized rate of 0.50% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.20% based on the Existing Fund’s and New Fund’s C Class Shares’ performance relative to the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.70%.
(4)	Due to the de minimis asset level of the Existing Fund’s C Class Shares, Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
(5)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.05% of the Existing Fund’s C Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(6)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.05% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Total Return Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees(1)	0.70%	0.70%
Other Expenses	0.40%	0.14%(2)
Total Annual Fund Operating Expenses	1.10%	0.84%
Less Fee Reductions and/or Expense Reimbursements	(0.35)%(3)	(0.09)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.75%	0.75%
59

*Pro-Forma after giving effect to the Reorganization.

(1)	Management Fees consist of a base fee at an annualized rate of 0.50% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.20% based on the Existing Fund’s and New Fund’s Institutional Shares’ performance relative to the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.70%.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.05% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the New Fund’s Institutional Shares’ average daily net assets until terminated by the Fund’s shareholders. Additionally, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.05% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality SMidCap Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees	0.75%	0.75%
Other Expenses	0.30%	0.28%(1)
Shareholder Servicing Fees	0.15%	0.15%
Other Operating Expenses	0.15%	0.13%
Total Annual Fund Operating Expenses	1.05%	1.03%
Less Fee Reductions and/or Expense Reimbursements	(0.17)%(2)	(0.15)%(3)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.88%	0.88%

*Pro-Forma after giving effect to the Reorganization.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.88% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
60

(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality SMidCap Fund – Ultra Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Ultra Shares Existing Fund	Ultra Shares New Fund*
Management Fees	0.75%	0.75%
Other Expenses	0.27%	0.08%(1)
Total Annual Fund Operating Expenses	1.02%	0.82%
Less Fee Reductions and/or Expense Reimbursements	(0.34)%(2)	(0.15)%(3)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.68%	0.68%

*Pro-Forma after giving effect to the Reorganization.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the Existing Fund’s Ultra Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the New Fund’s Ultra Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality SmallCap Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.18%	0.08%(2)
Total Annual Fund Operating Expenses	1.28%	1.18%
Less Fee Reductions and/or Expense Reimbursements	(0.24)%(3)	(0.10)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.04%	1.04%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $1,000,000 or more made on or after August 4, 2020 may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
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(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.04% of the Existing Fund’s A Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the New Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality SmallCap Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.17%	0.08%(2)
Total Annual Fund Operating Expenses	2.02%	1.93%
Less Fee Reductions and/or Expense Reimbursements	(0.23)%(3)	(0.14)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.79%	1.79%

*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.79% of the Existing Fund’s C Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

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Westwood Quality SmallCap Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees	0.85%	0.85%
Other Expenses	0.31%	0.28%(1)
Shareholder Servicing Fees	0.15%	0.15%
Other Operating Expenses	0.16%	0.13%
Total Annual Fund Operating Expenses	1.16%	1.13%
Less Fee Reductions and/or Expense Reimbursements	(0.17)%(2)	(0.14)%(3)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	0.99%

*Pro-Forma after giving effect to the Reorganization.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2034. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Quality SmallCap Fund – Ultra Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Ultra Shares Existing Fund	Ultra Shares New Fund*
Management Fees	0.85%	0.85%
Other Expenses	0.23%(1)	0.08%(2)
Total Annual Fund Operating Expenses	1.08%	0.93%
Less Fee Reductions and/or Expense Reimbursements	(0.29)%(3)	(0.14)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.79%	0.79%

*Pro-Forma after giving effect to the Reorganization.

(1)	On November 2, 2020, the Fund’s Y Class Shares were re-designated as Ultra Shares. Other Expenses have been restated to reflect the removal of the shareholder servicing fees that were applicable to the Y Class Shares.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Existing Fund’s Ultra Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
63

(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the New Fund’s Ultra Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Income Opportunity Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.14%	0.09%(2)
Total Annual Fund Operating Expenses	1.14%	1.09%
Less Fee Reductions and/or Expense Reimbursements	(0.05)%(3)	(0.00)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.09%	1.09%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $250,000 or more made on or after September 3, 2019 may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.09% of the Existing Fund’s A Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of The Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the New Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Income Opportunity Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

64

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.15%	0.09%(2)
Total Annual Fund Operating Expenses	1.90%	1.84%
Less Fee Reductions and/or Expense Reimbursements	(0.06)%(3)	(0.00)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.84%	1.84%

*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.84% of the Existing Fund’s C Class Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2022.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Income Opportunity Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees	0.75%	0.75%
Other Expenses	0.14%	0.09%(1)
Total Annual Fund Operating Expenses	0.89%	0.84%
Less Fee Reductions and/or Expense Reimbursements	(0.05)%(2)	(0.00)%(3)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%	0.84%

*Pro-Forma after giving effect to the Reorganization.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the Existing Fund’s Institutional Shares’ average daily net assets until April 30, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2022.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

65

Westwood High Income Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(2)	0.11%	0.11%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.46%	0.22%(3)
Total Annual Fund Operating Expenses	0.82%	0.58%
Less Fee Reductions and/or Expense Reimbursements	(0.36)%(4)	(0.12)%(5)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.46%	0.46%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $250,000 or more made on or after March 1, 2020 may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	Management Fees consist of a base fee at an annualized rate of 0.38% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s A Class Shares’ performance relative to the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00%, resulting in a minimum total fee of 0.06% and a maximum total fee of 0.70%.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.35% of the Existing Fund’s A Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(5)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the Existing Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood High Income Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(2)	0.11%	0.11%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.44%(3)	0.22%(4)
Total Annual Fund Operating Expenses	1.55%	1.33%
Less Fee Reductions and/or Expense Reimbursements	(0.34)%(5)	(0.12)%(6)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.21%	1.21%
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*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	Management Fees consist of a base fee at an annualized rate of 0.38% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s C Class Shares’ performance relative to the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00%, resulting in a minimum total fee of 0.06% and a maximum total fee of 0.70%.
(3)	Due to the de minimis asset level of the Existing Fund’s C Class Shares, Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Existing Fund’s C Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(6)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood High Income Fund – Institutional Shares

Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Management Fees(1)	0.11%	0.11%
Other Expenses	0.48%	0.41%(2)
Shareholder Servicing Fees	0.06%	0.06%
Other Operating Expenses	0.42%	0.35%
Total Annual Fund Operating Expenses	0.59%	0.52%
Less Fee Reductions and/or Expense Reimbursements	(0.19)%(3)	(0.12)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.40%	0.40%

*Pro-Forma after giving effect to the Reorganization.

(1)	Management Fees consist of a base fee at an annualized rate of 0.38% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s Institutional Shares’ performance relative to the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00%, resulting in a minimum total fee of 0.06% and a maximum total fee of 0.70%.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.29% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
67

(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10 of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Alternative Income Fund – A Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	A Class Shares Existing Fund	A Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(1)	None(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if Shares have been held for less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(2)	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses	0.57%	0.15%(3)
Total Annual Fund Operating Expenses	1.67%	1.25%
Less Fee Reductions and/or Expense Reimbursements	(0.58)%(4)	(0.16)%(5)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.09%	1.09%

*Pro-Forma after giving effect to the Reorganization.

(1)	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase.
(2)	Management Fees consist of a base fee at an annualized rate of 0.53% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s A Class Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.24% of the Existing Fund’s A Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(5)	The Adviser has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the New Fund's average daily net assets until March 1, 2024 (the "Management Fee Waiver Agreement"). In addition, pursuant to a separate expense limitation agreement, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the Fund’s A Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. These Agreements may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. These agreements will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

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Westwood Alternative Income Fund – C Class Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	C Class Shares Existing Fund	C Class Shares New Fund*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%(1)	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if Shares have been held for less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(2)	0.85%	0.85%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses	0.77%	0.15%(3)
Total Annual Fund Operating Expenses	2.62%	2.00%
Less Fee Reductions and/or Expense Reimbursements	(0.78)%(4)	(0.16)%(5)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.84%	1.84%

*Pro-Forma after giving effect to the Reorganization.

(1)	C Class Shares may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 12 months of purchase.
(2)	Management Fees consist of a base fee at an annualized rate of 0.53% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s C Class Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the Existing Fund’s C Class Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(5)	The Adviser has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the New Fund's average daily net assets until March 1, 2024 (the "Management Fee Waiver Agreement"). The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the New Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Alternative Income Fund – Institutional Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	Institutional Shares Existing Fund	Institutional Shares New Fund*
Redemption Fee (as a percentage of amount redeemed, if Shares have been held for less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(1)	0.85%	0.85%
Other Expenses	0.55%	0.30%(2)
Shareholder Servicing Fees	0.10%	0.10%
Other Operating Expenses	0.45%	0.20%
Total Annual Fund Operating Expenses	1.40%	1.15%
Less Fee Reductions and/or Expense Reimbursements	(0.41)%(3)	(0.16)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	0.99%

*Pro-Forma after giving effect to the Reorganization.

(1)	Management Fees consist of a base fee at an annualized rate of 0.53% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s Institutional Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
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(3)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.14% of the Existing Fund’s Institutional Shares’ average daily net assets until February 28, 2022. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(4)	The Adviser has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the New Fund's average daily net assets until March 1, 2024 (the "Management Fee Waiver Agreement"). The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the New Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Westwood Alternative Income Fund – Ultra Shares

Shareholder Fees (Fees Paid Directly From Your Investment)
	Ultra Shares Existing Fund	Ultra Shares New Fund*
Redemption Fee (as a percentage of amount redeemed, if Shares have been held for less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees(1)	0.85%	0.85%
Other Expenses	0.55%	0.15%(2)
Total Annual Fund Operating Expenses	1.40%	1.00%
Less Fee Reductions and/or Expense Reimbursements	(0.56)%(3)	(0.16)%(4)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%	0.84%

*Pro-Forma after giving effect to the Reorganization.

(1)	Management Fees consist of a base fee at an annualized rate of 0.53% of the Existing Fund’s and New Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Existing Fund’s and New Fund’s Ultra Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	The Adviser has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the Existing Fund's Ultra Shares' average daily net assets until February 28, 2022 (the "Management Fee Waiver Agreement"). In addition, pursuant to a separate expense limitation agreement, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding Management Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the Existing Fund’s Ultra Shares’ average daily net assets until February 28, 2022. The Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. These agreements may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2022.
(4)	The Adviser has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the Fund's average daily net assets until March 1, 2024 (the "Management Fee Waiver Agreement"). In addition, pursuant to a separate expense limitation agreement, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the New Fund’s Ultra Shares’ average daily net assets until March 1, 2024. The Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund

70

Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. These agreements may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Examples

The following Examples are intended to help you compare the cost of investing in the Existing Funds and New Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same and the contractual agreements to limit expenses remain in effect until February 22, 2022 for the following Existing Funds: Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood SmallCap Fund, Westwood High Income Fund and Westwood Alternative Income Fund; April 30, 2022 for the following Existing Fund: Westwood Income Opportunity Fund; and March 1, 2024 for the New Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

A Class	1 Year	3 Years	5 Years	10 Years
Westwood Quality Value Fund (Existing Fund)	$389	$599	$826	$1,479
Westwood Quality Value Fund (New Fund)	$389	$578	$799	$1,434
Westwood Total Return Fund (Existing Fund)	$399	$681	$985	$1,846
Westwood Total Return Fund (New Fund)	$399	$606	$856	$1,564
Westwood Quality SmallCap Fund (Existing Fund)	$502	$767	$1,052	$1,863
Westwood Quality SmallCap Fund (New Fund)	$502	$718	$982	$1,737
Westwood Income Opportunity Fund (Existing Fund)	$408	$647	$904	$1,640
Westwood Income Opportunity Fund (New Fund)	$408	$636	$883	$1,589
Westwood High Income Fund (Existing Fund)	$346	$519	$707	$1,251
Westwood High Income Fund (New Fund)	$346	$443	$578	$969
Westwood Alternative Income Fund (Existing Fund)	$408	$756	$1,127	$2,170
Westwood Alternative Income Fund (New Fund)	$408	$636	$919	$1,723

C Class	1 Year	3 Years	5 Years	10 Years
Westwood Quality Value Fund (Existing Fund) - Redemption	$268	$537	$931	$2,034
Westwood Quality Value Fund (Existing Fund) – No Redemption	$168	$537	$931	$2,034
Westwood Quality Value Fund (New Fund) – Redemption	$268	$520	$913	$2,012
Westwood Quality Value Fund (New Fund) – No Redemption	$168	$520	$913	$2,012
Westwood Total Return Fund (Existing Fund) - Redemption	$278	$624	$1,097	$2,403
Westwood Total Return Fund (Existing Fund) – No Redemption	$178	$624	$1,097	$2,403
Westwood Total Return Fund (New Fund) - Redemption	$278	$551	$969	$2,135
Westwood Total Return Fund (New Fund) – No Redemption	$178	$551	$969	$2,135
Westwood Quality SmallCap Fund (Existing Fund) - Redemption	$282	$611	$1,067	$2,330
Westwood Quality SmallCap Fund (Existing Fund) – No Redemption	$182	$611	$1,067	$2,330
Westwood Quality SmallCap Fund (New Fund) - Redemption	$282	$563	$1,001	$2,218
Westwood Quality SmallCap Fund (New Fund) -No Redemption	$182	$563	$1,001	$2,218
Westwood Income Opportunity Fund (Existing Fund) - Redemption	$287	$591	$1,021	$2,217
Westwood Income Opportunity Fund (Existing Fund) - No Redemption	$187	$591	$1,021	$2,217
Westwood Income Opportunity Fund (New Fund) – Redemption	$287	$579	$995	$2,159
Westwood Income Opportunity Fund (New Fund) – No Redemption	$187	$579	$995	$2,159
Westwood High Income Fund (Existing Fund) - Redemption	$223	$456	$813	$1,817
Westwood High Income Fund (Existing Fund) – No Redemption	$123	$456	$813	$1,817
Westwood High Income Fund (New Fund) - Redemption	$223	$384	$692	$1,568
Westwood High Income Fund (New Fund) – No Redemption	$123	$384	$692	$1,568
Westwood Alternative Income Fund (Existing Fund) - Redemption	$287	$740	$1,321	$2,896
Westwood Alternative Income Fund (Existing Fund) – No Redemption	$187	$740	$1,321	$2,896
Westwood Alternative Income Fund (New Fund) - Redemption	$287	$579	$1,031	$2,268
Westwood Alternative Income Fund (New Fund) – No Redemption	$187	$579	$1,031	$2,286

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Institutional Shares	1 Year	3 Years	5 Years	10 Years
Westwood Quality Value Fund (Existing Fund)	$66	$234	$416	$943
Westwood Quality Value Fund (New Fund)	$66	$208	$379	$874
Westwood Total Return Fund (Existing Fund)	$77	$315	$572	$1,309
Westwood Total Return Fund (New Fund)	$77	$240	$438	$1,011
Westwood Quality SMidCap Fund (Existing Fund)	$90	$317	$563	$1,267
Westwood Quality SMidCap Fund (New Fund)	$90	$281	$523	$1,216
Westwood Quality SmallCap Fund (Existing Fund)	$101	$352	$622	$1,394
Westwood Quality SmallCap Fund (New Fund)	$101	$315	$579	$1,335
Westwood Income Opportunity Fund (Existing Fund)	$86	$279	$488	$1,091
Westwood Income Opportunity Fund (New Fund)	$86	$268	$466	$1,037
Westwood High Income Fund (Existing Fund)	$41	$170	$310	$720
Westwood High Income Fund (New Fund)	$41	$128	$253	$616
Westwood Alternative Income Fund (Existing Fund)	$101	$403	$727	$1,644
Westwood Alternative Income Fund (New Fund)	$101	$315	$584	$1,352

Ultra Shares	1 Year	3 Years	5 Years	10 Years
Westwood Quality SMidCap Fund (Existing Fund)	$69	$291	$530	$1,217
Westwood Quality SMidCap Fund (New Fund)	$69	$218	$414	$981
Westwood Quality SmallCap Fund (Existing Fund)	$81	$315	$567	$1,291
Westwood Quality SmallCap Fund (New Fund)	$81	$252	$471	$1,102
Westwood Alternative Income Fund (Existing Fund)	$86	$388	$712	$1,631
Westwood Alternative Income Fund (New Fund)	$86	$268	$503	$1,178

IV.	ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS AND THE NEW FUNDS

A.                 Performance

If the Reorganizations are approved by shareholders, each New Fund will assume the performance history of the corresponding Existing Fund. The New Fund and corresponding Existing Fund will use the same benchmark indices, as described below.

WESTWOOD QUALITY VALUE FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Westwood Quality Value Fund by showing changes in the Fund’s A Class Shares’ performance from year to year for the past 10 years and by showing how the Westwood Quality Value Fund’s A Class Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood Quality Value Fund.  If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Westwood Quality Value Fund will perform in the future.  Updated performance information is available on the Westwood Quality Value Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The A Class Shares of the Westwood Quality Value Fund’s year-to-date return through June 30, 2021 was 13.26%.

.

Best Quarter	Worst Quarter
13.29%	(23.12)%
(12/31/2020)	(6/30/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality Value Fund’s A Class Shares’ average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

72

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 3.00%. Prior to March 1, 2020, A Class Shares were subject to a maximum front-end sales charge of 5.00%. If the prior maximum front-end sales charge of 5.00% was reflected, performance for A Class Shares in the average annual total returns table would be lower.

Returns after taxes on distributions and sale of Westwood Quality Value Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

WESTWOOD QUALITY VALUE FUND – A CLASS	1 Year	5 Years	10 Years	Since Inception (12/31/07)
Fund Returns Before Taxes	(0.53)%	9.56%	10.03%	6.44%
Fund Returns After Taxes on Distributions	(1.79)%	8.00%	8.16%	5.02%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	0.56%	7.34%	7.78%	4.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%	6.86%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD QUALITY VALUE FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Quality Value Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

C Class Shares of the Westwood Quality Value Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Quality Value Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. C Class Shares of the Westwood Quality Value Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Westwood Quality Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality Value Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The C Class Shares of the Westwood Quality Value Fund’s year-to-date return through June 30, 2021 was 12.86%.

.Best Quarter	Worst Quarter
13.27%	(23.07)%
(12/31/2020)	(6/30/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality Value Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

73

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD QUALITY VALUE FUND	1 Year	5 Years	10 Years	Since Inception (06/28/06)
Fund Returns Before Taxes	2.73%	10.51%	10.63%	7.81%
Fund Returns After Taxes on Distributions	1.35%	8.86%	8.67%	6.41%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.58%	8.10%	8.27%	6.13%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%	7.26%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD QUALITY VALUE FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Westwood Quality Value Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.  Of course, the Westwood Quality Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality Value Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Institutional Shares of the Westwood Quality Value Fund’s year-to-date return through June 30, 2021 was 13.42%.

Best Quarter	Worst Quarter
13.27%	(23.07)%
(12/31/2020)	(6/30/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality Value Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

74

WESTWOOD QUALITY VALUE FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (06/28/06)
Fund Returns Before Taxes	2.73%	10.51%	10.63%	7.81%
Fund Returns After Taxes on Distributions	1.35%	8.86%	8.67%	6.41%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.58%	8.10%	8.27%	6.13%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%	7.26%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD TOTAL RETURN FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Westwood Total Return Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.  Prior to November 1, 2019, the Fund employed different investment strategies. Therefore, the past performance shown for periods prior to November 1, 2019 may have differed had the Westwood Total Return Fund’s current investment strategy been in effect. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood Total Return Fund.  If sales charges were included, the returns would be lower.

A Class Shares of the Westwood Total Return Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Total Return Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. A Class Shares of the Westwood Total Return Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of A Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the A Class Shares would be lower than those of the Institutional Shares.

Of course, the Westwood Total Return Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Total Return Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Westwood Total Return Fund acquired the assets and assumed the historical performance of another fund (the “Predecessor Fund”) on February 5, 2011.  The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the Predecessor Fund.

The A Class Shares of the Westwood Total Return Fund’s year-to-date return through June 30, 2021 was 9.22%.

Best Quarter	Worst Quarter
16.05%	(11.05)%
(6/30/2020)	(9/30/2011)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Total Return Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

75

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Total Return Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD TOTAL RETURN FUND	1 Year	5 Years	10 Years	Since Inception (08/06/01)
Fund Returns Before Taxes	19.79%	12.47%	11.37%	7.41%
Fund Returns After Taxes on Distributions	18.01%	7.58%	7.64%	5.32%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.84%	8.56%	8.20%	5.56%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	8.19%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%	4.69%
Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.02%	7.09%

WESTWOOD TOTAL RETURN FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Total Return Fund by showing changes in the Fund’s performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Prior to November 1, 2019, the Fund employed different investment strategies. Therefore, the past performance shown for periods prior to November 1, 2019 may have differed had the Westwood Total Return Fund’s current investment strategy been in effect.

C Class Shares of the Westwood Total Return Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Total Return Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. C Class Shares of the Westwood Total Return Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Westwood Total Return Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Total Return Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Westwood Total Return Fund acquired the assets and assumed the historical performance of another fund (the “Predecessor Fund”) on February 5, 2011.  The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the Predecessor Fund.

The C Class Shares of the Westwood Total Return Fund’s year-to-date return through June 30, 2021 was 8.70%.

Best Quarter	Worst Quarter
16.05%	(11.50)%
(6/30/2020)	(9/30/2011)

Average Annual Total Returns for Periods Ended December 31, 2020

76

This table compares the Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD TOTAL RETURN FUND	1 Year	5 Years	10 Years	Since Inception (08/06/01)
Fund Returns Before Taxes	23.49%	13.16%	11.71%	7.58%
Fund Returns After Taxes on Distributions	21.66%	8.24%	7.97%	5.49%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	14.03%	9.13%	8.50%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	8.19%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%	4.69%
Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.02%	7.09%

WESTWOOD TOTAL RETURN FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Westwood Total Return Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Prior to November 1, 2019, the Westwood Total Return Fund employed different investment strategies. Therefore, the past performance shown for periods prior to November 1, 2019 may have differed had the Westwood Total Return Fund’s current investment strategy been in effect. Of course, the Westwood Total Return Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Total Return Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Westwood Total Return Fund acquired the assets and assumed the historical performance of another fund (the “Predecessor Fund”) on February 5, 2011.  The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the Predecessor Fund.

The Institutional Shares of the Westwood Total Return Fund’s year-to-date return through June 30, 2021 was 9.37%.

Best Quarter	Worst Quarter
16.05%	(11.50)%
(6/30/2020)	(9/30/2011)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Total Return Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

77

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Total Return Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD TOTAL RETURN FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (08/06/01)
Fund Returns Before Taxes	23.49%	13.16%	11.71%	7.58%
Fund Returns After Taxes on Distributions	21.66%	8.24%	7.97%	5.49%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	14.03%	9.13%	8.50%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	8.19%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%	4.69%
Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.02%	7.09%

WESTWOOD QUALITY SMIDCAP FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Westwood Quality SMidCap Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.  Of course, the Westwood Quality SMidCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality SMidCap Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Institutional Shares of the Westwood Quality SMidCap Fund’s year-to-date return through June 30, 2021 was 15.64%.

Best Quarter	Worst Quarter
22.59%	(30.79)%
(12/31/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SMidCap Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality SMidCap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

78

WESTWOOD QUALITY SMIDCAP FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (12/19/05)
Fund Returns Before Taxes	5.40%	8.35%	8.38%	9.01%
Fund Returns After Taxes on Distributions	4.70%	6.15%	6.21%	7.44%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.69%	6.27%	6.34%	7.22%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	4.88%	9.43%	9.33%	7.45%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus..

WESTWOOD QUALITY SMIDCAP FUND – ULTRA SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Quality SMidCap Fund by showing changes in the Fund’s performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Ultra Shares of the Westwood Quality SMidCap Fund commenced operations on July 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Quality SMidCap Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. Ultra Shares of the Westwood Quality SMidCap Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Ultra Shares are lower than the expenses of Institutional Shares.

Of course, the Westwood Quality SMidCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Ultra Shares of the Westwood Quality SMidCap Fund’s year-to-date return through June 30, 2021 was 15.74%.

Best Quarter	Worst Quarter
22.59%	(30.79)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SMidCap Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality SMidCap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD QUALITY SMIDCAP FUND	1 Year	5 Years	10 Years	Since Inception (12/19/05)
Fund Returns Before Taxes	5.40%	8.35%	8.38%	9.01%
Fund Returns After Taxes on Distributions	4.70%	6.15%	6.21%	7.44%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.69%	6.27%	6.34%	7.22%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	4.88%	9.43%	9.33%	7.45%

79

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD QUALITY SMALLCAP FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks of an investment in A Class Shares of the Fund by showing the Westwood Quality SmallCap Fund's A Class Shares' performance for the 2020 calendar year and by showing how the Fund's A Class Shares average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood Quality SmallCap Fund.  If sales charges were included, the returns would be lower.  Of course, the Westwood Quality SmallCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Westwood Quality SmallCap Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The A Class Shares of the Westwood Quality SmallCap Fund’s year-to-date return through June 30, 2021 was 22.45%.

Best Quarter	Worst Quarter
25.99%	(32.66)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SmallCap Fund’s A Class Shares’ average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality SmallCap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 4.00%. Prior to August 4, 2020, A Class Shares were subject to a maximum front-end sales charge of 3.00%.

Returns after taxes on distributions and sale of Westwood Quality SmallCap Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

WESTWOOD QUALITY SMALLCAP FUND – A CLASS	1 Year	Since Inception (09/03/19)
Fund Returns Before Taxes	(1.98)%	6.88%
Fund Returns After Taxes on Distributions	(2.13)%	6.54%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(1.07)%	5.25%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	15.33%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

80

WESTWOOD QUALITY SMALLCAP FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks of an investment in C Class Shares of the Westwood Quality SmallCap Fund by showing the Fund's C Class Shares' performance for the 2020 calendar year and by showing how the Fund's C Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Westwood Quality SmallCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality SmallCap Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The C Shares of the Westwood Quality SmallCap Fund’s year-to-date return through June 30, 2021 was 21.99%.

Best Quarter	Worst Quarter
25.83%	(32.80)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SmallCap Fund’s C Class Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality SmallCap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD QUALITY SMALLCAP FUND – C CLASS	1 Year	Since Inception (09/03/19)
Fund Returns Before Taxes	1.36%	9.51%
Fund Returns After Taxes on Distributions	1.33%	9.29%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	0.82%	7.27%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	15.33%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD QUALITY SMALLCAP FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Westwood Quality SmallCap Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.  Of course, the Westwood Quality SmallCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality SmallCap Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The Institutional Shares of the Westwood Quality SmallCap Fund’s year-to-date return through June 30, 2021 was 22.48%.

Best Quarter	Worst Quarter
25.98%	(32.64)%
(12/31/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SmallCap Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD QUALITY SMALLCAP FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (04/02/07)
Fund Returns Before Taxes	2.16%	9.96%	10.80%	7.51%
Fund Returns After Taxes on Distributions	2.00%	8.99%	9.67%	6.69%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.39%	7.71%	8.59%	5.96%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	9.65%	8.66%	5.79%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD QUALITY SMALLCAP FUND – ULTRA SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Quality SmallCap Fund by showing changes in the Fund's performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Ultra Shares of the Westwood Quality SmallCap Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Quality SmallCap Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. Ultra Shares of the Westwood Quality SmallCap Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Ultra Shares are lower than the expenses of Institutional Shares.

Of course, the Westwood Quality SmallCap Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Quality SmallCap Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The Ultra Shares of the Westwood Quality SmallCap Fund’s year-to-date return through June 30, 2021 was 22.59%.

Best Quarter	Worst Quarter
25.98%	(32.64)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Quality SmallCap Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Quality SmallCap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD QUALITY SMALLCAP FUND	1 Year	5 Years	10 Years	Since Inception (04/02/07)
Fund Returns Before Taxes	2.16%	9.96%	10.80%	7.51%
Fund Returns After Taxes on Distributions	2.00%	8.99%	9.67%	6.69%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.39%	7.71%	8.59%	5.96%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.63%	9.65%	8.66%	5.79%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD INCOME OPPORTUNITY FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Westwood Income Opportunity Fund by showing changes in the Fund’s A Class Shares’ performance from year to year for the past 10 years and by showing how the Fund’s A Class Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood Income Opportunity Fund.  If sales charges were included, the returns would be lower.  Of course, the Westwood Income Opportunity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Income Opportunity Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The A Class Shares of the Westwood Income Opportunity Fund’s year-to-date return through June 30, 2021 was 7.64%.

Best Quarter	Worst Quarter
13.11%	(13.06)%
(6/30/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Income Opportunity Fund’s A Class Shares’ average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Income Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 3.00%. Prior to September 3, 2019, A Class Shares were subject to a maximum front-end sales charge of 5.00%. If the prior maximum front-end sales charge of 5.00% was reflected, performance for A Class Shares in the average annual total returns table would be lower.

WESTWOOD INCOME OPPORTUNITY FUND – A CLASS	1 Year	5 Years	10 Years	Since Inception (12/31/07)
Fund Returns Before Taxes	7.25%	7.05%	6.94%	6.84%
Fund Returns After Taxes on Distributions	4.93%	4.79%	5.58%	5.60%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	5.13%	5.19%	5.37%	5.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%	4.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	9.77%
Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.53%	8.94%	8.01%	6.80%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD INCOME OPPORTUNITY FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks of an investment in C Class Shares of the Westwood Income Opportunity Fund by showing the Fund's C Class Shares' performance for the 2020 calendar year and by showing how the Fund's C Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Of course, the Westwood Income Opportunity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Westwood Income Opportunity Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The C Class Shares of the Westwood Income Opportunity Fund’s year-to-date return through June 30, 2021 was 7.26%.

Best Quarter	Worst Quarter
12.94%	(13.18)%
(6/30/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Income Opportunity Fund’s C Class Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Income Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD INCOME OPPORTUNITY FUND – C CLASS	1 Year	Since Inception (09/03/19)
Fund Returns Before Taxes	9.75%	10.16%
Fund Returns After Taxes on Distributions	7.59%	4.15%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.62%	7.10%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	5.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	23.56%
Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.53%	12.81%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD INCOME OPPORTUNITY FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Westwood Income Opportunity Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Of course, the Westwood Income Opportunity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Income Opportunity Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The Institutional Shares of the Westwood Income Opportunity Fund’s year-to-date return through June 30, 2021 was 7.77%.

Best Quarter	Worst Quarter
13.16%	(12.99)%
(6/30/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Income Opportunity Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Income Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD INCOME OPPORTUNITY FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (12/19/05)
Fund Returns Before Taxes	10.81%	7.98%	7.52%	7.16%
Fund Returns After Taxes on Distributions	8.31%	5.62%	6.09%	5.82%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	7.27%	5.91%	5.84%	5.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%	4.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	9.79%
Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.53%	8.94%	8.01%	6.89%

For information about related performance, please see the “Related Performance of the Adviser” section of the Combined Proxy Statement/Prospectus.

WESTWOOD HIGH INCOME FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Westwood High Income Fund by showing changes in the Fund’s A Class Shares’ performance from year to year and by showing how the Fund’s A Class Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.  Prior to August 31, 2019, the Westwood High Income Fund had a sub-adviser and, prior to November 1, 2019, the Fund employed a different investment strategy. Therefore, the past performance shown for periods prior to August 31, 2019 may have differed if the Westwood High Income Fund had not had a sub-adviser and the Fund's current investment strategy had been in effect. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood High Income Fund. If sales charges were included, the returns would be lower. Of course, the Westwood High Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood High Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The A Class Shares of the Westwood High Income Fund’s year-to-date return through June 30, 2021 was 6.78%.

Best Quarter	Worst Quarter
12.46%	(10.97)%
(6/30/2020)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood High Income Fund’s A Class Shares’ average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood High Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The figures in the average annual total returns table below reflect the A Class Shares maximum front-end sales charge of 3.00%. Prior to March 1, 2020, A Class Shares were subject to a maximum front-end sales charge of 2.25%.

WESTWOOD HIGH INCOME FUND – A CLASS	1 Year	5 Years	Since Inception (06/28/13)
Fund Returns Before Taxes	11.12%	6.33%	4.35%
Fund Returns After Taxes on Distributions	9.48%	4.52%	2.55%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	6.48%	4.02%	2.47%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	14.25%
Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	10.12%	6.72%	6.04%

WESTWOOD HIGH INCOME FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood High Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Prior to August 31, 2019, the Westwood High Income Fund had a sub-adviser and, prior to November 1, 2019, the Fund employed a different investment strategy. Therefore, the past performance shown for periods prior to August 31, 2019 may have differed if the Westwood High Income Fund had not had a sub-adviser and the Fund's current investment strategy had been in effect.

C Class Shares of the Westwood High Income Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood High Income Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. C Class Shares of the Westwood High Income Fund would have substantially similar performance as Institutional Shares because the

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shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Westwood High Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood High Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The C Class Shares of the Westwood High Income Fund’s year-to-date return through June 30, 2021 was 7.07%.

Best Quarter	Worst Quarter
12.59%	(10.88)%
(6/30/2020)	(3/31/2021)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood High Income Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood High Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD HIGH INCOME FUND	1 Year	5 Years	Since Inception (12/28/11)
Fund Returns Before Taxes	14.88%	7.19%	4.92%
Fund Returns After Taxes on Distributions	13.08%	5.23%	2.99%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.70%	4.63%	2.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.42%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	15.33%
Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	10.12%	6.72%	5.86%

WESTWOOD HIGH INCOME FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Westwood High Income Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Prior to August 31, 2019, the Westwood High Income Fund had a sub-adviser and, prior to November 1, 2019, the Fund employed a different investment strategy. Therefore, the past performance shown for periods prior to August 31, 2019 may have differed if the Westwood High Income Fund had not had a sub-adviser and the Fund's current investment strategy had been in effect. Of course, the Westwood High Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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Updated performance information is available on the Westwood High Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Institutional Shares of the Westwood High Income Fund’s year-to-date return through June 30, 2021 was 6.84%.

Best Quarter	Worst Quarter
12.59%	(10.88)%
(6/30/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

WESTWOOD HIGH INCOME FUND – INSTITUTIONAL	1 Year	5 Years	Since Inception (12/28/11)
Fund Returns Before Taxes	14.88%	7.19%	4.92%
Fund Returns After Taxes on Distributions	13.08%	5.23%	2.99%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.70%	4.63%	2.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.42%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	15.33%
Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	10.12%	6.72%	5.86%

This table compares the Westwood High Income Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood High Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD ALTERNATIVE INCOME FUND – A CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Alternative Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Westwood Alternative Income Fund.  If sales charges were included, the returns would be lower.

A Class Shares of the Westwood Alternative Income Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Alternative Income Fund’s Institutional Shares and the performance table compares the average annual total returns of the Fund’s Institutional Shares to those of a broad measure of market performance. A Class Shares of the Westwood Alternative Income Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of A Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the A Class Shares would be lower than those of the Institutional Shares.

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Of course, the Westwood Alternative Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Alternative Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The A Class Shares of the Westwood Alternative Income Fund’s year-to-date return through June 30, 2021 was 1.69%.

Best Quarter	Worst Quarter
3.48%	(2.76)%
(6/30/2016)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Alternative Income Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Alternative Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD ALTERNATIVE INCOME FUND	1 Year	5 Years	Since Inception (5/1/15)
Fund Returns Before Taxes	4.27%	3.73%	3.29%
Fund Returns After Taxes on Distributions	3.98%	2.89%	2.30%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	2.51%	2.51%	2.09%
FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.97%

WESTWOOD ALTERNATIVE INCOME FUND – C CLASS SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Westwood Alternative Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

C Class Shares of the Westwood Alternative Income Fund commenced operations on March 31, 2020, and therefore do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Westwood Alternative Income Fund's Institutional Shares and the performance table compares the average annual total returns of the Fund's Institutional Shares to those of a broad measure of market performance. C Class Shares of the Westwood Alternative Income Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of C Class Shares are higher than the expenses of Institutional Shares and, therefore, returns for the C Class Shares would be lower than those of the Institutional Shares.

Of course, the Westwood Alternative Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Alternative Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The C Class Shares of the Westwood Alternative Income Fund’s year-to-date return through June 30, 2021 was 1.44%.

Best Quarter	Worst Quarter
3.48%	(2.76)%
(06/30/2016)	(03/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Alternative Income Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Alternative Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD ALTERNATIVE INCOME FUND	1 Year	5 Years	Since Inception (5/1/15)
Fund Returns Before Taxes	7.47%	4.36%	3.85%
Fund Returns After Taxes on Distributions	7.17%	3.52%	2.86%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.41%	3.00%	2.53%
FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.97%

WESTWOOD ALTERNATIVE INCOME FUND – INSTITUTIONAL SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Westwood Alternative Income Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Westwood Alternative Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Alternative Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

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The Institutional Shares of the Westwood Alternative Income Fund’s year-to-date return through June 30, 2021 was 1.86%.

Best Quarter	Worst Quarter
3.48%	(2.76)%
(6/30/2016)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Alternative Income Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Westwood Alternative Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

WESTWOOD ALTERNATIVE INCOME FUND – INSTITUTIONAL	1 Year	5 Years	Since Inception (5/1/15)
Fund Returns Before Taxes	7.47%	4.36%	3.85%
Fund Returns After Taxes on Distributions	7.17%	3.52%	2.86%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.41%	3.00%	2.53%
FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.97%

WESTWOOD ALTERNATIVE INCOME FUND – ULTRA SHARES

The bar chart and the performance table below illustrate the risks and volatility of an investment in Ultra Shares of the Westwood Alternative Income Fund by showing changes in the Fund’s Ultra Shares’ performance from year to year and by showing how the Fund’s Ultra Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Westwood Alternative Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Westwood Alternative Income Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Ultra Shares of the Westwood Alternative Income Fund’s year-to-date return through June 30, 2021 was 1.81%.

Best Quarter	Worst Quarter
3.55%	(2.73)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2020

This table compares the Westwood Alternative Income Fund’s Ultra Shares’ average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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WESTWOOD ALTERNATIVE INCOME FUND – ULTRA	1 Year	5 Years	Since Inception (5/1/15)
Fund Returns Before Taxes	7.64%	4.48%	3.96%
Fund Returns After Taxes on Distributions	7.31%	3.60%	2.93%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.51%	3.08%	2.60%
FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.97%

B.                  Related Performance of the Adviser

Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund and Westwood Income Opportunity Fund

The following tables give the related performance of all fee-paying separate accounts, each referred to as a “Composite,” managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the following Existing Funds: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund and Westwood Income Opportunity Fund, as applicable. None of the Composites reflect all of the firm’s assets under management. Complete lists and descriptions of the firm’s composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. The data does not represent the performance of the Existing Funds or the respective New Funds. Moreover, the performance shown does not represent the future performance of the New Funds or of the Adviser.

The manner in which the performance was calculated for the Composites differs from that of registered mutual funds such as the Existing Funds and New Funds. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. "Net of fees” returns reflect the deduction of investment management fees, as well as the deduction of any brokerage commissions, execution costs, withholding taxes, sales loads and account fees paid by the accounts included in the Composites, without taking into account federal or state income taxes, while “gross of fees” returns do not reflect the deduction of investment management fees. All fees and expenses, except custodial fees, if any, were included in the calculations. Securities are valued as of trade-date. Accounts in each Composite were under management for the entire reporting period. Beginning January 1, 2006, the minimum portfolio size for inclusion in a Composite is $5 million. The exclusion of accounts with portfolio sizes below $5 million had no material effect on the performance of the Composites. Prior to January 1, 2006, there was no minimum asset size for inclusion in the Composites.

The currency used to express performance in each Composite is U.S. dollars. Performance results are presented both net of fees and gross of fees. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The performance of the Composites (net of fees) reflects the Adviser’s actual account fees and expenses; however, each Fund’s fees and expenses are generally expected to be higher than those of the accounts included in the respective Composite. If the Funds’ fees and expenses had been imposed on the accounts included in the respective Composite, the performance shown below would have been lower. The accounts that are included in each Composite are not subject to the same type of expenses to which the Funds are subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for each Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Funds.

The investment results for each Composite presented below do not represent the performance of the Funds and are not intended to predict or suggest the future returns of the Funds. The performance data shown below should not be considered a substitute for the Funds’ own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

Performance Information for the Adviser’s Quality Value Strategy Composite1

The following data illustrates the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Westwood Quality Value Fund.

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Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	Russell 1000® Value Index[2,3]	Number of Portfolios	Dispersion[4]	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2020	3.31%	3.84%	2.80%	17	0.5	$2,736.8	28.6%
2019	27.60%	28.23%	26.54%	18	0.2	$3,040.8	25.7%
2018	-5.97%	-5.26%	-8.27%	19	0.2	$2,974.5	21.5%
2017	20.66%	21.55%	13.66%	27	0.2	$4,006.0	19.1%
2016	10.94%	11.77%	17.34%	27	0.2	$3,504.3	19.3%
2015	-0.26%	0.49%	-3.83%	28	0.3	$3,401.4	19.1%
2014	12.15%	12.99%	13.45%	29	0.2	$4,082.6	21.5%
2013	29.94%	30.70%	32.53%	36	0.3	$5,322.6	30.1%
2012	16.38%	16.76%	17.51%	39	0.3	$4,521.7	34.4%
2011	-0.28%	0.06%	0.39%	41	0.3	$4,982.2	41.6%

Average Annual Total Returns (since inception through 12/31/2020)
	Adviser’s Composite Returns
Time Period	Net of Fees	Gross of Fees	Russell 1000® Value Index[2,3]
1 Year	3.31%	3.84%	2.80%
5 Years	10.66%	11.38%	9.74%
10 Years	10.84%	11.51%	10.50%
Since Inception[5]	11.02%	11.68%	10.10%
[1]	The calculation of returns is computed on a monthly basis starting January 1, 1987 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. The performance presentation complies with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards.
[2]	The Russell 1000® Value Index is an unmanaged index which measures the performance of the large-capitalization sector of the U.S. equity markets. It contains those Russell 1000® Index companies with lower-price-to-book ratios and lower forecasted growth values.
[3]	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.
[4]	Dispersion is measured using the asset-weighted standard deviation of accounts managed for the entire year. Standard deviation is a statistical measure of the degree to which an individual portfolio’s return varies from the median return for the composite. Greater deviation means greater risk to the investor.
[5]	Inception date of the Quality Value Strategy Composite is January 1, 1987.

Performance Information for the Adviser’s Quality SMidCap Strategy Composite1

The following data illustrates the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Westwood Quality SMidCap Fund.

Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	Russell 2500® Value Index[2,3]	Number of Portfolios	Dispersion[4]	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2020	6.17%	6.97%	4.88%	7	1.1	$552.7	5.8%
2019	29.54%	30.64%	23.56%	8	0.3	$816.0	6.9%
2018	-11.28%	-10.51%	-12.36%	13	0.3	$876.6	6.3%
2017	10.45%	11.39%	10.36%	20	0.3	$2,104.4	10.0%
2016	11.52%	12.46%	25.20%	15	0.5	$1,658.6	9.1%
2015	-2.67%	-1.84%	-5.49%	19	0.4	$1,845.6	10.4%
2014	4.94%	5.83%	7.11%	19	0.4	$2,300.8	12.1%
2013	34.21%	35.08%	33.32%	19	0.3	$2,356.3	13.3%
2012	13.75%	14.23%	19.21%	21	0.4	$1,914.3	14.6%
2011	-1.76%	-1.20%	-3.36%	22	0.2	$1,959.6	16.4%

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Average Annual Total Returns (since inception through 12/31/2020)
	Adviser’s Composite Returns
Time Period	Net of Fees	Gross of Fees	Russell 2500® Value Index[2,3]
1 Year	6.17%	6.97%	4.88%
5 Years	8.49%	9.39%	9.43%
10 Years	8.70%	9.51%	9.33%
Since Inception[5]	11.66%	12.30%	9.07%
[1]	The calculation of returns is computed on a monthly basis starting July 1, 1997 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. The performance presentation complies with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards.
[2]	The Russell 2500® Value Index is an unmanaged index of common stock prices that measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500® Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000® Index, which contains the 3,000 largest stocks in the U.S. based on total market capitalization.
[3]	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.
[4]	Dispersion is measured using the asset-weighted standard deviation of accounts managed for the entire year. Standard deviation is a statistical measure of the degree to which an individual portfolio’s return varies from the median return for the composite. Greater deviation means greater risk to the investor.
[5]	Inception date of the Quality SMidCap Strategy Composite is July 1, 1997.

Performance Information for the Adviser’s Quality SmallCap Strategy Composite1

The following data illustrates the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Westwood Quality SmallCap Fund.

Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	Russell 2000® Value Index[2,3]	Number of Portfolios	Dispersion[4]	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2020	1.93%	2.86%	4.63%	16	0.4	$1,893.3	19.8%
2019	27.32%	28.58%	22.39%	17	0.5	$1,601.0	13.6%
2018	-14.32%	-13.45%	-12.86%	17	0.4	$1,133.0	8.2%
2017	12.69%	13.81%	7.84%	17	0.4	$1,266.4	6.0%
2016	28.54%	29.79%	31.74%	14	0.3	$686.8	3.8%
2015	-5.41%	-4.45%	-7.47%	11	0.6	$333.8	1.9%
2014	6.01%	7.07%	4.22%	10	0.3	$386.7	2.0%
2013	49.96%	50.94%	34.52%	9	0.5	$327.0	1.8%
2012	18.42%	18.98%	18.05%	9	0.4	$210.3	1.6%
2011	-1.30%	-0.62%	-5.50%	9	0.6	$201.9	1.7%

Average Annual Total Returns (since inception through 12/31/2020)
	Adviser’s Composite Returns
Time Period	Net of Fees	Gross of Fees	Russell 2000® Value Index[2,3]
1 Year	1.93%	2.86%	4.63%
5 Years	10.00%	11.08%	9.65%
10 Years	10.97%	11.93%	8.66%
Since Inception[5]	10.21%	10.98%	7.63%
[1]	The calculation of returns is computed on a monthly basis starting January 1, 2004 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. The performance presentation complies with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards.
[2]	The Russell 2000® Value Index is an unmanaged market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index.
[3]	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.
[4]	Dispersion is measured using the asset-weighted standard deviation of accounts managed for the entire year. Standard deviation is a statistical measure of the degree to which an individual portfolio's return varies from the median return for the composite. Greater deviation means greater risk to the investor.
[5]	Inception date of the Quality SmallCap Strategy Composite is January 1, 2004.

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Performance Information for the Adviser’s Income Opportunity Strategy Composite1

The following data illustrates the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Westwood Income Opportunity Fund.

Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	Bloomberg Barclays U.S. Aggregate Bond Index[2,4]	S&P 500 Index[3,4]	Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index[4]	Number of Portfolios	Dispersion[5]	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2020	11.16%	11.71%	7.51%	18.40%	12.53%	6	0.1	$1,568.8	16.4%
2019	17.43%	18.36%	8.72%	31.49%	17.62%	7	0.2	$1,585.7	13.4%
2018	-4.76%	-3.99%	0.01%	-4.38%	-1.47%	7	0.2	$2,924.2	21.2%
2017	11.09%	11.97%	3.54%	21.83%	10.55%	10	0.1	$3,723.4	17.8%
2016	6.33%	7.18%	2.65%	11.96%	6.44%	10	0.6	$3,336.4	18.3%
2015	-2.54%	-1.76%	0.55%	1.38%	1.12%	13	0.2	$3,487.3	19.6%
2014	9.40%	10.28%	5.97%	13.69%	9.07%	9	0.5	$3,468.8	18.3%
2013	15.31%	16.10%	-2.02%	32.39%	10.69%	9	1.0	$2,213.2	12.5%
2012	8.67%	9.11%	4.21%	16.00%	8.95%	9	0.4	$1,279.5	9.7%
2011	7.38%	8.04%	7.84%	2.11%	5.84%	5	0.3	$759.8	6.3%

Average Annual Total Returns (since inception through 12/31/2020)
	Adviser’s Composite Returns
Time Period	Net of Fees	Gross of Fees	Bloomberg Barclays U.S. Aggregate Bond Index[2,4]	S&P 500 Index[3,4]	Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index[4]
1 Year	11.16%	11.71%	7.51%	18.40%	12.53%
5 Years	7.99%	8.78%	4.44%	15.22%	8.94%
10 Years	7.73%	8.49%	3.84%	13.88%	8.01%
Since Inception[6]	8.52%	9.17%	4.34%	10.62%	7.09%
[1]	The calculation of returns is computed on a monthly basis starting January 1, 2003 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. This performance presentation complies with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.
[3]	The S&P® 500 Index is a widely recognized, market value weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.
[4]	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.
[5]	Dispersion is measured using the asset-weighted standard deviation of accounts managed for the entire year. Standard deviation is a statistical measure of the degree to which an individual portfolio’s return varies from the median return for the composite. Greater deviation means greater risk to the investor.
[6]	Inception date of the Income Opportunity Strategy Composite is January 1, 2003.

C.                 Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples, affect a Fund’s performance. Please see “Comparison Fee Tables and Examples” in the Combined Proxy Statement/Prospectus.  Because the New Funds are newly organized, no portfolio turnover data is available.  The portfolio turnover rate for the Existing Funds for the fiscal year ended October 31, 2020 is as follows:

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Existing Fund	Portfolio Turnover
Westwood Quality Value Fund	52%
Westwood Quality SMidCap Fund	69%
Westwood Quality SmallCap Fund	67%
Westwood Income Opportunity Fund	111%
Westwood High Income Fund	130%
Westwood Alternative Income Fund	137%
Westwood Total Return Fund	62%

D.                 Investment Adviser and Portfolio Managers

Westwood Management Corp., a New York corporation formed in 1983, serves as the investment adviser to the Existing Funds and New Funds. The Adviser’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. The Adviser is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of June 30, 2021, the Adviser had approximately $10.87 billion in assets under management.

The Adviser makes investment decisions for the Existing Funds and New Funds and continuously reviews, supervises and administers each Existing Fund’s and New Fund’s investment program. The applicable Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the following Existing Funds and New Funds: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund and Westwood Income Opportunity Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Funds, as set forth in the table below.

Westwood Quality Value Fund	0.60%
Westwood Quality SMidCap Fund	0.75%
Westwood Quality SmallCap Fund	0.85%
Westwood Income Opportunity Fund	0.75%

In connection with the Adviser’s Sensible Fees™ framework, for its services to each share class of the following Existing Funds and New Funds: Westwood Total Return Fund, Westwood High Income Fund and Westwood Alternative Income Fund, the Adviser is entitled to a management fee, which consists of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether, and to what extent, the investment performance of each share class of each Fund exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). For each share class of each Fund, the Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

Westwood Total Return Fund (Existing Fund and New Fund)

The Base Fee is an annual rate of 0.50%. The Index Hurdle is the Blended 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Bond Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0020% of the share class' average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.20% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.30% to a maximum annual rate of 0.70%.

Westwood High Income Fund (Existing Fund and New Fund)

The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.

Westwood Alternative Income Fund (Existing Fund and New Fund)

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The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’ average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’ average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

A Performance Adjustment will not be based on whether the absolute performance of a share class is positive or negative, but rather will be based on whether such performance exceeds, or is exceeded by, the performance of the Index Hurdle. A share class of a Fund could pay a Performance Adjustment for positive relative performance even if the share class decreases in value, so long as the performance of the share class exceeds that of the Index Hurdle. It is possible that, if you buy a share class of a Fund after the beginning of a Performance Period, you will bear a share of a Performance Adjustment payable by the share class based on performance that preceded your purchase and from which you therefore did not benefit.

Existing Funds

The Adviser has contractually agreed to reduce its fees and reimburse expenses for the following Existing Funds: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund and Westwood Total Return Fund (Institutional Shares) in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the Funds’ average daily net assets as follows:

Fund	Share Class	Expense Cap
Westwood Quality Value Fund	Institutional Shares	0.65%
	A Class Shares	0.90%
	C Class Shares	1.65%
Westwood Total Return Fund	Institutional Shares	0.75%
Westwood Quality SMidCap Fund	Institutional Shares	0.88%
	Ultra Shares	0.68%
Westwood Quality SmallCap Fund	Institutional Shares	0.99%
	A Class Shares	1.04%
	C Class Shares	1.79%
	Ultra Shares	0.79%
Westwood Income Opportunity Fund	Institutional Shares	0.84%
	A Class Shares	1.09%
	C Class Shares	1.84%

For the Existing Funds, the above contractual fee waivers, except for Westwood Income Opportunity Fund and the Westwood Total Return Fund (Institutional Shares), shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022. For Westwood Income Opportunity Fund, these waivers continue in effect until at least April 30, 2022. For the Westwood Total Return Fund (Institutional Shares), this waiver shall continue in effect until terminated by shareholders of the Fund.

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the existing Westwood Alternative Income Fund's Ultra Shares' average daily net assets.

In addition, pursuant to a separate expense limitation agreement, the Adviser has contractually agreed to reduce its fees and reimburse expenses of the Westwood Total Return Fund, Westwood High Income Fund and Westwood Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the Funds’ average daily net assets as follows:

98

Fund	Share Class	Expense Cap
Westwood Total Return Fund	Institutional Shares	0.05%
	A Class Shares	0.30%
	C Class Shares	1.05%
Westwood High Income Fund	Institutional Shares	0.29%
	A Class Shares	0.35%
	C Class Shares	1.10%
Westwood Alternative Income Fund	Institutional Shares	0.14%
	A Class Shares	0.24%
	C Class Shares	0.99%
	Ultra Shares	0.00%

These above contractual fee waivers, with respect to the Existing Funds, shall continue in effect until, but may be terminated by the Adviser effective, February 28, 2022.

New Funds

The Adviser has contractually agreed to reduce its fees and reimburse expenses for the following New Funds: Westwood Quality Value Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund and Westwood Total Return Fund (Institutional Shares) in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses. (collectively, “excluded expenses”)) from exceeding the Funds’ average daily net assets as follows:

Fund	Share Class	Expense Cap
Westwood Quality Value Fund	Institutional Shares	0.65%
	A Class Shares	0.65%
	C Class Shares	0.65%
Westwood Quality SMidCap Fund	Institutional Shares	0.68%
	Ultra Shares	0.68%
Westwood Quality SmallCap Fund	Institutional Shares	0.79%
	A Class Shares	0.79%
	C Class Shares	0.79%
	Ultra Shares	0.79%
Westwood Income Opportunity Fund	Institutional Shares	0.84%
	A Class Shares	0.84%
	C Class Shares	0.84%
Westwood Total Return Fund	Institutional Shares	0.75%

For the New Funds, the above contractual fee waivers, except for Westwood Income Opportunity Fund, unless terminated earlier by the UMT Board, shall continue in effect until, but may be terminated by the Adviser effective, March 1, 2024.

The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the existing Westwood Alternative Income Fund's average daily net assets (the "Management Fee Waiver Agreement").

In addition, pursuant to a separate expense limitation agreement, the Adviser has contractually agreed to reduce its fees and reimburse expenses of the Westwood Total Return Fund, Westwood High Income Fund and Westwood Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the Funds’ average daily net assets as follows:

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Fund	Share Class	Expense Cap
Westwood Total Return Fund	Institutional Shares	0.05%
	A Class Shares	0.05%
	C Class Shares	0.05%
Westwood High Income Fund	Institutional Shares	0.10%
	A Class Shares	0.10%
	C Class Shares	0.10%
Westwood Alternative Income Fund	Institutional Shares	0.00%
	A Class Shares	0.00%
	C Class Shares	0.00%
	Ultra Shares	0.00%

These above contractual fee waivers, with respect to the New Funds, unless terminated earlier by the Board, shall continue in effect until, but may be terminated by the Adviser effective, March 1, 2024.

Advisory Fees Received During the Last Fiscal Year

For the fiscal year ended October 31, 2020, the Adviser received advisory fees (after fee reductions) as a percentage of the average daily net assets of each Existing Fund as follows:

Westwood Quality Value Fund	0.48%
Westwood Total Return Fund	0.35%
Westwood Quality SMidCap Fund	0.57%
Westwood Quality SmallCap Fund	0.68%
Westwood Income Opportunity Fund	0.75%
Westwood High Income Fund	0%
Westwood Alternative Income Fund	0.33%

A discussion regarding the basis for the Existing Funds Board’s approval of the Existing Funds’ investment advisory agreement is available in the Existing Funds’ Annual Report to Shareholders dated October 31, 2020, which covers the period from November 1, 2019 to October 31, 2020. A discussion regarding the basis for the UMT Board’s approval of the New Funds’ investment advisory agreement will be available in the New Funds’ Semi-Annual Report to Shareholders dated April 30, 2022.

It is expected that each New Fund will be managed by the same portfolio managers that currently manage the respective Existing Fund. The portfolio management team for each New Fund and their experience and qualifications is provided below.

Each Existing Fund and New Fund is managed by a portfolio management team of one or more portfolio managers, and the members of a Fund’s portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The investment process for the Funds is driven by proprietary team-oriented, in-depth, fundamental research. Weekly research meetings provide a forum where the Adviser’s investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio management team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio’s current composition, and the relative value of alternative investments. Investment decisions are generally made by majority agreement of the portfolio management team. The Adviser has identified the following team members as those with the most significant responsibility for each Fund’s assets. This list does not include all members of the investment team.

Mr. Hussein Adatia, Vice President, joined the Adviser in 2018 and previously served as a Research Analyst prior to becoming Portfolio Manager in 2019. Prior to joining the Adviser, Mr. Adatia worked at Oaklawn Investments as a Managing Director from 2016 to 2018 and was responsible for researching, identifying and investing in a variety of credit products including bank loans, bonds and asset-backed securities. Prior to that, he worked for Archview Investment Group from 2008 until 2015 as a Senior Investment Analyst on the distressed credit team. Mr. Adatia began his career as an Investment Banking Analyst at Citigroup in the Global Communications Group and subsequently joined Citi’s Global Special Situations Group where he focused on public market debt and equity investments. Mr. Adatia has served on the portfolio team for the Westwood High Income Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2020. Mr. Adatia participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Adatia has more than 15 years of investment experience.

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Mr. Scott Barnard, CFA, has served as Vice President for the Adviser since joining the Adviser in 2020. Prior to joining the Adviser, Mr. Barnard was an Associate Portfolio Manager at Amundi Pioneer. Mr. Barnard helped design, launch and manage numerous customized investment solutions for both institutional and retail clients during his time at Amundi Pioneer. During his 14-year Amundi tenure, Mr. Barnard also co-created a risk management solution that was utilized across the entire firm for all fixed income portfolios. Mr. Barnard graduated with a BS in Finance from the University of Colorado at Boulder. He is a member of the CFA Institute. Mr. Barnard has served on the portfolio team for the Westwood Income Opportunity Fund and Westwood High Income Fund since their inception in 2021 and for their respective predecessor Existing Funds since 2020. Mr. Barnard participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Barnard has more than 14 years of investment experience.

Mr. William E. Costello, CFA, currently serves as Senior Vice President, Co-Director of Equity Portfolios for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Senior Research Analyst for the Adviser from July 2010 to 2018. Prior to joining the Adviser, Mr. Costello was a Portfolio Manager and Director of Research at the Boston Company, where he worked from 1997 to 2009, and he worked at Delphi Management as a generalist equity analyst from 1992 until 1997. He has served on the portfolio team for the Westwood Quality SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010 and has served on the portfolio team for the Westwood Quality SMidCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2018. He participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Costello has more than 33 years of investment experience.

Mr. Christopher Hartman joined the Adviser in 2021 and currently serves as Vice President, Portfolio Manager on the Multi-Asset Portfolios. Prior to joining the Adviser, Mr. Hartman served as Senior Portfolio Manager – Convertible Arbitrage at Aegon Asset Management in Chicago, where he was responsible for portfolio management of Aegon Asset Management Market Neutral Fund and the Legacy Convertible Insurance product strategy. Mr. Hartman also focused on convertible arbitrage and managed long-only convertible bonds. Prior to that, Mr. Hartman spent 17 years at Calamos Investments, eight of which he served as Senior Vice President, Portfolio Manager of the Calamos Market Neutral Fund. Mr. Hartman earned his MBA in Finance from Benedictine University and his BA in Economics from Southern Illinois University. Mr. Hartman has served on the portfolio team for the Westwood Alternative Income Fund since 2021. Mr. Hartman participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Hartman has more than 24 years of investment experience.

Mr. Adrian Helfert has served as Senior Vice President and Chief Investment Officer of Multi-Asset Portfolios for the Adviser since February 2020. Prior to this appointment, he served as Senior Vice President and Director of Multi-Asset Portfolios for the Adviser since joining the Adviser in January 2019. He is responsible for leading the firm’s multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Prior to joining the Adviser, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and in JPMorgan’s Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Westwood Income Opportunity Fund, Westwood Total Return Fund and Westwood High Income Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2019 and the portfolio team for the Westwood Alternative Income Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2020. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert has more than 20 years of investment experience.

Ms. Lauren Hill, CFA, has served as Vice President and Research Analyst since joining the Adviser in 2015. She is also a member of the Consumer/Health Care and Technology/Industrials research groups. Prior to joining the Adviser, Ms. Hill spent 11 years working in equity research in New York. She served as a Generalist with Northern Border Investments and Cantillon Capital and as a Financials and Utilities Analyst with J.P. Morgan Asset Management. Prior to that, she worked as an Associate at Sanford Bernstein. Ms. Hill earned her MBA with Honors from Columbia Business School where she participated in the Value Investing Program. She earned her BBA in Finance and Accounting with Honors from Southern Methodist University. Ms. Hill is a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth. She has served on the portfolio team for the Westwood Quality Value Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2020. Ms. Hill participates in the investment decision process. She has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Ms. Hill has more than 17 years of investment experience.

Mr. Prashant Inamdar, CFA, has served as Senior Vice President, Research Analyst for the Adviser since February 2018. Prior to this appointment, he served as Vice President, Research Analyst for the Adviser since joining the Adviser in June 2013 until February 2018. Prior to joining the Adviser, Mr. Inamdar served as Senior Analyst at 3 Twelve Capital from 2012 to 2013. From 2010 to 2012, Mr. Inamdar served as a Vice President of Research at Chilton Investment Company, and from 2000 to 2009, he served as a Securities Analyst at Stark Investments. He has served on the portfolio team for the Westwood Quality SMidCap Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2013. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Inamdar has more than 21 years of investment experience.

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Mr. Kyle Martin, CFA, joined the Adviser in 2016 and currently serves as Vice President and Research Analyst responsible for coverage of Banks, Brokers, Exchanges and Autos. He is also a member of the Financials research group and Technology/Industrials research group. He previously served as a Research Associate supporting the Financials and Energy/Materials research groups. Prior to joining the Adviser, Mr. Martin served as a financial analyst at Fidelity Investments. Mr. Martin earned his MBA in Finance from Southern Methodist University Cox School of Business. He earned his BBA in Finance from Texas Tech University. Mr. Martin is a member of the CFA Institute. He has served on the portfolio team for the Westwood Quality SMidCap Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2021. Mr. Martin participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Martin has more than 8 years of investment experience.

Mr. Matthew R. Lockridge currently serves as Senior Vice President, Co-Director of Equity Portfolios for the Adviser since January 2018. Prior to this appointment, he served as Senior Vice President, Research Analyst for the Adviser from March 2015 to 2018. Prior to this appointment, he served as Vice President, Research Analyst for the Adviser from May 2010 to March 2015. Prior to joining the Adviser, Mr. Lockridge was a Managing Director at Dearborn Partners, L.L.C. from 2004 to 2010, and he was with Deloitte Consulting, L.L.P. from 2001 to 2004, where he worked as a Senior Consultant. He has served on the portfolio team for the Westwood Quality Value Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2012 and the Westwood Quality SmallCap Fund since its inception in 2021 and for its respective Predecessor Fund since 2010. He participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Lockridge has more than 19 years of investment experience.

Mr. Frederic G. Rowsey, CFA, has served as Vice President, Research Analyst for the Adviser since February 2018. Prior to this appointment, he served as Associate Vice President, Research Analyst for the Adviser from March 2015 until February 2018. He joined the Adviser in July 2010 as a Research Associate. Prior to joining the Adviser, Mr. Rowsey was a student at Harvard University, graduating in May 2010 with a BA in Economics. Mr. Rowsey is a member of the CFA Institute. He has served on the portfolio team for the Westwood Quality SmallCap Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2013. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Rowsey has more than 11 years of investment experience.

Mr. William Sheehan, CFA, has served as Vice President, Research Analyst for the Adviser since joining the Adviser 2018. From 2015 to 2017, Mr. Sheehan was an analyst at Citadel, LLC focused on the technology sector. Mr. Sheehan was an analyst at Boardman Bay Capital Management from 2013 to 2015 and prior to that he held several roles investing across the technology, media and telecom sectors. Mr.

Sheehan earned a Bachelor of Science degree in economics from The Wharton School at the University of Pennsylvania. He is a member of the CFA Institute. He has served on the portfolio team for the Westwood Quality Value Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2019. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Sheehan has more than 13 years of investment experience.

Mr. Grant L. Taber, CFA, has served as Senior Vice President, Research Analyst for the Adviser since May 2015. Prior to this appointment, he served as Vice President, Research Analyst from March 2008 to May 2015. Prior to joining the Adviser, Mr. Taber worked at Bessemer Trust Company from 2004 until 2008, where he served as Vice President, Large Cap Research Analyst. He worked at Bear Stearns from 2001 until 2004, where he served as Senior Associate. He has served on the portfolio team for the Westwood Quality SMidCap Fund since its inception in 2021 and for its respective predecessor Existing Fund since 2008. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Taber has more than 21 years of investment experience.

The SAI for the New Funds provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

E.                  Comparison of Investment Limitations

Each Existing Fund is subject to certain fundamental and non-fundamental investment policies and the corresponding New Fund is subject to the same fundamental and non-fundamental investment policies. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Each New Fund has adopted the same fundamental investment policies as the corresponding Existing Fund as presented in the table below. In addition, the investment objectives of the Westwood Quality Value Fund, the Westwood Quality SMidCap Fund and the Westwood Quality SmallCap Fund are fundamental policies that cannot be changed by a Fund without approval by the vote of a majority of the outstanding shares of the Fund.

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Fundamental Investment Limitations

Existing Funds	New Funds	Difference
Diversification
May not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.
Concentration
May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.
Borrowing & Senior Securities
May not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.
Loans
May not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.
Commodities and Real Estate
May not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.
Underwriting
May not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	May not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	None.

The following investment limitations are non-fundamental and may be changed by the applicable Board of Trustees without shareholder approval. In addition, the investment objectives of the Westwood Total Return Fund, the Westwood Income Opportunity Fund, the Westwood High Income Fund and the Westwood Alternative Income Fund are non-fundamental policies that may be changed by the applicable Board of Trustees without shareholder approval.

The New Funds have adopted the identical non-fundamental investment limitations as their corresponding Existing Funds.

Non-Fundamental Investment Limitations

Existing Funds	New Funds	Difference
Diversification
May not purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund’s total assets.	May not purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund’s total assets.	None.

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Concentration
May not purchase any securities which would cause 25% or more of the net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.	May not purchase any securities which would cause 25% or more of the net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.	None.
Borrowing
May not borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate a Fund to purchase securities or require a Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.	May not borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate a Fund to purchase securities or require a Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.	None.
Loans
May not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.	May not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.	None.
Real Estate
May not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.	May not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.	None.
80% Policies
Under normal circumstances, the Westwood Quality Value Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-cap companies.	Under normal circumstances, the Westwood Quality Value Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-cap companies.	None.
Under normal circumstances, the Westwood Quality SMidCap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-cap companies.	Under normal circumstances, the Westwood Quality SMidCap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-cap companies.	None.
Under normal circumstances, the Westwood Quality SmallCap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies.	Under normal circumstances, the Westwood Quality SmallCap Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies.	None.

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Except with respect to Existing Fund and New Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Existing Fund or a New Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

F.                  Financial Highlights

The New Funds are newly organized and have no operational history as of the date of this Proxy Statement/ Prospectus. The Financial Highlights relating to the Existing Funds contained in their semi-annual report for the fiscal period ended April 30, 2021, are attached as Appendix B to this Proxy Statement/Prospectus.

V.               ADDITIONAL INFORMATION ABOUT THE NEW FUNDS

A.                 Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Shares of the New Funds.

For information regarding the federal income tax consequences of transactions in Shares of the New Funds, including information about cost basis reporting, see “Taxes.”

How to Choose a Share Class

The New Funds offer the following classes of Shares to investors:

•	Westwood Quality Value Fund: Institutional Shares, A Class Shares and C Class Shares;
•	Westwood Total Return Fund: Institutional Shares, A Class Shares and C Class Shares;
•	Westwood Quality SMidCap Fund: Institutional Shares and Ultra Shares;
•	Westwood Quality SmallCap Fund: Institutional Shares, A Class Shares, C Class Shares and Ultra Shares;
•	Westwood Income Opportunity Fund: Institutional Shares, A Class Shares and C Class Shares;
•	Westwood High Income Fund: Institutional Shares, A Class Shares and C Class Shares; and
•	Westwood Alternative Income Fund: Institutional Shares, A Class Shares, C Class Shares and Ultra Shares.

Each share class has its own shareholder eligibility criteria, cost structure and other features. The following summarizes the primary features of Institutional Shares, A Class Shares, C Class Shares and Ultra Shares. Contact your financial intermediary or a New Fund for more information about each New Fund's share classes and how to choose between them.

Class Name	Eligible Investors	Investment Minimum	Features
Institutional Shares

Institutional Shares of a New Fund are offered exclusively to:

•      certain retirement plans established for the benefit of employees and former employees of the Adviser or its affiliates;

•      defined benefit retirement plans, endowments or foundations;

•      banks and trust companies or law firms acting as trustee or manager for trust accounts;

•      investors who purchase shares through asset-based fee programs available through financial intermediaries;

•      insurance companies; and

•      Institutional Shares shareholders purchasing Institutional Shares through the reinvestment of dividends or other distributions.

Initial: $100,000 Subsequent: None

Front-End Sales Charge - None

Contingent Deferred Sales Charge ("CDSC") - None

Rule 12b-1 Fee - None

Shareholder Servicing Fee:

•      None (Westwood Quality Value Fund, Westwood Total Return Fund and Westwood Income Opportunity Fund)

•      Up to 0.15% (Westwood Alternative Income Fund)

•      Up to 0.19% (Westwood High Income Fund)

•      Up to 0.20% (Westwood Quality SMidCap Fund and Westwood Quality SmallCap Fund)

C Class Shares	C Class Shares do not have any share class eligibility requirements.	Initial: $1,000 Subsequent: None

Front-End Sales Charge – None

CDSC - 1.00% if redeemed within 12 months of purchase

Rule 12b-1 Fee - 1.00%

Shareholder Servicing Fee – None

C Class Shares automatically convert to A Class Shares after 10 years, provided that records held by the New Funds or your financial intermediary verify C Class Shares have been held for at least 10 years. The original purchase date of C Class Shares of a predecessor Existing Fund will be used to calculate the conversion of C Class Shares to A Class Shares.

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A Class Shares	A Class Shares do not have any share class eligibility requirements.	Initial: $1,000 Subsequent: None

Front-End Sales Charge:

•      Maximum of 3.00% (Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund and Westwood Alternative Income Fund)

•      Maximum of 4.00% (Westwood Quality SmallCap Fund)

CDSC - None[1]

Rule 12b-1 Fee - 0.25%

Shareholder Servicing Fee - None

Ultra Shares

Ultra Shares of a New Fund are offered exclusively to:

•      employer retirement plans;

•      health savings accounts under section 223 of the Code, if such accounts are maintained by the New Fund at an omnibus level;

•      endowments and foundations and local, city and state agencies (or entities acting on their behalf);

•      unaffiliated registered investment companies;

•      collective investment trusts;

•      banks and trust companies or law firms acting as trustee or manager for trust accounts;

•      insurance companies; and

•      Ultra Shares shareholders purchasing Ultra Shares through the reinvestment of dividends or other distributions.

		Initial: $20,000,000 Subsequent: None	Front-End Sales Charge - None CDSC - None Rule 12b-1 Fee - None Shareholder Servicing Fee - None
1	A Class Shares purchases of $250,000 or more of the Westwood Income Opportunity Fund or its respective Existing Fund made on or after September 3, 2019 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. A Class Shares purchases of $250,000 or more of the Westwood Quality Value Fund and Westwood High Income Fund or their respective predecessor Existing Fund made on or after March 1, 2020 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. A Class Shares purchases of $250,000 or more of the Westwood Total Return Fund and Westwood Alternative Income Fund or their respective predecessor Existing Fund may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. A Class Shares purchases of $1,000,000 or more of the Westwood Quality SmallCap Fund or their respective predecessor Existing Fund made on or after August 4, 2020 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.

An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which classes of shares are available through the intermediary.

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A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the New Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). Each New Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. A Class Shares have lower ongoing distribution and shareholder services fees ("Rule 12b-1 Fees") than C Class Shares. Over time, C Class Shares can incur Rule 12b-1 Fees that are equal to or more than the front-end sales charge and Rule 12b-1 Fees you would pay for A Class Shares. Although the full amount of your purchase price of C Class Shares is invested in a New Fund, your return on this money will be reduced by the expected higher annual expenses of C Class Shares.

How to Purchase Fund Shares

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase Shares directly from the New Funds through their transfer agent (the “Transfer Agent”), complete and send in the application. If you need an application or have questions, please call 1-877-FUND-WHG (1-877-386-3944) or log on to the New Funds’ website at www.westwoodfunds.com.

All investments must be made by check, Automated Clearing House (“ACH”), or wire. The New Funds do not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, non-U.S. financial institution checks, cashier’s checks under $10,000, or money orders. In addition, the New Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, the Transfer Agent will charge a $25 fee against your account, in addition to any resulting losses or other fees incurred by the New Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

The New Funds reserve the right to reject any specific purchase order for any reason. The New Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the New Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The New Funds do not generally accept investments by non-U.S. persons (persons who are citizens of a country other than the U.S. or corporations, partnerships, funds or other entities that are established and organized under the laws of a country other than the U.S.). Non-U.S. persons may be permitted to invest in the New Funds subject to the satisfaction of enhanced due diligence. Please contact the New Funds for more information.

By Mail

You can open an account with the New Funds by sending a check and your account application to the address below. You can add to an existing account by sending the New Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the New Fund name and the share class.

Regular Mail Address	Express Mail Address
Westwood Funds	Westwood Funds
P.O. Box 541150	c/o Ultimus Fund Solutions, LLC
Omaha, NE 68154	4221 N. 203rd Street, Suite 100
Elkhorn, NE 68022

The New Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Transfer Agent. The share price used to fill the purchase order is the next price calculated by a New Fund after the Transfer Agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire, call 1-877-FUND-WHG (1-877-386-3944) for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the New Fund name, the share class and your account number).

The New Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a New Fund. An order, following proper advance notification to the Transfer Agent, is considered received when a New Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

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General Information

You may purchase shares on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. Each New Fund’s price per share will be the next determined NAV per share after the New Fund or an authorized institution (defined below) receives your purchase order in proper form. “Proper form” means that the New Funds were provided a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each New Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a New Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the New Funds reserve the right to calculate NAV as of the earlier closing time. The New Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a New Fund’s assets may change on days when you are unable to purchase or redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell New Fund shares directly from the New Funds through the Transfer Agent, you may also buy or sell shares of the New Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in New Fund shares for their customers. When you purchase or sell New Fund shares through a financial intermediary (rather than directly from the New Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the New Funds prior to the time each New Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the New Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the New Funds after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the New Funds with respect to the receipt of purchase and redemption orders for New Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a New Fund’s behalf. A New Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a New Fund’s next computed NAV after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a New Fund with respect to purchase and redemption orders for New Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the New Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell New Fund shares through a financial intermediary, you should contact the financial intermediary directly.

How the Funds Calculate NAV

The NAV of each New Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business.

Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To calculate NAV, each New Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each New Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by each New Fund to calculate its NAV are based on the consideration by that New Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of a New Fund are invested in other registered investment companies that are not listed on an exchange that New Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the

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prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent a New Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the New Fund does not price its shares, the NAV of the New Fund’s shares may change on days when shareholders will not be able to purchase or redeem the New Fund’s shares.

When valuing fixed income securities with remaining maturities of more than 60 days, the New Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the New Funds may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by that New Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

Purchases In Kind

Subject to the approval of a New Fund, an investor may purchase shares of the New Fund with liquid securities and other assets that are eligible for purchase by the New Fund (consistent with the New Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the New Fund’s valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the New Fund. Assets purchased by the New Fund in such a transaction will be valued in accordance with procedures adopted by the New Fund. The New Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

The following table presents the investment minimums for New Funds. UMT reserves the right to waive investment minimums. Each Fund may accept initial investments of smaller amounts in its sole discretion. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account.

	New Funds
Minimum Investments (By Share Class)	Initial Investment	Subsequent Investments
Institutional Class	$100,000	None.
Class A	$1,000	None.
Class C	$1,000	None.
Ultra Shares	$20,000,000	None.

Retirement Plans

If you own shares of a New Fund through an individual retirement account (“IRA”), you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Certain transactions within a IRA account, including shares redeemed to return an excess contribution, retirement plan or IRA transfers or hardship withdrawals, IRS re-characterizations and conversions, and account closures, may be subject to a $25.

Shareholder Statements and Householding.

The Transfer Agent maintains an account for each shareholder and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur. Account statements may be obtained by calling the New Funds at 1-877-FUND-WHG (1-877-386-3944) on the days the Fund is open for business. Other account statement requests may be subject to a $25 retrieval fee.

By Automatic Investment Plan (via ACH)

You may not open an account via ACH.  However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the New Funds. These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $100 per New Fund. To cancel or change a plan, write to the New Funds at: Westwood Funds, P.O. Box 46707. Cincinnati, Ohio 45246-0707. Please allow up to 15 days to create the plan and 3 days to cancel or change it.

Fund Codes

The reference information listed below will be helpful to you when you contact the New Funds to purchase or exchange Institutional Shares, check a New Fund’s daily NAV or obtain additional information.

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Fund Name	Class	Ticker Symbol	CUSIP
Westwood Quality Value Fund	Institutional	WHGLX	90386K100
Westwood Quality Value Fund	A Class	WWLAX	90386H339
Westwood Quality Value Fund	C Class	WWLCX	90386H263
Westwood Total Return Fund	Institutional	WLVIX	90386K209
Westwood Total Return Fund	A Class	WWTAX	90386H321
Westwood Total Return Fund	C Class	WTOCX	90386H255
Westwood Quality SMidCap Fund	Institutional	WHGMX	90386K308
Westwood Quality SMidCap Fund	Ultra	WWSMX	90386H198
Westwood Quality SmallCap Fund	Institutional	WHGSX	90386K407
Westwood Quality SmallCap Fund	A Class	WHGAX	90386H313
Westwood Quality SmallCap Fund	C Class	WHGCX	90386H248
Westwood Quality SmallCap Fund	Ultra	WWSYX	90386H180
Westwood Income Opportunity Fund	Institutional	WHGIX	90386K506
Westwood Income Opportunity Fund	A Class	WWIAX	90386H297
Westwood Income Opportunity Fund	C Class	WWICX	90386H230
Westwood High Income Fund	Institutional	WHGHX	90386K605
Westwood High Income Fund	A Class	WSDAX	90386H289
Westwood High Income Fund	C Class	WWHCX	90386H222
Westwood Alternative Income Fund	Institutional	WMNIX	90386K704
Westwood Alternative Income Fund	A Class	WMNAX	90386H271
Westwood Alternative Income Fund	C Class	WWACX	90386H214
Westwood Alternative Income Fund	Ultra	WMNUX	90386H172

How to Sell Your Fund Shares

If you own your shares directly, you may redeem your shares on any Business Day by contacting the New Funds directly by mail or telephone at 1-877-FUND-WHG (1-877-386-3944).

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the New Funds.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the New Funds in writing.

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with that New Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The New Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

The sale price will be the NAV per share next determined after the New Funds receive your request in proper form.

By Mail

To redeem shares by mail, please send a letter to the New Funds signed by all registered parties on the account specifying:

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• The Fund name
• The share class
• The account number
• The dollar amount or number of shares you wish to redeem
• The account name(s); and
• The address to which redemption (sale) proceeds should be sent

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Regular Mail Address	Express Mail Address

Westwood Funds	Westwood Funds
P.O. Box 541150	c/o Ultimus Fund Solutions, LLC
Omaha, NE 68154	4221 N. 203rd Street, Suite 100
Elkhorn, NE 68022

The New Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Transfer Agent. The share price used to fill the sell order is the next price calculated by a New Fund after the Transfer Agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire or ACH redemption privileges) by completing the appropriate sections of the account application. Call 1-877-FUND-WHG (1-877-386-3944) to redeem your shares. Based on your instructions, a New Fund will mail your proceeds to you, or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan (via ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH).  To participate in this service, you must complete the appropriate sections of the account application and mail it to the New Funds.

Receiving Your Money

The length of time each New Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. Each New Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

•	For payment by check, each New Fund typically expects to mail the check within one (1) to three (3) business days; and
•	For payment by wire or ACH, each New Fund typically expects to process the payment within one (1) to three (3) business days.

Payment of redemption proceeds may take longer than the time a New Fund typically expects and may take up to 7 calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the New Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account

Redemptions In Kind

The New Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of a New Fund’s remaining shareholders, a New Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The New Funds will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The New Funds reserve the right to waive the minimum account value requirement in their sole discretion. If your Westwood Alternative Income Fund Shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

The New Funds reserve the right to determine which potential investors qualify as eligible investors for Institutional Shares of the New Funds. Institutional Shares of a New Fund held by a non-eligible investor are subject to involuntary redemption by the New Fund.

Suspension of Your Right to Sell Your Shares

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The New Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the New Funds’ SAI.

How to Exchange Fund Shares

At no charge, you may exchange between like share classes or different share classes of any Westwood Fund in UMT (the “Westwood Funds complex”), where offered, by writing to or calling the New Fund. Exchanges are subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). An exchange between share classes of the same Westwood Fund is not a taxable event. Unless you are investing through a tax-deferred arrangement, an exchange between share classes of different funds in the Westwood Funds complex is a taxable event, and you may recognize a gain or loss for tax purposes.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The New Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the New Funds. For more information about the New Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures.”

Automatic Conversion of C Class Shares to A Class Shares

C Class Shares automatically convert to A Class Shares in the same New Fund after 10 years, provided that the New Fund or the financial intermediary through which the shareholder purchased the C Class Shares has records verifying that the C Class Shares have been held for at least 10 years. Due to operational limitations at your financial intermediary, your ability to have your C Class Shares automatically converted to A Class Shares may be limited. (For example, automatic conversion of C Class Shares to A Class Shares will not apply to shares held through group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging. Such C Class Shares would not satisfy the conditions for the automatic conversion.) Please consult your financial representative for more information. The automatic conversion of C Class Shares to A Class Shares would occur on the basis of the relative NAVs of the two classes without the imposition of any sales charges or other charges. C Class Shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to A Class Shares on a pro rata basis with the C Class Shares. For purposes of calculating the time period remaining on the conversion of C Class Shares to A Class Shares, C Class Shares received on exchange retain their original purchase date. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the conversion of C Class Shares to A Class Shares in the same New Fund. The original purchase date of C Class Shares of a predecessor Existing Fund will be used to calculate the conversion of C Class Shares to A Class Shares.

Telephone Transactions

Purchasing, selling and exchanging New Fund shares over the telephone is extremely convenient, but not without risk. Although the New Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the New Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the New Funds over the telephone, you will generally bear the risk of any loss.

Sales Charges

Front-End Sales Charges – A Class Shares

The offering price of A Class Shares is the next calculated NAV after the New Funds receive your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

For the Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund and Westwood Alternative Income Fund, the sales charges below apply.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	3.00%	3.09%	3.00%
$50,000 but less than $100,000	2.00%	2.04%	2.00%
$100,000 but less than $250,000	1.00%	1.01%	1.00%
$250,000 and over[1]	None	None	None
1	Purchases of A Class Shares of a Fund or its respective predecessor Existing Fund purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months of purchase. See “Contingent Deferred Sales Charges” below for more information.

For the Westwood Quality SmallCap Fund, the sales charges below apply.

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If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	4.00%	4.17%	4.00%
$50,000 but less than $100,000	3.50%	3.63%	3.50%
$100,000 but less than $250,000	2.25%	2.30%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 and over[1]	None	None	None
1	A Class Shares purchases of $1,000,000 or more made on or after August 4, 2020, may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. See “Contingent Deferred Sales Charges” below for more information.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, New Fund shares owned by your family members, and holdings in accounts at other brokers or financial intermediaries. The New Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding New Fund shares held at all financial intermediaries by you and members of your family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. Your financial intermediary may not offer any or all of the waivers or discounts discussed below, in which case you would be required to purchase A Class Shares directly from a New Fund or through another intermediary in order to receive the desired waiver or discount.  Investors investing in a New Fund through an intermediary should consult "Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries" below, and Appendix C - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Waiver of Front-End Sales Charge – A Class Shares

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on A Class Shares purchased:

•	Through reinvestment of dividends and distributions;
•	Through an account advised or sub-advised by the Adviser or its affiliates;
•	By persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of A Class Shares”);
•	By employees, officers and directors, and members of their family, of the Adviser and its affiliates;
•	By persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs as long as the plan was previously invested in one or more Westwood Funds;
•	By investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
•	Through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge;
•	Purchases by registered representatives and other employees of certain financial intermediaries (and their family members) having selling agreements with the Adviser or distributor; and
•	Certain other investors as deemed appropriate by the Adviser.

 You should inquire with your financial intermediary regarding whether a waiver of front-end sales charge is applicable to you.

Repurchase of A Class Shares

You may repurchase any amount of A Class Shares of any New Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Class Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, a New Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your A Class Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the A Class Shares you already own to the amount that you are currently purchasing. The New Funds will combine the value of your current purchases with the current value of any A Class Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may

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also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the Transfer Agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding New Fund shares held by you or related accounts at the New Funds or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The New Funds may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase A Class Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Class Shares of a New Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The New Fund will only consider the value of A Class Shares sold subject to a sales charge. As a result, shares of the A Class Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of A Class Shares based on shares you intend to purchase over the 13-month period, you must send the New Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the New Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of A Class Shares at the end of the 13-month period, the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a New Fund will combine same-day purchases of A Class Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to A Class Shares you purchase with a Letter of Intent.

Contingent Deferred Sales Charges – A Class

You will not pay a front-end sales charge if you purchase $250,000 or more of A Class Shares of the Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund and Westwood Alternative Income Fund, or if you purchase $1,000,000 or more of A Class Shares of the Westwood Quality SmallCap Fund. However, A Class Shares purchases of $250,000 or more of the Westwood Income Opportunity Fund or its predecessor Existing Fund made on or after September 3, 2019, A Class Shares purchases of $250,000 or more of the Westwood Quality Value Fund and Westwood High Income Fund or their respective predecessor Existing Funds made on or after March 1, 2020, A Class Shares purchases of $250,000 or more of the Westwood Total Return Fund and Westwood Alternative Income Fund and their respective predecessor Existing Funds, and A Class Shares purchases of $1,000,000 or more of the Westwood Quality SmallCap Fund or its predecessor Existing Fund made on or after August 4, 2020, may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of A Class Shares of one fund for A Class Shares of another fund in the Westwood Funds complex.

In addition, the CDSC may be waived under the following circumstances:

•	in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the A Class Shares being redeemed;
•	in the event of the death of the shareholder (including a registered joint owner); and
•	redemptions of A Class Shares where the New Funds' distributor did not pay a sales commission when such shares were purchased.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries – A Class

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a New Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges). Such intermediary-specific sales charge variations are described in Appendix C to this Combined Proxy Statement/Prospectus, entitled “Intermediary-Specific Sales Charge Discounts and Waivers.” Appendix C is incorporated herein by reference and, therefore, is legally a part of this Combined Proxy Statement/Prospectus.

In all instances, it is the purchaser’s responsibility to notify a New Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available

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through a particular intermediary, shareholders will have to purchase New Fund shares directly from a New Fund or through another intermediary to receive such waivers or discounts.

General Information about Sales Charges – A Class

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. The New Funds’ distributor may pay dealers up to 1.00% on investments of $250,000 or more in A Class Shares of the Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund and Westwood Alternative Income Fund, and up to 1.00% on investments of $1,000,000 or more in A Class Shares of the Westwood Quality SmallCap Fund. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The New Funds’ distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the New Funds’ distributor from any sales charge it receives or from any other source available to it. Under any such program, the New Funds’ distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the New Funds’ sales charges may be obtained free of charge by calling toll-free 1-877-FUND-WHG (1-877-386-3944).

Contingent Deferred Sales Charges – C Class

You will not pay a front-end sales charge if you purchase C Class Shares. However, you may pay a CDSC of 1.00% on any C Class Shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a New Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of C Class Shares of one fund for C Class Shares of another fund in the Westwood Funds complex.

In addition, the CDSC may be waived under the following circumstances:

•	in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the C Class Shares being redeemed;
•	in the event of the death of the shareholder (including a registered joint owner); and
•	redemptions of C Class Shares where the New Funds' distributor did not pay a sales commission when such shares were purchased.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries – C Class

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a New Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges). Such intermediary-specific sales charge variations are described in Appendix C to this Combined Proxy Statement/Prospectus, entitled “Intermediary-Specific Sales Charge Discounts and Waivers.” Appendix C is incorporated herein by reference and, therefore, is legally a part of this Combined Proxy Statement/Prospectus.

In all instances, it is the purchaser’s responsibility to notify a New Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase New Fund shares directly from a New Fund or through another intermediary to receive such waivers or discounts.

General Information about Sales Charges – C Class

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. The New Funds' distributor may pay dealers up to 1.00% on investments in C Class Shares.

The New Funds’ distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the New Funds’ distributor from any sales charge it receives or from any other source available to it. Under any such program, the New Funds’ distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the New Funds’ sales charges may be obtained free of charge by calling toll-free 1-877-FUND-WHG (1-877-386-3944).

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Payments to Financial Intermediaries

The New Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the New Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the New Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the SAI.

Distribution Plan

The New Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for A Class Shares that allows the New Funds to pay distribution and/or service fees for the sale and distribution of New Fund shares, and for services provided to shareholders. Because these fees are paid out of a New Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 Fee for A Class Shares of a New Fund is 0.25%. A financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $250,000 or more of the Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund and Westwood Total Return Fund, or a purchase of A Class Shares of $1,000,000 or more of the Westwood Quality SmallCap Fund, will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

The New Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for C Class Shares that allows the New Funds to pay distribution and/or service fees for the sale and distribution of New Fund shares, and for services provided to shareholders. Because these fees are paid out of a New Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 Fee for C Class Shares of a New Fund is 1.00%. A financial intermediary that receives a 1.00% upfront commission on a purchase of C Class Shares will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

Administrative Services Plan

The New Funds, Westwood Quality SMidCap Fund and the Westwood Quality SmallCap Fund, have adopted an Administrative Services Plan that provides that the New Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the New Funds’ Institutional Shares.

The Westwood High Income Fund has adopted a Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.19% based on the average daily net assets of the New Fund's Institutional Shares.

The Westwood Alternative Income Fund has adopted a Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the New Fund’s Institutional Shares.

The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Other Payments by the Funds

The New Funds may enter into agreements with financial intermediaries pursuant to which the New Funds may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of New Fund shareholders serviced by a financial intermediary, or (2) the number of New Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, shareholder services fees the New Funds may pay to financial intermediaries pursuant to the New Funds’ shareholder servicing plan.

Payments by the Adviser

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the New Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the New Funds. A financial intermediary may provide these services with respect to New Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the New Funds available to their customers or registered representatives, including providing the New Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the New Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

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The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of New Fund shares, the amount of New Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a New Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of New Fund shares or the provision of services to New Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming Shares of the New Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

B.                  Other Policies

Excessive Trading Policies and Procedures

The New Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the New Funds may present risks to the New Funds’ long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the New Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of New Fund investments, requiring the New Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the New Funds may invest in foreign securities traded primarily on markets that close prior to the time a New Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of New Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a New Fund takes place after the close of the primary foreign market, but before the time that the New Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a New Fund’s shares if the prices of the New Fund’s foreign securities do not reflect their fair values. Although each New Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, New Funds that invest in micro-, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the New Funds’ shares may have a greater impact on the market prices of these types of securities.

The New Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the New Funds’ policies and procedures described in this Combined Proxy Statement/Prospectus. and approved by the Board. For purposes of applying these policies, the New Funds’ service providers may consider the trading history of accounts under common ownership or control.

When monitoring shareholder purchases and redemptions, the New Funds do not apply a quantitative definition to frequent trading. Instead the New Funds uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. In addition, a redemption fee of 1.00% of the value of the shares sold will be imposed on shares of the Westwood Alternative Income Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions discussed below in “Redemption Fees”). The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The New Funds may also modify any terms or conditions of purchases of New Fund shares or withdraw all or any part of the offering made by this Combined Proxy Statement/Prospectus. .

The New Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the New Funds’ long-term shareholders. The New Funds do not knowingly accommodate frequent purchases and redemptions by New Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the New Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the New Funds for their customers through which transactions are placed. The New Funds may enter into “information sharing agreements” with these financial intermediaries, which permit the New Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the New Funds. If the New Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the New Funds, the New Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the New Funds or their service providers determine that the trading activity of any customer may be detrimental to the New Funds,

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they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the New Funds by that customer. If the New Funds are not satisfied that the intermediary has taken appropriate action, the New Funds may terminate the intermediary’s ability to transact in New Fund shares. When information regarding transactions in the New Funds’ shares is requested by the New Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), financial intermediaries with whom the New Funds have an information sharing agreement are generally obligated to obtain transaction information from the indirect intermediary or, if directed by the New Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the New Funds on behalf of other persons.

The New Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the New Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the New Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Redemption Fee (Westwood Alternative Income Fund)

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the New Fund, Westwood Alternative Income Fund, charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from the New Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long Shares of the New Fund have been held, the New Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to New Fund shares purchased either directly from the New Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the New Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The New Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the New Fund. However, the New Fund recognizes that due to operational and systems limitations, intermediaries’ methods for tracking and calculating the fee may be inadequate or differ in some respects from the New Fund’s. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the New Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary’s customers.

The New Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the New Fund, including with respect to certain categories of redemptions that the New Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the New Funds will ask your name, address, date of birth, and other information that will allow the New Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The New Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the New Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the New Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The New Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the New Funds. Further, the New Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on New Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the New Funds’ overall obligation to deter money laundering under federal law. The New Funds have adopted an anti-money

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laundering compliance program designed to prevent the New Funds from being used for money laundering or the financing of illegal activities. In this regard, the New Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the New Funds or in cases when the New Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the New Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable New Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the New Funds (if shares are held directly with the New Funds) or to the shareholder's financial intermediary (if shares are not held directly with the New Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-877-FUND-WHG (1-877-386-3944).

C.                 Dividends and Distributions

The New Funds, Westwood Quality Value Fund, Westwood Quality SMidCap Fund and Westwood Quality SmallCap Fund, distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually.

The New Funds, Westwood Total Return Fund, Westwood Income Opportunity Fund and Westwood Alternative Income Fund, distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually.

The New Fund, Westwood High Income Fund, distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually.

If you own New Fund shares on a New Fund’s record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional New Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the New Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the New Funds receive your written notice. To cancel your election, simply send the New Funds written notice.

D.                 Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The following is a summary of the U.S. federal income tax consequences of investing in the New Funds. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each New Fund intends to qualify each year for treatment as a regulated investment company for U.S. federal income taxes under Subchapter M of the Code (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a New Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

In order to for the New Funds to qualify for taxation as a RIC, each New Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI.

Certain investments of a New Fund may not generate qualifying income if made directly by such New Fund. For example, certain New Funds intend to invest in royalty trusts. Depending on the U.S. federal income tax classification of these royalty trusts in which a New Fund invests, securities issued by certain royalty trusts (such as royalty trusts which are grantor trusts for U.S. federal income tax purposes) may not produce qualifying income for purposes of the requirements to be treated as a RIC under the Code. Additionally, a New Fund may be deemed to directly own the assets of each royalty trust, and would need to look to such assets when determining its compliance with the diversification requirements under the Code. Certain Canadian royalty trusts may be treated as corporations for U.S. federal income tax purposes and distributions from such may be qualifying income when received by a New Fund. Each New Fund will monitor its investments in royalty trusts with the objective of maintaining its continued qualification as a RIC under the Code.

The New Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the New Funds, may be subject to federal, state, and

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local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the New Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the New Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year. Certain New Funds' investment strategies may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of New Fund shares may be a taxable event. For tax purposes, an exchange of your New Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss on the sale of New Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of New Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the New Fund shares. All or a portion of any loss realized upon a taxable disposition of New Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The New Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to New Fund shareholders cost basis information for New Fund shares. In addition to reporting the gross proceeds from the sale of New Fund shares, a New Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of New Fund shares, a New Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a New Fund will use the average cost basis method as the default cost basis method. The cost basis method elected by New Fund shareholders (or the cost basis method applied by default) for each sale of New Fund shares may not be changed after the settlement date of each such sale of New Fund shares.New Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Certain New Funds may invest in MLPs taxed as partnerships. Due to a variety of factors, including significant non-cash deductions such as depreciation and depletion, MLPs have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to such limited partners or members. These excess cash distributions would not be treated as income to a New Fund but rather would be treated as a return of capital to the extent of the New Fund’s basis in the MLP. As a consequence, a New Fund may make distributions that exceed its earnings and profits, which would be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in New Fund shares and result in a higher capital gain or lower capital loss when the New Fund shares are sold. After a shareholder’s basis in New Fund shares has been reduced to zero, distributions in excess of earnings and profits in respect of those New Fund shares will be treated as gain from the sale of the Fund shares.

“Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. "Qualified publicly traded partnership income" is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a New Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable a New Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

MLPs and other partnerships that the New Funds may invest in will deliver Schedules K-1 to the New Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a New Fund issues its tax reporting statements. As a result, a New Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099 tax reporting statement and, accordingly, send you a corrected Form 1099.

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Certain New Funds may invest in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a New Fund to its shareholders that are attributable to qualified REIT dividends received by the New Fund and which the New Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A new Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a New Fund invests often do not provide complete and final tax information to the New Fund until after the time that the New Fund issues a tax reporting statement. As a result, a New Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a New Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

To the extent a New Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the New Fund receives from sources in foreign countries. If more than 50% of the total assets of a New Fund consists of foreign securities, such New Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the New Fund, subject to certain limitations. If a New Fund makes the election, the New Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the New Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

More information about taxes is in the SAI.

E.                  Additional Information

UMT enters into contractual arrangements with various parties, including, among others, the New Funds’ investment adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the New Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of UMT.

This Combined Proxy Statement/Prospectus and the SAI provide information concerning UMT and the New Funds that you should consider in determining whether to purchase Shares of the New Funds. The New Funds may make changes to this information from time to time. Neither this Combined Proxy Statement/Prospectus, the SAI or any document filed as an exhibit to UMT’s registration statement, is intended to, nor does it, give rise to an agreement or contract between UMT or the New Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

VI.	INFORMATION RELATED TO THE REORGANIZATIONS

The Plan sets forth the terms by which each Existing Fund will be reorganized into the corresponding New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganizations.

A.                 Summary of the Proposed Reorganizations

The Plan provides that upon the transfer of all of the assets and all of the liabilities of each Existing Fund to the corresponding New Fund on the closing date of the Reorganization (“Closing Date”), each New Fund will issue to the corresponding Existing Fund that number of full and fractional Institutional, A Class, C Class or Ultra Shares, as applicable, having an aggregate NAV equal in value to the aggregate NAV of the corresponding Existing Fund’s Institutional, A Class, C Class or Ultra Shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to shareholders of the applicable class of the New Fund in proportion to their holdings of such shares in the corresponding Existing Fund, in liquidation of each Existing Fund. Existing Fund shareholders will receive shares of the corresponding New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganizations, each shareholder of an Existing Fund will own that number of full and fractional Institutional, A Class, C Class or Ultra Shares of the corresponding New Fund having an aggregate NAV equal to the aggregate NAV of such

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shareholder’s Institutional, A Class, C Class or Ultra Shares, as applicable, held in the corresponding Existing Fund as of the Valuation Date. Such shares will be held in an account with the applicable New Fund identical in all material respects to the account currently maintained by the corresponding Existing Fund for such shareholder.

Until the Valuation Date, shareholders of the Existing Funds will continue to be able to redeem their shares as stated in the Existing Funds’ prospectuses, dated March 1, 2021. Redemption and purchase requests received by the Existing Funds’ transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the applicable New Fund. After the Reorganizations, all of the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

The Reorganizations are subject to a number of conditions, including, without limitation, the receipt of a legal opinion from Kilpatrick Townsend, counsel to the New Funds, addressed to the New Funds and the Existing Funds. The opinion will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganizations will be on or about November 1, 2021, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.                  Description of the New Fund Shares

The New Fund shares issued to each Existing Fund’s shareholders in connection with the Reorganizations will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund’s shares may be sold and redeemed based upon the NAV of the applicable New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s prospectus.

C.                 Reasons for the Reorganizations Considered by the Existing Funds Board

The Existing Funds Board, including a majority of the Independent Trustees, has determined that the interests of each Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganizations and that the proposed Reorganizations are in the best interests of each of the Existing Funds’ shareholders.

The reasons for the Reorganizations are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

D.                 Federal Income Tax Consequences

Each of the Reorganizations is intended to be a tax-free reorganization for U.S. federal income tax purposes. Kilpatrick Townsend, counsel to the New Funds, has been asked to deliver to the New Funds and the Existing Funds an opinion, and the closing of the Reorganizations will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes with respect to each Reorganization:

  The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
  Under Sections 361 and 357 of the Code, the Existing Fund will not recognize gain or loss upon (i) the transfer of all its assets to the New Fund solely in exchange for New Fund shares and the assumption by the New Fund of liabilities of the Existing Fund and (ii) the distribution of the New Fund shares by the Existing Fund to its shareholders in liquidation;
  Under Section 1032 of the Code, the New Fund will not recognize gain or loss upon receipt of the assets of the Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all liabilities and obligations of the Existing Fund;
  Under Section 361(c)(1) of the Code, no gain or loss will be recognized by the Existing Fund upon the distribution of the New Fund shares by the Existing Fund to its shareholders in complete liquidation (in pursuance of the Plan) of the Existing Fund;
  Under Section 362(b) of the Code, the New Fund’s tax basis in the assets of the Existing Fund transferred to the New Fund will be the same as the Existing Fund’s tax basis of such assets immediately prior to the transfer;
  Under Section 1223(2) of the Code, the New Fund’s holding periods for the assets received from the Existing Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Existing Fund;
  Under Section 354 of the Code, the Existing Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Existing Fund for the New Fund shares (including fractional shares to which they may be entitled);
  Under Section 358 of the Code, the aggregate tax basis of New Fund shares (including fractional shares to which they may be entitled) received by a shareholder of the Existing Fund will be the same as the aggregate tax basis of the Existing Fund’s shares exchanged therefor;
  Under Section 1223(1) of the Code, an Existing Fund shareholder’s holding period for the New Fund shares (including fractional shares to which they may be entitled) received will be determined by including the shareholder’s holding period for the Existing Fund shares exchanged therefor, provided the shareholder held such Existing Fund shares as capital assets on the date of the exchange;
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  The New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and
  The Reorganization will not terminate the taxable year of the Existing Fund. The part of the taxable year of the Existing Fund before the Closing Date and the part of the taxable year of the New Fund after the Closing Date will constitute a single taxable year of the New Fund.

Although the Existing Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, the Existing Funds and the New Funds have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganizations. The Kilpatrick Townsend opinion will be based on certain factual certifications made by officers of the Trust and UMT and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganizations will be as described above. There is no assurance that the IRS or a court would agree with Kilpatrick Townsend. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganizations were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of an Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in the shareholder’s Existing Fund shares and the fair market value of the shares of the corresponding New Fund the shareholder received in the applicable Reorganization.

The tax attributes, including capital loss carryovers, of each Existing Fund move to the corresponding New Fund in the Reorganizations. The ability of a New Fund to carry forward capital losses (if any) of the corresponding Existing Fund and use such losses to offset future gains will not be limited as a direct result of the applicable Reorganization.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.                  Reasons for the Reorganization and Board Deliberations

In late 2020, Westwood conducted a thorough review of its long-term growth plans for its business, including its role as the investment adviser to the Existing Funds. As part of this review, Westwood, with the assistance of an independent consultant, conducted a comprehensive evaluation of the various services offered to mutual funds available in the marketplace, such as fund administration and accounting, transfer agency, custody, and distribution services. After analysis of the results, Westwood made a recommendation to the Existing Funds Board to approve the Reorganizations based on Westwood’s belief that the Reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses. Westwood’s recommendation was also based on its view that the Existing Funds and the New Funds would provide shareholders with continuity in the management of the strategy and that the New Funds would be offered with similar expenses and without a reduction in the quality of services provided to the shareholders.

The Existing Funds Board, including a majority of the Independent Trustees, as considered the Reorganizations at the Existing Funds Board Meeting. In approving the Reorganization for each Existing Fund, the Existing Funds Board determined that: (i) participation in the Reorganization was in the best interest of the Existing Fund and their shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the respective Reorganization.

In making these determinations, the Existing Funds Board reviewed and considered information provided to them in advance of the Existing Funds Board Meeting to assist them in evaluating the Reorganizations, such as information relating to: the terms of the Plan; the investment objective, strategies, risks and policies of each New Fund, and how those investment objectives, strategies, risks and policies compared to its corresponding Existing Fund; each New Fund’s fee structure, as compared to the applicable Existing Fund’s fee structure; the New Funds’ service providers; the fact that Westwood would continue to serve as investment adviser to each of the New Funds; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that Westwood would pay all such costs; and the recommendations of Westwood, among other relevant information. The Existing Funds Board also received a presentations from Westwood, and Westwood responded to questions raised by the Board.

In their deliberations, the Trustees did not identify any particular factor or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and individual Trustees may have attributed different weights to various factors. Although not meant to be all-inclusive, the following were the material factors considered by the Existing Funds Board in making its determination:

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•	each New Fund and the corresponding Existing Fund have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and principal risks;
•	Westwood, the investment adviser to each of the Existing Funds, would continue to serve as the investment adviser to each of the New Funds and the expectation that the existing portfolio managers of each of the Existing Funds will continue to manage the applicable New Fund, providing continuity of management, which, according to Westwood’s representations to the Existing Funds Board, shareholders desire;
•	the current management fee rate for each New Fund is the same as the management fee rate of the corresponding Existing Fund, and the total expenses of each of the New Funds are expected to be no greater than the total expenses of the applicable Existing Fund;
•	Westwood has agreed to contractually limit the New Funds’ total operating expenses for all classes of Shares so that, on a net basis, such expenses are expected to be no greater than the Existing Funds’ current operating expenses after waivers until March 1, 2024 following the closing of the Reorganization, although the Existing Funds Board noted that total operating expenses could increase after that date if the expense limitation agreements for the New Funds are not renewed by Westwood;
•	Westwood’s representation that the Reorganization is not expected to result in diminution in the level or quality of services the Existing Funds shareholders currently receive;
•	the reasonableness of the terms and conditions in the Plan;
•	the Reorganizations are intended to be tax-free for U.S. federal income tax purposes for each Existing Fund and its shareholders (see “Federal Income Tax Consequences”);
•	the Reorganizations are intended to allow each New Fund to assume any capital loss carryforwards of the corresponding Existing Fund;
•	that Westwood will waive any contractual right it may have to recoup any fees waived or to seek reimbursement for expenses paid with respect to the Existing Funds before the Reorganizations occur;
•	that Westwood, not the Existing Funds or the New Funds, would pay all costs associated with the Reorganizations; and
•	that the Reorganizations would not result in the dilution of an Existing Fund’s shareholders’ interests.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Existing Funds Board, the Existing Funds Board concluded that the terms of the Plan were reasonable, and that each Reorganization was in the best interests of the respective Existing Fund and its shareholders. Therefore, the Existing Funds Board determined to approve the Reorganizations and directed that the Plan be submitted to shareholders of the Existing Funds for approval.

Based on the recommendation and request of Westwood, the Existing Funds Board has called the Special Meeting to ask shareholders of each Existing Fund to consider and vote on the proposed Reorganization for the respective Existing Fund.

F.                  The Proposed Plan and Resulting Reorganizations

If the Existing Funds’ shareholders approve the Plan and Reorganizations, and all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur on or about November 1, 2021, or such other date as is agreed to by the parties, provided that the Existing Funds have obtained prior to that time an opinion of Kilpatrick Townsend concerning the tax consequences of the Reorganizations as set forth in the Plan. The Plan may be terminated, and the Reorganizations abandoned: (i) by either the Existing Funds or the New Funds, if the other party, or Westwood materially breaches certain provisions of the Plan; (ii) by either the Existing Funds or the New Funds, if certain conditions are not met of the Plan; (iii) by either the Existing Funds or the New Funds, if a government order prohibits the closing of the Reorganizations; or (iv) by the mutual consent of the Existing Funds and the New Funds. Further, if the Reorganizations have not been substantially completed by the first anniversary of the Plan, the Plan shall automatically terminate unless a later date is agreed to in writing by both the Existing Funds and the New Funds.

If shareholders of Each Existing Fund approve the Plan and the Reorganization, and certain closing conditions are met, the Reorganizations are expected to take place as follows:

  each Existing Fund will transfer all its assets and liabilities to the applicable New Fund;
  each New Fund will issue Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares, as applicable, to the applicable Existing Fund, which will distribute those Institutional Shares, C Class Shares, A Class Shares, and Ultra Shares pro rata to its shareholders, as applicable;
  Institutional class shareholders of an Existing Fund will become Institutional class shareholders of the corresponding New Fund, C Class shareholders of an Existing Fund will become C Class shareholders of the corresponding New Fund, A Class shareholders of an Existing Fund will become A Class shareholders of the corresponding New Fund, and Ultra class shareholders of an Existing Fund will become Ultra class shareholders of the corresponding New Fund;
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  Shares of a New Fund received by shareholders of an Existing Fund at the time of the applicable Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and
  the Existing Funds will be liquidated.

Under the terms of the Plan, Westwood has agreed to pay all of the expenses related to the Reorganizations. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganizations. The expenses of the Reorganizations are expected to be approximately $471,000. The expenses of the Reorganizations include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Prospectus; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the Special Meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Funds following the Reorganizations. In addition to solicitations by mail, certain officers and agents of the Existing Funds and Westwood also may solicit proxies, without special compensation, by telephone.

If shareholders of any of the Existing Funds do not approve the Reorganization, then it is expected that the Existing Funds Board may take any further action as it deems to be in the best interests of the Existing Funds and their shareholders.

G.                 Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Funds versus the rights of shareholders of the New Funds.

Governing Law. The Existing Funds are organized as diversified separate series of The Advisors’ Inner Circle Fund (the “Trust”). The New Funds will be organized as diversified separate series of Ultimus Managers Trust (“UMT”). The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) and UMT is organized as an Ohio business trust (collectively referred to as the “Trusts”).

Because the Trusts are organized under different state law, the state laws governing the Existing Funds and the New Funds will be different. The Existing Funds and the New Funds are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Funds and the New Funds are each governed by their respective trust instruments (“Declarations of Trust”) and By-Laws (together with the Declarations of Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trust’s Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of the Trust may be removed at any time by the action of a majority of the remaining Trustees or by a vote of shareholders owning at least a majority of the shares entitled to vote of the Trust. Any Trustee of UMT may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of UMT.

Trustee Liability and Indemnification. Under Ohio law, trustees of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. Massachusetts law does not include an express provision limiting the liability of the trustees of a Massachusetts business trust, and the Trustees of the Trust could potentially be held personally liable for the obligations of the Trust. The Trust’s Declaration of Trust, however, generally provides that no Trustee of the Trust shall be subject to any personal liability in connection with the assets or affairs of a series of the Trust. Neither Declaration of Trust protects Trustees from any liability that they may incur as a result of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Massachusetts and Ohio law and the Declarations of Trust, neither the Trust nor UMT are required to hold annual meetings of shareholders. UMT’s Declaration of Trust provides that UMT’s Board of Trustees will determine whether and when shareholder meetings will be held. The Trust’s By-Laws provide that special meetings of shareholders may be called by the Trustees or by the president. Under the Governing Documents of the Trust, a special meeting of the shareholders may be called by shareholders holding not less than 10% of the then outstanding shares of the Trust, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. Under the Governing Documents of UMT, a special meeting of the shareholders may be called by shareholders holding not less than 25% of the then outstanding shares of UMT, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. UMT’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. The Trust’s Declaration of Trust states that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class, and any lesser number shall be sufficient for adjournments.

UMT’s Declaration of Trust state that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote for (i) the election of Trustees, (ii) any contract to which shareholder approval is required by the 1940 Act, (iii) any reorganization of UMT, (iv) certain amendments of UMT’s Declaration of Trust, and (v) such additional matters required by law, UMT’s Governing Documents, or as the Trustees may consider desirable.

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Trust shareholders have the right to vote only (i) for the election or removal of Trustees; (ii) with respect to any investment adviser as provided in the Trust’s Declaration of Trust; (iii) with respect to any termination of the Trust or a series of the Trust to the extent and as provided in the Trust’s Declaration of Trust; (iv) with respect to any amendment of the Trust’s Declaration of Trust to the extent as provided in such Declaration of Trust; (v) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by the Trust’s Declaration of Trust, by the Trust’s By-Laws or by any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust was held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees.

Under Ohio law, shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations.

The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and the Trust and UMT are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability. The Existing Funds are each one of many series of the Trust, while the New Funds will is each be one of many series of UMT. Under Ohio law, the liabilities of a business trust, like UMT, shall extend to the whole of the trust estate held by such trustee or trustees. Accordingly, the New Funds may be liable for the debts and obligations of other series of UMT. However, to reduce the likelihood of the assets of a series in UMT being used to pay the debts and obligations of another series, UMT’s Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series. In addition, the Trustees and officers of UMT intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of UMT by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that UMT will be successful in preventing the assets of one series from being available to creditors of another series. While it is frequently assumed that a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position. The Trust’s Declaration of Trust states that any creditor of any series may look only to the assets of that series to satisfy such creditor’s debt.

Board of Trustees. Each of the Trust and UMT is a series trust with a board of trustees. The composition of the Trust’s Board is different from that of the UMT Board, both in terms of membership and size. The Trust’s Governing Documents provide that the Trust Board shall be composed of between no less than three nor more than fifteen Trustees. UMT’s Governing Documents provides that the number of trustees serving on the UMT Board shall be set by the Board; currently, the UMT Board has set the number of trustees at six.

Inspection Rights. There is no provision in Massachusetts law relating to shareholder inspection rights for a Massachusetts business trust, and the Trust’s Governing Documents do not contemplate such rights. The UMT Declaration of Trust provides that the records of the Trust shall be open to inspection by shareholders to the same extent as is permitted to stockholders of an Ohio corporation under the Ohio General Corporation Law.

Derivative Actions. UMT’s Declaration of Trust states that no shareholder shall have the right to bring or maintain any court action, proceeding, or claim on behalf of UMT or any series or class thereof without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding, or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to UMT or any series or class thereof would otherwise result, or if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. Shareholders of the Trust have the power to vote as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation.

Amendments to Governing Documents. The Trust’s By-Laws may be amended by a majority of the Trustees. The Trust’s Declaration of Trust may be amended by an instrument in writing signed by a majority of the Trustees when authorized to do so by a shareholder vote. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Trust’s Declaration of Trust, however, shall not require authorization by shareholder vote.

UMT’s Declaration of Trust provides broad flexibility as to the manner of amending or restating UMT’s Governing Documents. UMT’s Declaration of Trust may be amended or supplemented by the UMT Board in an instrument in writing signed by a majority of Trustees. UMT’s Declaration of Trust explicitly prohibits any amendment that (1) limits the rights to indemnification or insurance for action or omission of Trustees and officers or (2) would impair the exemption from personal liability of the shareholders, Trustees, officers,

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employees, and agents of UMT or permit assessments upon shareholders (without the express consent of each shareholder or Trustee involved).

For more information, refer to the Existing Funds’ SAI dated March 1, 2021, which is incorporated by reference into this Combined Proxy Statement/Prospectus and the New Funds’ SAI dated August 23, 2021, which is incorporated by reference into this Combined Proxy Statement/Prospectus.

H.                 Capitalization

The following tables show the capitalization of each of the Existing Funds and the New Funds and the pro forma combined capitalization of each of the New Funds on an unaudited basis as of June 30, 2021 as if the Reorganizations had occurred on that date. Prior to the proposed Reorganizations, the New Funds are not expected to have any assets:

	Westwood Alternative Income Fund (Existing Fund)	Westwood Alternative Income Fund (New Fund)	Combined: Westwood Alternative Income Fund (New Fund)
A Class	$110,122	-	$110,122
C Class	$19,839	-	$19,839
Institutional Shares	$47,542,706	-	$47,542,706
Ultra Shares	$106,559,838	-	$106,559,838
	$154,232,505	-	$154,232,505
	Westwood Income Opportunity Fund (Existing Fund)	Westwood Income Opportunity Fund (New Fund)	Combined: Westwood Income Opportunity Fund (New Fund)
A Class	$61,884,847	-	$61,884,847
C Class	$11,349,704	-	$11,349,704
Institutional Shares	$807,360,594	-	$807,360,594
Ultra Shares	-	-	-
	$880,595,145	-	$880,595,145
	Westwood Quality Value Fund (Existing Fund)	Westwood Quality Value Fund (New Fund)	Combined: Westwood Quality Value Fund (New Fund)
A Class	$673,489	-	$673,489
C Class	$207	-	$207
Institutional Shares	$200,414,547	-	$200,414,547
Ultra Shares	-	-	-
	$201,088,243	-	$201,088,243
	Westwood Quality SmallCap Fund (Existing Fund)	Westwood Quality SmallCap Fund (New Fund)	Combined: Westwood Quality SmallCap Fund (New Fund)
A Class	$1,480,501	-	$1,480,501
C Class	$778,272	-	$778,272
Institutional Shares	$621,238,872	-	$621,238,872
Ultra Shares	$442,176,348	-	$442,176,348
	$1,065,673,993	-	$1,065,673,993
	Westwood Quality SMidCap Fund (Existing Fund)	Westwood Quality SMidCap Fund (New Fund)	Westwood Quality SMidCap Fund (New Fund)
A Class	-	-	-
C Class	-	-	-
Institutional Shares	$232,845,644	-	$232,845,644
Ultra Shares	$103,074,259	-	$103,074,259
	$335,919,903	-	$335,919,903
	Westwood Total Return Fund (Existing Fund)	Westwood Total Return Fund (New Fund)	Westwood Total Return Fund (New Fund)
A Class	$4,020	-	$4,020
C Class	$203	-	$203
Institutional Shares	$142,056,894	-	$142,056,894
Ultra Shares	-	-	-
	$142,061,117	-	$142,061,117

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	Westwood High Income Fund (Existing Fund)	Westwood High Income Fund (New Fund)	Westwood High Income Fund (New Fund)
A Class	$1,158,767	-	$1,158,767
C Class	$178	-	$178
Institutional Shares	$85,756,802	-	$85,756,802
Ultra Shares	-	-	-
	$86,756,802	-	$86,756,802

VII.               VOTING INFORMATION

The Existing Funds Board has fixed the close of business on August 20, 2021 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the virtual Special Meeting and at any postponements or adjournments thereof.

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Existing Funds’ shareholders.

Vote Required for each Proposal

Only shareholders of the Existing Funds will vote on the Reorganizations. All shareholders of an Existing Fund will vote together as a single class. Approval of a Reorganization requires the affirmative vote of a majority of all of the outstanding voting securities of the applicable Existing Fund entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. A vote of shareholders of the New Funds is not needed to approve the Reorganization.

How is my proxy being solicited?

The Existing Funds have retained AST Fund Solutions, LLC to assist in the solicitation of proxies, at an estimated cost of $471,000 which will be paid by Westwood. Proxies are expected to be solicited principally by mail but may also be solicited by telephone, facsimile, through the Internet, or other means of communication, including oral communications. Although representatives of the AST Fund Solutions, LLC are permitted to answer questions about the voting process and may read any recommendation set forth in this Combined Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote. Proxies may also be solicited by officers, employees, and agents of Westwood. Such solicitations may be by telephone, through the Internet or otherwise.

Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.

What happens to my proxy once I submit it?

The Board has named Michael Beattie, James Bernstein, Matthew Maher and Eric Griffith, or one or more substitutes designated by them, as proxies who are authorized to vote Existing Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke their proxy at any time prior to its use by filing with the applicable Existing Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting virtually may vote at the Special Meeting as described herein, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Combined Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Combined Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of the Existing Funds is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence of a majority of the aggregate number of outstanding shares of each Existing Fund entitled to vote on the Record Date, in person (virtually) or represented by proxy, constitutes a quorum of that Existing Fund’s shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Existing Funds and applicable law. Solicitation of

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votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstention

If a proxy card is properly executed and returned accompanied by instructions to withhold authority (an abstention), the shares represented thereby will be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but will not be counted as a vote in favor of a Reorganization. Accordingly, abstentions effectively will be a vote against the Reorganization. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the Reorganization, and accordingly would have the same effect as a vote against the Reorganization. However, because the Reorganizations are considered non-routine items under the rules of the New York Stock Exchange and it is not expected that shareholders will be asked to vote on any proposals considered routine under those rules in connection with the Special Meeting, it is not expected that there will be any broker non-votes in connection with the Special Meeting.

Can shareholders submit proposals for a future shareholder meeting?

The Trust is organized as a voluntary association (commonly known as a business trust) under the laws of the Commonwealth of Massachusetts. As such, the Trust is not required to, and does not, hold annual meetings. Nonetheless, the Existing Funds Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Declaration of Trust and By-Laws of the Trust. Shareholders of the Existing Funds who wish to present a proposal for action at a future meeting should submit a written proposal to the Trust for inclusion in a future proxy statement. Submission of a proposal does not necessarily mean that such proposal will be included in the Existing Funds’ proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

Dissenters’ Rights

Shareholders of the Existing Funds have no appraisal or dissenters’ rights.

Share Ownership

Shareholders of record of each Existing Fund as of the Record Date will be entitled to one vote for each share (and a fractional vote for each fractional share) held by such shareholder on the Record Date.  As of the Record Date, the following numbers of Shares of each class of each Existing Fund were issued and outstanding:

Fund Name	Class	Number of Shares Outstanding
Westwood Quality Value Fund	Institutional	[•]
Westwood Quality Value Fund	A Class	[•]
Westwood Quality Value Fund	C Class	[•]
Westwood Total Return Fund	Institutional	[•]
Westwood Total Return Fund	A Class	[•]
Westwood Total Return Fund	C Class	[•]
Westwood Quality SMidCap Fund	Institutional	[•]
Westwood Quality SMidCap Fund	Ultra	[•]
Westwood Quality SmallCap Fund	Institutional	[•]
Westwood Quality SmallCap Fund	A Class	[•]
Westwood Quality SmallCap Fund	C Class	[•]
Westwood Quality SmallCap Fund	Ultra	[•]
Westwood Income Opportunity Fund	Institutional	[•]
Westwood Income Opportunity Fund	A Class	[•]
Westwood Income Opportunity Fund	C Class	[•]
Westwood High Income Fund	Institutional	[•]
Westwood High Income Fund	A Class	[•]
Westwood High Income Fund	C Class	[•]
Westwood Alternative Income Fund	Institutional	[•]
Westwood Alternative Income Fund	A Class	[•]
Westwood Alternative Income Fund	C Class	[•]
Westwood Alternative Income Fund	Ultra	[•]

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Shareholders of record of each Existing Fund who owned five percent or more of the Shares of the Existing Fund as of the Record Date are set forth on Appendix D to this Combined Proxy Statement/Prospectus.

As of the Record Date, the Trustees and officers of each Existing Fund owned less than 1% of the outstanding Shares of the Existing Fund.

In order to help achieve the presence of a quorum at the Special Meeting, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

Voting Authority of the Adviser or its Affiliates

Certain clients of the Adviser or its affiliates (together, “Affiliates”) have delegated proxy voting responsibility pursuant to the terms of their respective separate agreements with the Adviser or its Affiliates. Accordingly, the Adviser or its Affiliates have the authority to vote on behalf of these clients the shares held by the clients in an Existing Fund. The Adviser or its Affiliates will vote any shares of the Funds over which it has voting authority consistent with its respective proxy voting policies and procedures.

Pursuant to their proxy voting policies and procedures, the Adviser and its Affiliates have determined, after reviewing all relevant information, that there are no material conflicts of interest that arise with respect to the Adviser or its Affiliates voting on the Proposals. The Adviser and its Affiliates following careful analysis and consideration, have concluded that the Reorganization is in the best interests of each Existing Fund.

As of the Record Date, the Adviser or its Affiliates possessed voting power for approximately the percentage of shares of each Fund as follows:

Fund	Approximate Share Ownership
Westwood Quality Value Fund
Westwood Total Return Fund
Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund
Westwood Income Opportunity Fund
Westwood High Income Fund
Westwood Alternative Income Fund

[Based on the foregoing voting authority the Adviser or its Affiliates have the ability to control whether the Proposal is approved for each Existing Fund/is approved for [INSERT FUND NAMES].

VIII.            LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of shares of the New Funds will be passed upon by Kilpatrick, Townsend & Stockton LLP.

IX.         EXPERTS

The financial statements of the Existing Funds incorporated into this Combined Proxy Statement/Prospectus by reference from the Existing Funds’ Annual Report on Form N-CSR for the fiscal year ended October 31, 2020 have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Funds will not be in operation until after the Reorganizations, there are currently no financial statements for the New Funds.

X.               INFORMATION FILED WITH THE SEC

Documents that relate to the Existing Funds are available, without charge, by writing to Westwood Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Westwood Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-877-FUND-WHG (1-877-386-3944).

Documents that relate to the New Funds are available, without charge, by writing to Westwood Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-833-637-2025.

The Existing Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Funds and the New Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Funds and the New Funds can be obtained by calling or writing the Existing Funds or New Funds and can also be accessed from the SEC’s website at www.sec.gov.

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PROXY	PROXY

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER: 1234 5678 9101

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Quality Value Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Quality Value Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

131

Westwood Quality Value Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Quality Value Fund into the Westwood Quality Value Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

132

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Total Return Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Total Return Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

133

Westwood Total Return Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Total Return Fund into the Westwood Total Return Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
134

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Quality SMidCap Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Quality SMidCap Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

135

Westwood Quality SMidCap Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Quality SMidCap Fund into the Westwood Quality SMidCap Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
136

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Quality SmallCap Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Quality SmallCap Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

137

Westwood Quality SmallCap Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Quality SmallCap Fund into the Westwood Quality SmallCap Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
138

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Income Opportunity Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Income Opportunity Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

139

Westwood Income Opportunity Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Income Opportunity Fund into the Westwood Income Opportunity Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
140

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood High Income Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood High Income Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

141

Westwood High Income Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood High Income Fund into the Westwood High Income Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
142

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(877) 732-3612 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Westwood Alternative Income Fund

A Series of

The Advisors’ Inner Circle Fund

Proxy for A Special Meeting of Shareholders to be held on October 22, 2021

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of __________, __________ and __________ as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Westwood Alternative Income Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 22, 2021, at 10:00 A.M. Eastern Time (the “Meeting”), or at any adjournment thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon an other business that may properly come before the Meeting and any and all adjournments thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

IF YOU WOULD LIKE TO ATTEND THE VIRTUAL SHAREHOLDER MEETING, please send an email to attendmeeting@astfinancial.com. Please use the email subject line “Westwood Funds” and include in your email your full name, control number located above along with your intent to attend the Meeting. Once received and authenticated you will receive a registration email which will provide the credentials to attend the Virtual Meeting. Requests to attend the Meeting must be received no later than 1:00 p.m. Eastern Time October 21, 2021.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on October 22, 2021. The proxy material for the Meeting is available at: https://vote.proxyonline.com/Westwood/docs/XXXXXXXXXXX.pdf

Questions? If you have any questions about how to vote your proxy or about the Meeting, please call 877-732-3612 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

143

Westwood Alternative Income Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Plan, which provides for the reorganization of the Westwood Alternative Income Fund into the Westwood Alternative Income Fund, a newly created series of Ultimus Managers Trust.	O	O	O

2.	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:
144

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of ____, 2021 (“Agreement”), is by and among (i) the Target Company, as defined below, severally and not jointly on behalf of each Target Fund, as defined below, (ii) the Acquiring Company, as defined below, severally and not jointly on behalf of each respective Acquiring Fund, as defined below, and (iii) for purposes of paragraphs 5.3, 9.5, 9.6, 10.2, 11, 16.5 and 16.6 of this Agreement only, Westwood Management Corp. (“Westwood”), the investment adviser for each Target Fund and proposed investment adviser for each Acquiring Fund. Other than each Target Fund and each respective Acquiring Fund, no other series of either the Target Company or the Acquiring Company are parties to this Agreement.

Each reorganization contemplated by this Agreement consists of the transfer of all assets attributable to each class of each Target Fund’s Shares in exchange for Acquisition Shares (as defined in paragraph 1) of the corresponding class of Shares of each respective Acquiring Fund, each respective Acquiring Fund’s assumption of the Obligations (as defined in paragraph 1) of the relevant Target Fund and the distribution of the Acquisition Shares of each Acquiring Fund to the relevant Target Fund shareholders in liquidation of each Target Fund, all upon the terms and conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

Each Target Fund listed on Exhibit A is entering into this Agreement with respect to each corresponding Acquiring Fund also listed on Exhibit A and not with respect to any other Acquiring Fund listed on Exhibit A. Each Target Fund is bound by the terms and conditions of this Agreement only with respect to its corresponding Acquiring Fund, and vice versa. This Agreement shall be treated as if each reorganization between a Target Fund and its respective Acquiring Fund contemplated herein had been the subject of a separate agreement.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquiring Fund” means each respective series of the Acquiring Company listed in the column entitled “Acquiring Fund and Class Mapping” on Exhibit A. “Acquiring Funds” means the Acquiring Funds as a group.

“Acquiring Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of each Acquiring Fund, as amended or supplemented from time to time.

“Acquiring Company” means the entity listed in the column entitled “Acquiring Company” on Exhibit A.

“Acquisition Shares” means the Shares of each Acquiring Fund to be issued to its respective Target Fund in a reorganization under this Agreement.

“Closing” means the time at which the transaction contemplated by paragraph 4.1 is consummated.

“Closing Date” means the date on which the Closing occurs.

“Investments” means each respective Target Fund’s investments that would be shown on its schedule of investments if such a schedule were prepared as of the close of business on the Valuation Date.

“Liquidation Date” means the date on which each Target Fund liquidates and distributes its Acquisition Shares to its shareholders of record pursuant to paragraph 2.3.

“Obligations” means all of each respective Target Fund’s liabilities, debts, obligations and duties of any nature whatsoever, whether known or unknown, accrued, absolute, contingent or otherwise.

“Target Fund” means each series of the Target Company listed in the column entitled “Target Fund and Class Mapping” on Exhibit A. “Target Funds” means the Target Funds as a group.

“Target Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of each Target Fund, as amended or supplemented from time to time.

“Target Company” means the entity listed in the column entitled “Target Company” on Exhibit A.

“Valuation Date” means the business day preceding the Closing Date.

2. TRANSFER OF ASSETS OF EACH TARGET FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND ACQUISITION SHARES, AND LIQUIDATION OF EACH TARGET FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,
(a)	Each Target Fund will transfer and deliver to the respective Acquiring Fund all of its assets, as set forth in paragraph 2.2;
(b)	Each Acquiring Fund will assume all Obligations from its respective Target Fund; and
(c)	Each Acquiring Fund will issue and deliver to the respective Target Fund, in exchange for the net assets attributable to each class of such Target Fund’s Shares, a number of Acquisition Shares of the corresponding class equal to the number of Shares of such class of the Target Fund outstanding immediately prior to the consummation of the transactions contemplated hereby. Such transactions shall take place at the Closing.
145

2.2.	The assets of the each Target Fund to be acquired by the respective Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for Shares sold and all other properties and assets that are owned by the Target Fund on the Closing Date, including any prepaid expenses shown as an asset on the books of such Target Fund on the Closing Date. In order to facilitate each Target Fund’s obligations under paragraph 9.5, each Target Fund may establish a reserve on its books prior to the close of business on the Valuation Date (“Reserve”) in an amount sufficient in the Target Fund’s reasonable discretion for the payment of its Service Provider Liabilities (as defined in paragraph 9.5) and, for the avoidance of doubt, such Reserve will not constitute an asset of the Target Fund for purposes of this Agreement.
2.3.	As provided in paragraph 4.4, on the Liquidation Date, each Target Fund will liquidate and distribute pro rata to its shareholders of record of each class of its Shares, determined as of the close of business on the Valuation Date, the Acquisition Shares of the corresponding class received by the Target Fund from the respective Acquiring Fund pursuant to paragraph 2.1(c). For each Target Fund, such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Target Fund on the books of the respective Acquiring Fund to open accounts on the share records of the respective Acquiring Fund in the names of the Target Fund’s shareholders and representing the respective pro rata number of such Acquisition Shares due to such shareholders. Each Acquiring Fund shall not be obligated to issue certificates representing its Acquisition Shares in connection with such distributions.
2.4.	With respect to Acquisition Shares distributable pursuant to paragraph 2.3 to a Target Fund shareholder holding a certificate or certificates for Shares of a respective Target Fund, if any, on the Valuation Date, such Target Fund will not permit such shareholder to receive Acquisition Share certificates therefor, to exchange such Acquisition Shares for Shares of other investment companies, to effect an account transfer of such Acquisition Shares or to pledge or redeem such Acquisition Shares until such Target Fund shareholder has surrendered all his or her outstanding certificates for Target Fund Shares or, in the event of lost certificates, posted adequate bond.
2.5.	After the Closing Date, each Target Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its dissolution and termination.

3. VALUATION.

3.1.	The value of each Target Fund’s assets to be acquired by the respective Acquiring Fund hereunder shall be the value of such assets, less the value of the Obligations assumed by the respective Acquiring Fund computed by Ultimus Fund Solutions, LLC as of the close of regular trading on the New York Stock Exchange on the Valuation Date using the valuation procedures established by each Target Fund’s board of trustees, which are consistent with the valuation procedures described in each most recent Target Fund Prospectus, for determining net asset value.
3.2	As soon as practicable following the close of regular trading on the New York Stock Exchange on the Valuation Date, each Target Fund will provide to the respective Acquiring Fund or its designated agent a schedule listing all of its assets as of the Valuation Date to be acquired by the Acquiring Fund (“Schedule of Assets”) and a schedule listing all of its Obligations as of the Valuation Date to be assumed by the respective Acquiring Fund (“Schedule of Obligations”).

4. CLOSING AND CLOSING DATE.

4.1.	The Closing Date shall be on such date as the Acquiring Funds and the Target Funds may agree. The Closing shall be held at the offices of the Acquiring Funds (or such other place as the parties may agree), at such time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date unless otherwise agreed to by the parties. The Closing may be held in person, virtually, by facsimile, by email or by such other communication means as the parties may agree.
4.2.	On the Closing Date, each Target Fund’s assets, including all the Target Fund’s cash and other assets described in paragraph 2.2, shall be delivered by the respective Target Fund to the respective Acquiring Fund’s custodian (the “Custodian”) for the account of such Acquiring Fund. All portfolio securities so delivered shall be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash shall be delivered by wire transfer to the Custodian. If a Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this paragraph for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to such Target Fund or its broker, then the respective Acquiring Fund shall waive the delivery requirements of this paragraph with respect to said undelivered securities or other assets if such Target Fund has, by or on the Closing Date, delivered to the respective Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the respective Acquiring Fund or the Custodian, such as brokers’ confirmation slips.
146

4.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties.
4.4.	At the Closing, each Target Fund or its transfer agent shall deliver to the respective Acquiring Fund or its designated agent a list of the names and addresses of the Target Fund’s shareholders and the number of outstanding Shares of each class of the Target Fund owned by the Target Fund shareholder, and indicating the number, if any, of such Shares represented by an outstanding share certificate, all as of the close of business on the Valuation Date. On the Closing Date, each Acquiring Fund will provide to the respective Target Fund evidence satisfactory to such Target Fund that the Acquisition Shares issuable pursuant to paragraph 2.1(c) have been credited to the Target Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, each Acquiring Fund will provide to the respective Target Fund evidence satisfactory to such Target Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Target Fund’s shareholders as provided in paragraph 2.3.
4.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfers of assets, assumptions of Obligations and liquidations contemplated by paragraph 2.

5. REPRESENTATIONS AND WARRANTIES.

5.1.	Each Target Fund represents and warrants the following solely to its respective Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)	The Target Fund is a series of the Target Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Acquiring Fund;
(b)	The Target Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (“SEC”) as an investment company under the 1940 Act is in full force and effect, and the Target Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Target Company and the 1940 Act;
(c)	The Target Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which the Target Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;
(d)	The Target Fund has no material contracts or other commitments (other than this Agreement) that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund;
(e)	Except as has been disclosed in writing to the Acquiring Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Target Fund’s knowledge, without any special investigation or inquiry, threatened as to the Target Fund, any of its properties or assets, or any person whom the Target Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;
(f)	The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Target Fund, as of the last day of and for its most recently completed fiscal year, audited by the Target Fund's independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the SEC or furnished to the Acquiring Fund, fairly reflect, in all material respects, the financial condition and results of operations of the Target Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied to the extent applicable to such report. In addition, the Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund’s most recently completed fiscal year and listed on the Schedule of Obligations provided by the Target Fund to the Acquiring Fund pursuant to paragraph 3.2 on the Valuation Date;
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(g)	Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness (other than changes occurring in the ordinary course of business), except as disclosed in writing to the Acquiring Fund as provided in paragraph 15. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to have been in the ordinary course of business;
(h)	The Target Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date. In addition, the Target Fund has not since its inception been liable for, and is not liable for, any material income or excise tax pursuant to Code sections 852 or 4982 and the Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of subchapter M of the Code did not apply;
(i)	As of the Closing Date, all federal, state and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (including any properly and timely filed extensions of time to file) shall have been timely filed, and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Target Fund. All of the Target Fund’s tax liabilities will have been adequately provided for on its books. To the Target Fund’s knowledge, it is not currently under audit by the Internal Revenue Service or by any state or local tax authority and no assessment has been asserted with respect to any tax returns, dividend reporting forms or reports of the Target Fund required by law to be have been filed as of the date hereof. In addition, to the Target Fund’s knowledge, it will not have had any material tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under material audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Any tax returns of the Target Fund for the current taxable year including the Closing Date shall be the responsibility of the Acquiring Fund;
(j)	All issued and outstanding Shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Target Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any Shares of the Target Fund are outstanding and none will be outstanding on the Closing Date;
(k)	The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund Prospectus, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;
(l)	The execution, delivery and performance of this Agreement has been duly authorized by the trustees of the Target Fund, and, upon approval thereof by the requisite vote of the shareholders of the Target Fund and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;
(m)	The Acquisition Shares to be issued to the Target Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund’s shareholders as provided in paragraph 2.3;
(n)	The information provided by the Target Fund and its agents (the parties agree that Westwood is not considered an “agent” of the Target Fund for purposes of this 5.1(n)) for use in the Registration Statement (as defined in paragraph 6.3) will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;
(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);
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(p)	On the Closing Date, the Target Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof other than restrictions as might arise under the 1933 Act, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;
(q)	The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(r)	The Target Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Closing Date (other than debts, obligations and duties under this Agreement that do not arise until after the Closing Date, and debts, obligations and duties under investment contracts, including, without limitation, options, futures, forward contracts, and swap agreements, that do not expire until after the Closing Date);
(s)	The Target Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(t)	RESERVED;
(u)	The Target Fund incurred the Obligations, which are associated with the assets of the Target Fund, in the ordinary course of its business.
5.2.	Each Acquiring Fund represents and warrants the following solely to its respective Target Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)	The Acquiring Fund is a series of the Acquiring Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Target Fund;
(b)	The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Acquiring Company and the 1940 Act;
(c)	The Registration Statement will, as of the Closing Date, be in full force and effect and no stop order suspending such effectiveness shall have been instituted or threatened by the SEC, and the Registration Statement will, as of the effective date thereof, the date of the Shareholders’ Meeting (as defined in paragraph 6.2), and the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act, 1934 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by the Target Fund and Westwood or their agents for use in the Registration Statement. In addition, there are no material contracts to which the Acquiring Fund is a party and that are required to be disclosed under the federal securities laws or regulations thereof that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;
(d)	The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;
(e)	Except as has been disclosed in writing to the Target Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Acquiring Fund’s knowledge, without any special investigation or inquiry, threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;
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(f)	The Acquiring Fund was established by the trustees of the Acquiring Company in order to effect the transactions described in this Agreement. It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and until such time will take all reasonable and customary steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code, and that the consummation of the transactions contemplated by this Agreement will not cause the Acquiring Fund to fail to qualify as a regulated investment company from and after the Closing Date;
(g)	As of the Closing Date, the Acquiring Fund shall not have been required to have filed any federal, state or other tax returns or reports. All of the Acquiring Fund’s tax liabilities, if any, will have been adequately provided for on its books. To the Acquiring Fund’s knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;
(h)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;
(i)	The Acquisition Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(j)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);
(k)	The Acquiring Fund is, and will be at the Closing Date, a new series of the Acquiring Company created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the Obligations of, the Target Fund in connection with the reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations). Accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements, or issued any Shares except those issued in a private placement to an affiliate of the Acquiring Fund to secure any required initial shareholder approvals. Immediately following the reorganization contemplated herein, 100% of the issued and outstanding Shares of beneficial interest of the Acquiring Fund will be held by the shareholders of the Target Fund as of the Closing;
(l)	The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(m)	The Acquiring Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and
(n)	The due diligence materials of the Acquiring Fund made available to the Target Fund, its board of trustees and its legal counsel in response to the letter from Morgan, Lewis & Bockius LLP to the Acquiring Company and Westwood dated April 5, 2021 (the “Target Fund Request Letter”) are true and correct in all material respects and contain no material misstatements or omissions.

5.3.	Westwood represents and warrants the following to each Target Fund and each Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:
(a)	Westwood is duly organized, validly existing and in good standing under the laws of its state of organization;
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(b)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Westwood, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of Westwood enforceable against Westwood in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;
(c)	The due diligence materials made available to the Target Fund, its board of trustees and its legal counsel in response to the Target Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;
(d)	The due diligence materials made available to the Acquiring Fund, its board of trustees and its legal counsel in response to the Acquiring Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;
(e)	The information provided by Westwood and its agents for use in the Registration Statement will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;
(f)	The information provided by Westwood and its agents for use in the Acquiring Fund Prospectus will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto; and
(g)	Except as has been disclosed in writing to all the other parties as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of Westwood’s knowledge, without any special investigation or inquiry, threatened as to Westwood, any of its properties or assets, or any person whom Westwood may be obligated to indemnify in connection with such litigation, proceeding or investigation, and Westwood is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to fulfill its obligations under this Agreement.
(g)	Westwood will pay the Reorganizational Expenses (as defined in paragraph 10.2).

6. COVENANTS OF THE TARGET FUNDS AND THE ACQUIRING FUNDS.

Each Target Fund hereby covenants and agrees with its respective Acquiring Fund and each Acquiring Fund hereby covenants and agrees with its respective Target Fund as follows:

6.1.	The Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. The Acquiring Fund will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations).

6.2.	The Target Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby (the “Shareholders’ Meeting”), all in compliance with the Target Fund’s governing documents and the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

6.3.	In connection with the Shareholders’ Meeting, and in reliance on information provided by the Target Fund and Westwood and their agents, the Acquiring Fund will prepare a registration statement on Form N-14 (the “Registration Statement”) in connection with such meeting, to be distributed to the Target Fund’s shareholders, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.
6.4.	Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.
6.5.	The Acquiring Fund will use all reasonable and customary efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “Blue Sky” laws as it may deem appropriate in order to commence its operations on or before the Closing Date and continue its operations thereafter.
6.6.	It is the intention of the parties that the reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.
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6.7.	Notwithstanding anything to the contrary in this Agreement, any reporting responsibility of the Target Fund and the Target Company, on behalf of the Target Fund, for periods ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the Target Fund or the Target Company, as applicable, except as otherwise is mutually agreed by the parties.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND.

The obligation of each Target Fund to consummate the transactions provided for herein as it relates to such Target Fund shall be subject, at its election, to the performance by the respective Acquiring Fund and Westwood of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The respective Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, assuming all Obligations in accordance with paragraph 2.1(b), issuing and delivering Acquisition Shares to the Target Fund in accordance with paragraph 2.1(c), and delivering to the Target Fund in a complete and accurate form all of the information to be provided to the Target Fund in accordance with paragraph 4.4.
7.2.	The Target Fund shall have received a favorable opinion of counsel to the respective Acquiring Fund (which opinion will be subject to certain qualifications), dated as of the Closing Date and in a form satisfactory to the Target Fund, to the following effect:
(a)	The Acquiring Company is duly organized, validly existing and in good standing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Company;
(b)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the other parties hereto, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;
(c)	The Acquisition Shares to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable Shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;
(d)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents;
(e)	The Acquiring Company is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;
(f)	The Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
(g)	Except as disclosed in writing to the Target Fund as provided in paragraph 15, such counsel knows of no material legal proceedings pending against the Acquiring Fund; and
(h)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as have been obtained.
7.3	The Acquiring Company, on behalf of the respective Acquiring Fund, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act (if applicable), and other agreements and plans necessary for the Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the board of trustees of the respective Acquiring Fund and, to the extent required by law (as interpreted by SEC staff positions), by its trustees who are not “interested persons” (as that term is defined in the 1940 Act) of any party to the contract, plan or agreement, and by Westwood or its affiliate as the respective Acquiring Fund’s sole shareholder.
7.4	The Acquiring Company, on behalf of the respective Acquiring Fund, shall have entered into an expense limitation agreement with Westwood, the terms of which are consistent with those described in the Registration Statement.

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8. CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND.

The obligations of each Acquiring Fund to complete the transactions provided for herein as it relates to such Acquiring Fund shall be subject, at its election, to the performance by the respective Target Fund and Westwood of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.	The respective Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Target Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, transferring and delivering to the Acquiring Fund all of the Target Fund’s assets in accordance with paragraph 2.1(a), and delivering to the Acquiring Fund in a complete and accurate form all of the information to be provided to the Acquiring Fund in accordance with paragraph 4.4;
8.2.	The Acquiring Fund shall have received a favorable opinion of counsel to the respective Target Fund (which opinion will be subject to certain qualifications), dated as of the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:
(a)	The Target Company is duly organized, validly existing and in good standing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Company;
(b)	This Agreement has been duly authorized, executed and delivered on behalf of the Target Fund and, assuming the due authorization, execution and delivery of this Agreement by the other parties hereto, is the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;
(c)	The execution and delivery of this Agreement did not, and the performance by the Target Fund of its obligations hereunder will not, violate the Target Fund’s organizational documents;
(d)	The Target Company is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;
(e)	Except as disclosed in writing to the Acquiring Fund as provided in paragraph 15, such counsel knows of no material legal proceedings pending against the Target Fund; and
(f)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement except such as have been obtained.

As used in paragraph 8.2(a), the term “good standing” means (i) having filed a copy of the Target Company’s declaration of trust pursuant to Chapter 182 of the General Laws of the Commonwealth of Massachusetts (“Chapter 182”), (ii) having filed the necessary certificates required to be filed under Chapter 182, (iii) having paid the necessary fees due thereon and (iv) being authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Target Company’s declaration of trust and to transact business in the Commonwealth of Massachusetts.

8.3.	Each Target Fund shall have furnished to the respective Acquiring Fund a certificate signed by an officer of the Target Fund as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Target Fund, including but not limited to information necessary for purposes of determining fund distributions or preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date. The Target Fund will provide all necessary information to and will otherwise reasonably cooperate with the Acquiring Fund in connection with such Acquiring Fund’s: (i) preparation and filing of such returns, reports and information returns for the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund, and (ii) declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions in respect of the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund of an amount or amounts sufficient for the Target Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level taxes for any such taxable year.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND AND EACH ACQUIRING FUND.

The respective obligations of each Target Fund and each respective Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date, with respect to each transaction contemplated by this Agreement:

9.1.	Each of the transactions contemplated by this Agreement shall have received all necessary shareholder approvals at the Shareholders’ Meeting of each applicable Target Fund.
9.2.	On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.
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9.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “Blue Sky” and securities authorities) deemed, in good faith, necessary by the Target Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund.
9.4.	The Target Fund and the respective Acquiring Fund as set forth on Exhibit A shall have received a favorable opinion of Kilpatrick Townsend & Stockton LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:
(a)	The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b)	Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of liabilities of the Target Fund and (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation;
(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund solely in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;
(d)	Under Section 361(c)(1) of the Code, no gain or loss will be recognized by the Existing Fund upon the distribution of the New Fund Shares by the Existing Fund to its shareholders in complete liquidation (in pursuance of the Plan) of the Existing Fund;
(e)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer;
(f)	Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets received from the Target Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;
(g)	Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their Shares of the Target Fund for the Acquisition Shares (including fractional Shares to which they may be entitled);
(h)	Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares (including fractional Shares to which they may be entitled) received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund’s Shares exchanged therefor;
(i)	Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares (including fractional Shares to which they may be entitled) received will be determined by including the shareholder’s holding period for the Target Fund Shares exchanged therefor, provided the shareholder held such Target Fund Shares as capital assets on the date of the exchange;
(j)	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and
(k)	The consummation of the transaction contemplated by this Agreement will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Closing Date and the part of the taxable year of the Acquiring Fund after the Closing Date will constitute a single taxable year of the Acquiring Fund.

Such opinions will be based on certain factual certifications made by officers of the Target Fund and the Acquiring Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the reorganizations will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinions.

9.5.	The Target Fund shall have paid, or established a Reserve for payment of, all known liabilities of the Target Fund to its service providers, including, without limitation, the Target Fund’s distributor, administrator, transfer agent, legal counsel and auditor (“Service Provider Liabilities”), and Westwood shall have paid any Service Provider Liabilities that they have agreed to bear on behalf of the Target Fund.
9.6.	Westwood shall have delivered to the Target Fund and the Acquiring Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Target Fund and the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Westwood made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Westwood has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.
9.7.	At any time prior to the Closing, any of the foregoing conditions of this Agreement (except for paragraphs 9.1 and 9.4) may be waived jointly by the board of trustees of each of the Target Fund and the corresponding Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target Fund or the Acquiring Fund.

154

10. BROKERAGE FEES AND EXPENSES.

10.1.	Each Target Fund and each respective Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
10.2.	All costs, fees and expenses incurred in connection with the transactions contemplated herein, whether or not consummated (the “Reorganization Expenses”) shall be borne by Westwood. Reorganization Expenses for each Target Fund and each respective Acquiring Fund shall include, without limitation (i) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund Prospectus supplements, and printing and distributing the Acquiring Fund Prospectus and the Registration Statement, (ii) legal and accounting fees of the Acquiring Fund and the Target Fund related to the reorganization, (iii) transfer agent and custodian conversion costs, (iv) transfer taxes for foreign securities, if any, (v) proxy solicitation costs, (vi) any state Blue Sky fees, (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof), and (viii) costs of terminating the Target Fund. All such costs, fees and expenses so borne and paid by Westwood shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Westwood to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. For the avoidance of doubt, neither the Target Fund nor the Acquiring Fund will bear any costs, fees or expenses relating to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the reorganization from qualifying as a tax-free reorganization under Section 368(a) of the Code.

11. INDEMNIFICATION

11.1	Westwood agrees to indemnify and hold harmless each Target Fund and such Target Fund’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Fund or any of the Target Fund’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund or Westwood of any of its representations, warranties, covenants or agreements set forth in this Agreement. These indemnification obligations shall survive the consummation of the transactions contemplated hereunder.
11.2	Westwood agrees to indemnify and hold harmless each Acquiring Fund and such Acquiring Fund’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of the Acquiring Fund’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Target Fund or Westwood of any of its representations, warranties, covenants or agreements set forth in this Agreement. These indemnification obligations shall survive the consummation of the transactions contemplated hereunder.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

12.1.	Except with respect to the Non-Disclosure Agreement between the Target Company and the Acquiring Company dated April 23, 2021, each Target Fund and each Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
12.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION.

13.1.	This Agreement may be terminated by the mutual agreement of a Target Fund and its respective Acquiring Fund. In addition, either a Target Fund or an Acquiring Fund may at its option terminate this Agreement as it relates to its respective Target Fund or Acquiring Fund at or prior to the Closing Date because:
(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;
(b)	of a material breach by Westwood of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;
(c)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

155

(d)	any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 13.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

For the avoidance of doubt, for all purposes under this paragraph 13.1, a termination by either a Target Fund or an Acquiring Fund shall terminate the Agreement only with respect to such Target Fund and its respective Acquiring Fund and the Agreement shall continue in full force and effect with respect to each other Target Fund and Acquiring Fund.

13.2	If any of the transactions contemplated by this Agreement have not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to the transactions not completed, unless a later date is agreed to in writing by both a Target Fund and its respective Acquiring Fund.
13.3.	If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation indirect or consequential damages, absent willful default or fraud.
13.4.	No transaction between a Target Fund and its respective Acquiring Fund contemplated by this Agreement shall be contingent on any other transaction between another Target Fund or Acquiring Fund. The termination of this Agreement with respect to one or more Target Funds and respective Acquiring Fund(s) will not have any bearing on any other transaction between a Target Fund and its respective Acquiring Fund contemplated by this Agreement.

14. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Company and the Acquiring Company; provided, however, that no amendment that under applicable law requires approval by shareholders of a Target Fund or its respective Acquiring Fund, as applicable, shall be effective without such approval having been obtained.

15. NOTICES.

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To the Target Company:	To the Acquiring Company:	To Westwood:

The Advisors’ Inner Circle Fund

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

Attention: Legal Department

With a copy (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Attention: Sean Graber

Ultimus Managers Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Attention: President

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP

4208 Six Forks Road, Suite 1400

Raleigh, North Carolina 27609

Attention: Thomas W. Steed III, Esquire

Westwood Management Corp. 200 Crescent Court, Suite 1200 Dallas, Texas 75201 Attention: Brian Casey, CEO With a copy to: Westwood Management Corp.

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

16.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.
16.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.
16.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.
16.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

156

16.5.	The name “The Advisor’s Inner Circle Fund” is the designation of the trustees for the time being under an Amended and Restated Agreement and Declaration of Trust, dated July 19, 1991, as amended and restated February 18, 1997 and amended May 15, 2012, and all persons dealing with a Target Fund must look solely to the property of that Target Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Target Fund. No other series of the Target Company shall be liable for any claims against a Target Fund. The Acquiring Funds, along with Westwood, specifically acknowledge and agree that any liability of the Target Company under this Agreement with respect to a Target Fund, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of such Target Fund and that no other series of the Target Company shall be liable with respect thereto.
16.6	Notice is hereby given that this Agreement is executed and delivered by the Acquiring Company’s trustees and/or officers solely in their capacities as trustees or officers, and not individually, and that the Acquiring Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series of the Acquiring Company other than the relevant Acquiring Fund but are only binding on and enforceable against the property attributable to and held for the benefit of the relevant Acquiring Fund (“Acquiring Fund’s Property”) for which the liability or obligation relates and not the property attributable to and held for the benefit of any other series of the Acquiring Company. Any party hereunder, in asserting any rights or claims under this Agreement on its behalf, shall look only to the relevant Acquiring Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Acquiring Company or to its trustees, officers, or shareholders. For avoidance of doubt, the Target Funds, along with Westwood, specifically acknowledge and agree that any liability of the Acquiring Company under this Agreement with respect to a Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of such Acquiring Fund and that no other series of the Acquiring Company shall be liable with respect thereto.
16.7	Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

THE ADVISORS’ INNER CIRCLE FUND

Severally and not jointly on behalf of each Target Fund thereof identified on Exhibit A

Attested by:

__________________________________

Name:	By:	__________________________________
:
	Name:	:

Title

Ultimus Managers Trust
Severally and not jointly on behalf of each Acquiring Fund thereof identified on Exhibit A

Attested by:

__________________________________

Name: David James	By:	__________________________________

	Name:	Todd E. Heim

	Title:	President

Westwood Management CORP.
Solely for purposes of paragraphs 5.3, 9.5, 9.6, 10.2, 11, 16.5 and 16.6 of the Agreement

Attested by:

__________________________________

Name:	By:

Name:

Title:

157

EXHIBIT A

Target Company	Target Fund and Class Mapping	Acquiring Company	Acquiring Fund and Class Mapping
The Advisors’ Inner Circle Fund	Westwood Quality Value Fund • Institutional • A Class • C Class	Ultimus Managers Trust	Westwood Quality Value Fund • Institutional • A Class • C Class
The Advisors’ Inner Circle Fund	Westwood Quality SMidCap Fund • Institutional • Ultra	Ultimus Managers Trust	Westwood Quality SMidCap Fund • Institutional • Ultra
The Advisors’ Inner Circle Fund	Westwood Quality SmallCap Fund • Institutional • A Class • C Class • Ultra	Ultimus Managers Trust	Westwood Quality SmallCap Fund • Institutional • A Class • C Class • Ultra
The Advisors’ Inner Circle Fund	Westwood Income Opportunity Fund • Institutional • A Class • C Class	Ultimus Managers Trust	Westwood Income Opportunity Fund • Institutional • A Class • C Class
The Advisors’ Inner Circle Fund	Westwood High Income Fund • Institutional • A Class • C Class	Ultimus Managers Trust	Westwood High Income Fund • Institutional • A Class • C Class
The Advisors’ Inner Circle Fund	Westwood Alternative Income Fund • Institutional • A Class • C Class • Ultra	Ultimus Managers Trust	Westwood Alternative Income Fund • Institutional • A Class • C Class • Ultra
The Advisors’ Inner Circle Fund	Westwood Total Return Fund • Institutional • A Class • C Class	Ultimus Managers Trust	Westwood Total Return Fund • Institutional • A Class • C Class

158

APPENDIX B

FINANCIAL HIGHLIGHTS

The following tables show the financial performance of each Existing Fund for the past five fiscal years, and for the most recent semi-annual period ended April 30, 2021. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in an Existing Fund (assuming reinvestment of all dividends and distributions). The financial information in the following tables and the notes thereto, excluding the financial information and notes with respect to the fiscal period ended April 30, 2021, has been audited by Ernst & Young LLP, the independent registered certified public accountant for the Existing Funds, whose reports thereon are included in Existing Funds’ annual report to shareholders for the fiscal year ended October 31, 2020. The financial information in the following tables and the notes thereto for the fiscal period ended April 30, 2021 is unaudited. Copies of the Existing Funds’ annual report and semi-annual report are available upon request.

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period(6)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)^^	NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	TOTAL FROM OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DISTRIBUTIONS FROM REALIZED NET GAINS	RETURN OF CAPITAL	TOTAL DIVIDENDS & DISTRIBUTIONS	NET ASSET VALUE END OF PERIOD	TOTAL RETURN††	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS	RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & RECOVERED FEES)	RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	PORTFOLIO TURNOVER RATE
Westwood Quality Value Fund (A)
Institutional shares
2021Φ	$ 11.80	$ 0.06	$ 3.22	$ 3.28	$ (0.17)	$ (0.58)	$ —	$ (0.75)	$ 14.33	28.65%†	$ 180,465	0.65%*	0.77%*	0.93%*	46%**
2020	13.16	0.20	(0.95)	(0.75)	(0.21)	(0.40)	—	(0.61)	11.80	(6.11) †	172,349	0.65	0.77	1.66	52
2019	13.07	0.22	1.21	1.43	(0.19)	(1.15)	—	(1.34)	13.16	13.23	224,664	0.65	0.73	1.80	36
2018	13.10	0.20	0.62	0.82	(0.15)	(0.70)	—	(0.85)	13.07	6.30†	213,175	0.65	0.72	1.50	49
2017	11.06	0.17	2.21	2.38	(0.13)	(0.21)	—	(0.34)	13.10	22.00†	205,645	0.75	0.83	1.40	44
2016	11.95	0.14	0.05	0.19	(0.12)	(0.96)	—	(1.08)	11.06	2.00†	185,171	0.79	0.86	1.29	39
A Class shares
2021Φ	$ 11.84	$ 0.04	$ 3.23	$ 3.27	$ (0.12)	$ (0.58)	$ —	$ (0.70)	$ 14.41	28.47%†	$ 712	0.90%*	1.02%*	0.57%*	46%**
2020	13.20	0.18	(0.96)	(0.78)	(0.18)	(0.40)	—	(0.58)	11.84	(6.32) †	2,143	0.90	1.00	1.43	52
2019	13.12	0.19	1.21	1.40	(0.17)	(1.15)	—	(1.32)	13.20	12.92	13,174	0.90	0.98	1.54	36
2018	13.15	0.17	0.62	0.79	(0.12)	(0.70)	—	(0.82)	13.12	6.02†	13,183	0.90	0.97	1.25	49
2017	11.09	0.14	2.23	2.37	(0.10)	(0.21)	—	(0.31)	13.15	21.83†	1,984	1.00	1.08	1.14	44
2016	11.98	0.12	0.04	0.16	(0.09)	(0.96)	—	(1.05)	11.09	1.74†	1,762	1.05	1.11	1.07	39
C Class shares(commenced operations on March 31, 2020)
2021Φ	$ 11.80	$ 0.03	$ 3.22	$ 3.25	$ (0.17)	$ (0.58)	$ —	$ (0.75)	$ 14.30	28.38%	$ —	1.16%*	1.16%*	0.44%*	46%**
2020	10.17	0.16	1.47	1.63	—	—	—	—	11.80	16.03	—	0.00*(1)	0.00*(1)	2.29*	52**
Westwood Total Return Fund (B)
Institutional shares
2021Φ	$ 6.43	$ 0.06	$ 1.12	$ 1.18	$ (0.05)	$ (0.19)	$ —	$ (0.24)	$ 7.37	18.73%†	$ 132,318	0.35%*	0.53%*	1.61%*	31%**
2020	6.64	0.07	0.92	0.99	(0.06)	(1.14)	—	(1.20)	6.43	17.59†	86,040	0.75	1.10	1.11	62
2019	10.46	0.12	0.53	0.65	(0.36)	(4.11)	—	(4.47)	6.64	16.55	4,722	0.75	2.13	1.76	66
2018	11.94	0.14	0.15	0.29	(0.12)	(1.65)	—	(1.77)	10.46	2.35†	7,803	0.75	1.05	1.30	26
2017	10.73	0.16	1.35	1.51	(0.14)	(0.16)	—	(0.30)	11.94	14.24	44,778	0.78	0.99	1.40	122
2016	11.58	0.18	(0.02)	0.16	(0.17)	(0.84)	—	(1.01)	10.73	1.82	57,401	0.94	0.94	1.72	39
A Class shares(commenced operations on March 31, 2020)
2021Φ	$ 6.43	$ 0.04	$ 1.13	$ 1.17	$ (0.05)	$ (0.19)	$ —	$ (0.24)	$ 7.36	18.49%†	$ 4	0.63%*	0.82%*	1.22%*	31%**
2020	5.20	0.03	1.23	1.26	(0.03)	—	—	(0.03)	6.43	24.30	—	0.01*	0.01*	0.90*	62**
C Class shares(commenced operations on March 31, 2020)
2021Φ	$ 6.43	$ 0.01	$ 1.13	$ 1.14	$ (0.03)	$ (0.19)	$ —	$ (0.22)	$ 7.35	17.99%	$ —	1.41%*	1.41%*	0.33%*	31%**
2020	5.20	0.03	1.23	1.26	(0.03)	—	—	(0.03)	6.43	24.30	—	0.01*	0.01*	0.88*	62**

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Westwood Quality SMidCap Fund (C)
Institutional shares
2021Φ	$ 11.97	$ 0.08	$ 4.25	$ 4.33	$ (0.13)	$ (0.26)	$ —	$ (0.39)	$ 15.91	36.75%†	$ 212,060	0.88%*	1.10%*	1.07%*	66%**
2020	14.21	0.11	(0.75)	(0.64)	(0.11)	(1.49)	—	(1.60)	11.97	(5.39) †	164,350	0.88	1.05	0.90	69
2019	15.50	0.10	0.84	0.94	(0.11)	(2.12)	—	(2.23)	14.21	9.46	187,341	0.88	1.02	0.75	56
2018	17.44	0.08	(0.11)	(0.03)	(0.04)	(1.87)	—	(1.91)	15.50	(0.33) †	315,140	0.88	1.03	0.50	58
2017	14.74	0.07	2.84	2.91	(0.07)	(0.14)	—	(0.21)	17.44	19.83	346,913	0.97	0.97	0.40	55
2016	16.02	0.06	(0.27)	(0.21)	(0.02)	(1.05)	—	(1.07)	14.74	(1.08)	393,434	0.98	0.98	0.41	82
Ultra shares(commenced operations on July 31, 2020)
2021Φ	$ 11.96	$ 0.05	$ 4.30	$ 4.35	$ (0.15)	$ (0.26)	$ —	$ (0.41)	$ 15.90	36.90%†	$ 98,558	0.68%*	0.90%*	0.68%*	66%**
2020	11.44	—	0.52	0.52	—	—	—	—	11.96	4.55†	2,072	0.70*	1.02*	0.08*	69**
Westwood Quality SmallCap Fund (D)
Institutional shares
2021Φ	$ 14.46	$ 0.08	$ 7.21	$ 7.29	$ (0.12)	$ —	$ —	$ (0.12)	$ 21.63	50.56%†	$ 576,522	0.97%*	1.11%*	0.80%*	37%**
2020	16.97	0.12	(2.45)	(2.33)	(0.12)	(0.06)	—	(0.18)	14.46	(13.90) †	357,901	0.99	1.16	0.81	67
2019	16.76	0.11	1.10	1.21	(0.12)	(0.88)	—	(1.00)	16.97	8.65	418,949	0.99	1.11	0.66	64
2018	18.39	0.10	(0.47)	(0.37)	(0.07)	(1.19)	—	(1.26)	16.76	(2.28) †	341,713	0.99	1.08	0.58	50
2017	14.39	0.07	4.18	4.25	(0.09)	(0.16)	—	(0.25)	18.39	29.71†	234,321	1.10	1.10	0.42	56
2016	13.58	0.07	0.80	0.87	(0.04)	(0.02)	—	(0.06)	14.39	6.40†	143,085	1.10	1.11	0.50	65
A Class shares(commenced operations on September 3, 2019)
2021Φ	$ 14.44	$ 0.07	$ 7.20	$ 7.27	$ (0.11)	$ —	$ —	$ (0.11)	$ 21.60	50.53%†	$ 1,606	1.04%*	1.22%*	0.71%*	37%**
2020	16.99	0.08	(2.43)	(2.35)	(0.14)	(0.06)	—	(0.20)	14.44	(14.04) †	881	1.09	1.28	0.55	67
2019	15.78	(0.02)	1.23	1.21	—	—	—	—	16.99	7.67	96	1.08*	1.30*	(0.90)*	64**
C Class shares(commenced operations on September 3, 2019)
2021Φ	$ 14.34	$ (0.01)	$ 7.18	$ 7.17	$ (0.02)	$ —	$ —	$ (0.02)	$ 21.49	49.99%†	$ 402	1.79%*	1.97%*	(0.08)%*	37%**
2020	16.98	(0.01)	(2.45)	(2.46)	(0.12)	(0.06)	—	(0.18)	14.34	(14.67) †	186	1.84	2.02	(0.08)	67
2019	15.78	(0.04)	1.24	1.20	—	—	—	—	16.98	7.60	51	1.79*	2.05*	(1.67)*	64**
Ultra shares(commenced operations on March 31, 2020) #
2021Φ	$ 14.47	$ 0.08	$ 7.23	$ 7.31	$ (0.14)	$ —	$ —	$ (0.14)	$ 21.64	50.72%†	$ 412,281	0.79%*	0.97%*	0.89%*	37%**
2020	11.72	0.05	2.70	2.75	—	—	—	—	14.47	23.46†	151,903	0.81*	1.10*	0.63*	67**

Westwood Income Opportunity Fund
Institutional shares
2021Φ	$ 12.84	$ 0.10	$ 1.84	$ 1.94	$ (0.37)	$ (0.55)	$ —	$ (0.92)	$ 13.86	15.73%†	$ 777,719	0.87%*	0.87%*	1.51%*	33%**
2020	15.89	0.22	0.34	0.56	(0.20)	(3.41)	—	(3.61)	12.84	4.59	662,612	0.89	0.89	1.69	111
2019	15.31	0.32	1.25	1.57	(0.36)	(0.63)	—	(0.99)	15.89	10.99	1,056,504	0.85	0.85	2.08	66
2018	15.72	0.28	(0.11)	0.17	(0.28)	(0.30)	—	(0.58)	15.31	1.04	2,408,695	0.83	0.83	1.80	42
2017	14.58	0.26	1.18	1.44	(0.23)	(0.07)	—	(0.30)	15.72	9.98	2,584,805	0.83	0.83	1.72	34
2016	14.39	0.25	0.20	0.45	(0.23)	(0.03)	—	(0.26)	14.58	3.15	2,278,599	0.84	0.84	1.74	22
A Class shares
2021Φ	$ 12.83	$ 0.08	$ 1.84	$ 1.92	$ (0.35)	$ (0.55)	$ —	$ (0.90)	$ 13.85	15.53%†	$ 54,072	1.12%*	1.12%*	1.26%*	33%**
2020	15.88	0.18	0.34	0.52	(0.16)	(3.41)	—	(3.57)	12.83	4.34	48,051	1.14	1.14	1.43	111
2019	15.30	0.28	1.25	1.53	(0.32)	(0.63)	—	(0.95)	15.88	10.71	64,450	1.10	1.10	1.86	66
2018	15.71	0.24	(0.11)	0.13	(0.24)	(0.30)	—	(0.54)	15.30	0.78	74,510	1.08	1.08	1.56	42
2017	14.57	0.22	1.18	1.40	(0.19)	(0.07)	—	(0.26)	15.71	9.71	98,976	1.08	1.08	1.45	34
2016	14.37	0.21	0.21	0.42	(0.19)	(0.03)	—	(0.22)	14.57	2.96	123,030	1.09	1.09	1.49	22
C Class shares(commenced operations on September 3, 2019)
2021Φ	$ 12.79	$ 0.03	$ 1.84	$ 1.87	$ (0.31)	$ (0.55)	$ —	$ (0.86)	$ 13.80	15.16%†	$ 9,093	1.87%*	1.87%*	0.48%*	33%**
2020	15.88	0.06	0.36	0.42	(0.10)	(3.41)	—	(3.51)	12.79	3.52	4,453	1.90	1.90	0.48	111
2019	15.77	0.03	0.16	0.19	(0.08)	—	—	(0.08)	15.88	1.23	273	1.90*	1.90*	1.11*	66**

160

Westwood High Income Fund (E)
Institutional shares
2021Φ	$ 9.55	$ 0.18	$ 1.07	$ 1.25	$ (0.19)	$ —	$ —	$ (0.19)	$ 10.61	13.16%†	$ 84,922	0.80%*	0.97%*	3.43%*	30%**
2020	9.25	0.35	0.29	0.64	(0.34)	—	—	(0.34)	9.55	7.14†	72,914	0.27	0.59	3.78	130
2019	9.12	0.41	0.15	0.56	(0.43)	—	—	(0.43)	9.25	6.25	65,168	0.80	1.05	4.48	59
2018	9.37	0.42	(0.24)	0.18	(0.43)	—	—	(0.43)	9.12	1.92†	64,926	0.80	1.02	4.57	37
2017	9.31	0.42	0.06	0.48	(0.42)	—	—	(0.42)	9.37	5.27†	77,595	0.80	1.01	4.51	71
2016	9.30	0.40	0.03	0.43	(0.42)	—	—	(0.42)	9.31	4.75†	70,368	0.84	1.05	4.39	54
A Class shares
2021Φ	$ 9.60	$ 0.16	$ 1.09	$ 1.25	$ (0.18)	$ —	$ —	$ (0.18)	$ 10.67	13.07%†	$ 845	1.05%*	1.22%*	3.16%*	30%**
2020	9.29	0.34	0.29	0.63	(0.32)	—	—	(0.32)	9.60	7.01†	320	0.48	0.82	3.61	130
2019	9.15	0.39	0.14	0.53	(0.39)	—	—	(0.39)	9.29	5.93	46	1.05	1.34	4.20	59
2018	9.37	0.40	(0.23)	0.17	(0.39)	—	—	(0.39)	9.15	1.91†	31	1.05	1.26	4.26	37
2017	9.31	0.40	0.06	0.46	(0.40)	—	—	(0.40)	9.37	5.01†	596	1.05	1.26	4.25	71
2016	9.30	0.38	0.02	0.40	(0.39)	—	—	(0.39)	9.31	4.50†	1,541	1.08	1.32	4.18	54
C Class shares(commenced operations on March 31, 2020)
2021Φ	$ 9.55	$ 0.24	$ 1.07	$ 1.31	$ (0.19)	$ —	$ —	$ (0.19)	$ 10.67	13.76%	$ —	0.10%*	0.10%*	4.57%*	30%**
2020	8.23	0.24	1.28	1.52	(0.20)	—	—	(0.20)	9.55	18.51	—	0.02*	0.03*	4.46*	130**
Westwood Alternative Income Fund (F)
Institutional shares
2021Φ	$ 10.47	$ 0.07	$ 0.42	$ 0.49	$ (0.03)	$ —	$ —	$ (0.03)	$ 10.93	4.67%†	$ 46,025	0.97%*	1.25%*	1.35%*	110%**
2020	10.25	0.18	0.46	0.64	(0.10)	(0.32)	—	(0.42)	10.47	6.44†	22,772	0.90	1.40	1.79	137
2019	9.82	0.23	0.41	0.64	(0.21)	—	—	(0.21)	10.25	6.57	7,121	1.15(2)	1.47	2.33	106
2018	10.12	0.18	(0.29)	(0.11)	(0.16)	—	(0.03)	(0.19)	9.82	(1.09) †	6,193	1.22(3)	1.62	1.85	88
2017	10.01	0.17	0.05	0.22	(0.09)	(0.02)	—	(0.11)	10.12	2.16†	7,490	1.37(4)	2.15	1.69	80
2016	10.11	0.22	0.13	0.35	(0.21)	(0.24)	—	(0.45)	10.01	3.62†	2,392	1.27(5)	3.27	2.22	99
A Class shares(commenced operations on March 31, 2020)
2021Φ	$ 10.46	$ 0.06	$ 0.43	$ 0.49	$ (0.03)	$ —	$ —	$ (0.03)	$ 10.92	4.54%†	$ 118	1.14%*	1.43%*	1.17%*	110%**
2020	9.78	0.10	0.62	0.72	(0.04)	—	—	(0.04)	10.46	7.35†	28	1.15*	1.67*	1.61*	137**
Ultra shares
2021Φ	$ 10.47	$ 0.08	$ 0.41	$ 0.49	$ (0.03)	$ —	$ —	$ (0.03)	$ 10.93	4.69%†	$ 98,024	0.84%*	1.15%*	1.40%*	110%**
2020	10.25	0.19	0.46	0.65	(0.11)	(0.32)	—	(0.43)	10.47	6.54†	86,386	0.87	1.40	1.86	137
2019	9.82	0.24	0.41	0.65	(0.22)	—	—	(0.22)	10.25	6.64	31,553	1.08(2)	1.39	2.39	106
2018	10.13	0.19	(0.29)	(0.10)	(0.18)	—	(0.03)	(0.21)	9.82	(1.02) †	27,312	1.12(3)	1.52	1.96	88
2017	10.01	0.19	0.04	0.23	(0.09)	(0.02)	—	(0.11)	10.13	2.31†	23,465	1.24(4)	1.96	1.87	80
2016	10.11	0.22	0.14	0.36	(0.22)	(0.24)	—	(0.46)	10.01	3.73†	4,093	1.16(5)	3.17	2.28	99
C Class shares(commenced operations on March 31, 2020)
2021Φ	$ 10.46	$ 0.02	$ 0.41	$ 0.43	$ —^	$ —	$ —	$ —	$ 10.89	4.15%†	$ 150	1.84%*	2.14%*	0.40%*	110%**
2020	9.78	0.05	0.65	0.70	(0.02)	—	—	(0.02)	10.46	7.21†	149	2.10*	2.62*	0.85*	137**

Amounts designated as "—" are $0 or have been rounded to $0.
Φ	For the six month period ended April 30, 2021 (Unaudited).
*	Annualized.
**	Not Annualized.
^	Amount represents less then $.01 per share.
^^	Calculation performed using average shares for the period.
†	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.
††	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
#	Class name changed from Class Y Shares to Ultra Shares, effective November 2, 2020.
(A)	Effective March 1, 2021, Westwood LargeCap Value Fund was renamed as Westwood Quality Value Fund.
(B)	Effective November 1, 2019, Westwood Low Volatility Equity Fund was renamed as Westwood Total Return Fund.
(C)	Effective March 1, 2021, Westwood SMidCap Fund was renamed as Westwood Quality SMidCap Fund.
(D)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.
(E)	Effective November 1, 2019, Westwood Short Duration High Yield Fund was renamed as Westwood High Income Fund.
(F)	Effective November 1, 2019, Westwood Market Neutral Income Fund was renamed as Westwood Alternative Income Fund.
(1)	The ratio rounds to 0.00% due to the impact of the low level of average net assets. The share class is expected to run at the expense limit of 1.65% (1.73% excluding waivers) when assets are contributed.
(2)	Excluding stock loan fees, and dividends on securities sold short, the ratio of expenses average net assets would have been 1.12% and 1.05% for Institutional Class and Ultra Class, respectively.
(3)	Excluding stock loan fees, and dividends on securities sold short, the ratio of expenses average net assets would have been 1.15% and 1.05% for Institutional Class and Ultra Class, respectively.
(4)	Excluding stock loan fees, and dividends on securities sold short, the ratio of expenses average net assets would have been 1.18% and 1.05% for Institutional Class and Ultra Class, respectively.
(5)	Excluding stock loan fees, and dividends on securities sold short, the ratio of expenses average net assets would have been 1.16% and 1.05% for Institutional Class and Ultra Class, respectively.
(6)	Year ended October 31, unless otherwise noted.

161

APPENDIX C

INTERMEDIARY-SPECIFIC SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge or contingent deferred sales charge ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify a Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund Shares directly from a Fund or through another intermediary to receive such waivers or discounts. Please see the “Sales Charges” section of the A Class Shares and C Class Shares Prospectuses for more information on sales charge discounts and waivers.

The following descriptions of financial intermediary sales charge waivers, discounts, policies or procedures, as the case may be, are reproduced based on information provided by the intermediary. The financial intermediary sales charge waivers, discounts, policies or procedures disclosed in this Appendix may vary from those disclosed in the A Class Shares and C Class Shares Prospectuses or SAI and are subject to change. This Appendix will be updated based on information provided by the financial intermediaries. Neither the Funds, nor the Adviser, nor the Distributor supervises the implementation of financial intermediary sales charge waivers, discounts, policies or procedures nor do they verify the intermediaries’ administration of such waivers, discounts, policies or procedures.

The information in this Appendix is part of, and incorporated into, the New Funds’ A Class Shares and C Class Shares Prospectuses.

Merrill Lynch

Shareholders purchasing Fund Shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the A Class Shares and C Class Shares Prospectuses or SAI.

Front-End Sales Load Waivers on A Class Shares Available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the Shares are not held in a commission-based brokerage account and Shares are held for the benefit of the plan
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing Shares of the same Fund (but not any other Fund within the Westwood Fund family)
Shares exchanged from C Class Shares (i.e. level-load) Shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Trust, and employees of the Funds’ investment adviser or any of its affiliates, as described in the A Class Shares and C Class Shares Prospectuses
Eligible Shares purchased from the proceeds of redemptions within the Westwood Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed Shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after Shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

162

CDSC Waivers on A Class Shares and C Class Shares Available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the A Class Shares and C Class Shares Prospectuses
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-End Sales Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the A Class Shares and C Class Shares Prospectuses
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the A Class Shares and C Class Shares Prospectuses will be automatically calculated based on the aggregated holding of Westwood Fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible Westwood Fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Westwood Fund family, through Merrill Lynch, over a 13-month period of time

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund Shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the A Class Shares and C Class Shares Prospectuses or SAI.

Front-end sales load waivers on A Class Shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased within the Westwood Fund family through a systematic reinvestment of capital gains and dividend distributions.
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the Westwood Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed Shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in a Fund’s C Class Shares will have their Shares converted at net asset value to A Class Shares (or the appropriate share class) of the Fund if the Shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on A Class Shares and C Class Shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the A Class Shares and C Class Shares Prospectuses.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in the A Class Shares Prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Westwood Fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible Westwood Fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
163

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Westwood Fund family, over a 13-month time period. Eligible Westwood Fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Shareholders purchasing Fund Shares through a Morgan Stanley transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to A Class Shares, which may differ from and may be more limited than those disclosed elsewhere in A Class Shares and C Class Shares Prospectuses or SAI.

Front-end Sales Charge Waivers on A Class Shares available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing Shares of the same Fund.
•	Shares purchased through a Morgan Stanley self-directed brokerage account.
•	C Class (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to A Class Shares of the same Fund pursuant to Morgan Stanley’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the Westwood Fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed Shares were subject to a front-end or deferred sales charge.

APPENDIX D

PRINCIPAL SHAREHOLDERS

Principal shareholders of each Existing Fund as of August 20, 2021 (the “Record Date”) are set forth below. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. The Trust believes that most of the shares referred to below were held by the persons listed below in accounts for their fiduciary, agency, or custodial customers. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of an Existing Fund:

[Insert list of principal shareholders for Definitive N-14]

164

STATEMENT OF ADDITIONAL INFORMATION

September 10, 2021

FOR THE REORGANIZATION OF

Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund

Each a Series Of

THE ADVISORS’ INNER CIRCLE FUND

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-800-932-7781

INTO

Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund

Each a Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-833-637-2025

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated September 10, 2021 for the special meeting of shareholders of The Advisors’ Inner Circle Fund (the “Trust”) with respect to Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund (the “Existing Funds”) to be held on October 22, 2021 at 10:00 a.m., Eastern Time (the “Special Meeting”). At the Special Meeting, shareholders of the Existing Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trust and Ultimus Managers Trust (the “UMT”) on behalf of Westwood Quality Value Fund, Westwood Total Return Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, and Westwood Alternative Income Fund (the “New Funds”). Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-877-FUND-WHG (1-877-386-3944). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Further information about each Existing Fund is contained in the following documents, which are incorporated herein by reference:

•	the Statement of Additional Information for the Existing Funds, dated March 1, 2021 and as supplemented on August 3, 2021 (File Nos. 033-42484 and 811-06400); and
•	the Annual Report to Shareholders for the Existing Funds for the fiscal year ending October 31, 2020 (File No. 811-06400), which includes audited financial statements of the Existing Funds and the independent registered public accountants' report thereon;
•	the Semi-Annual Report to Shareholders of the Existing Funds for the period from November 1, 2020 to April 30, 2021 (File No. 811-06400); and

Copies of the foregoing documents are available upon request and without charge by calling 1-877-FUND-WHG (1-877-386-3944).

165

Further information about each New Fund is contained in the following document, which is incorporated herein by reference:

•	The Statement of Additional Information for the New Funds, dated August 23, 2021 (File Nos. 333-180308 and 811-22680).

Copies of the foregoing document are available upon request and without charge by calling 1-833-637-2025.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of each Existing Fund and the fees and expenses of each corresponding New Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the Combined Proxy Statement/Prospectus under the section entitled “III. Comparison Fee Tables and Examples.”

The Reorganizations will not result in any material changes to the Existing Funds’ investment portfolios due to investment restrictions of the New Funds

There are no material differences in accounting policies between the Existing Funds and the New Funds.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	163
INDEMNIFICATION	164
EXHIBITS	164
UNDERTAKINGS	165

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganization because the New Funds are a newly organized fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization.

The New Funds will be the successor to the accounting and performance information of the sole class of Shares of the respective Existing Funds after consummation of the Reorganization. As a result, the Existing Funds will be the accounting and performance survivor following the Reorganization.  The audited financial statements of the Existing Funds, are incorporated herein by reference to the Annual Report to Shareholders for the Existing Fund for the fiscal year ending October 31, 2020 (File No. 811-06400), which includes audited financial statements of the Existing Funds and the independent registered public accountants' report thereon.

166

PART C: OTHER INFORMATION

ITEM 16: EXHIBITS

(1)	Amended and Restated Agreement and Declaration of Trust, dated July 12, 2021, is filed herewith.
(2)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(3)	None.
(4)	The Agreement and Plan of Reorganization is incorporated by reference to Appendix A of the Combined Proxy Statement/Prospectus.
(5)	See Registrant's Agreement and Declaration of Trust and Registrant's By-Laws, which exhibits are incorporated herein by reference.
(6)	Investment Advisory Agreement for Westwood Funds is filed herewith.
(7)	(i) Distribution Agreement with Ultimus Fund Distributors, LLC, dated February 1, 2019, is incorporated by reference to Exhibit (e)(1)(A) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.
(ii) Amended Schedule A to Distribution Agreement is filed herewith.
(8)	None.
(9)	Custody Agreement is filed herewith.
(10)	(i) Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.
(ii) Amended Appendix to Distribution Plan is filed herewith.
(11)	Opinion and Consent of Counsel will be filed by Definitive N-14.
(12)	Form of Tax Opinion will be filed by Definitive N-14.
(13)	(i) Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.
(ii) Amendment to Master Services Agreement
(14)	Auditor Consent is filed herewith.
(15)	None.
(16)	Powers of Attorney for David M. Deptula, Janine L. Cohen, Jacqueline A. Williams, Clifford Schireson, and Robert E. Morrison are filed herewith.
(17)	None.

ITEM 17: UNDERTAKINGS
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

167

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on August 10, 2021.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	August 10, 2021
David R. Carson, Trustee and Vice President

*	August 10, 2021
David M. Deptula, Trustee

*	August 10, 2021
Janine L. Cohen, Trustee		By:	/s/ Natalie S. Anderson
Natalie S. Anderson
*	August 10, 2021		Attorney-in-fact*
Jacqueline A. Williams, Trustee			August 10, 2021

*	August 10, 2021
Clifford N. Schireson, Trustee

*	August 10, 2021
Robert E. Morrison, Trustee

/s/ Todd E. Heim	August 10, 2021
Todd E. Heim, President

/s/ Jennifer L. Leamer	August 10, 2021
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer